                                                              File No. 033-11419
                                                                       811-04997

   As filed with the U.S. Securities and Exchange Commission on April 8, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. _____

                       [X] Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                          DELAWARE GROUP EQUITY FUNDS V
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
                        --------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
 ------------------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
 ------------------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A shares of beneficial interest, no par value, of Delaware Dividend Income Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

                               2005 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

                         SPECIAL MEETING OF SHAREHOLDERS

                             YOUR VOTE IS IMPORTANT


DEAR SHAREHOLDER:

   Enclosed is a Notice of a Special Meeting of Shareholders (the "Meeting") of Lincoln National Convertible Securities Fund, Inc. (the "Company"). The Meeting has been called for June 2, 2005 at 10:00 a.m. Eastern time at the offices of Delaware Investments, 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055. The accompanying materials describe an important proposal that may affect the future of the Company. We ask you to give this your prompt attention and vote via the enclosed proxy card or by telephone or by the Internet.

                            PLEASE COMPLETE, SIGN AND
                          MAIL THE ENCLOSED PROXY CARD

   This Meeting is very important. The Board of Directors of the Company (the "Board") recommends that you consider and approve an Agreement and Plan of Acquisition that would result in your shares of the Company being exchanged for those of an open-end fund in the Delaware Investments Family of Funds called Delaware Dividend Income Fund ("Dividend Income Fund"), a series of Delaware Group Equity Funds V, that has an investment objective similar to the Company's. If the shareholders of the Company approve the proposal, you will receive, in exchange for your shares of the Company, Class A shares of Dividend Income Fund equal in value to the aggregate net asset value of your shares of the Company, without imposition of any sales charge. However, a temporary 2% redemption (exchange) fee will be assessed on the Class A shares of Dividend Income Fund received in exchange for your shares of the Company if such Dividend Income Fund Class A shares are redeemed or exchanged within three (3) months after the transaction is completed. You will no longer be a shareholder of the Company, and you will instead be a shareholder of Dividend Income Fund. The Company will no longer exist after the transaction is completed.

   THE PROPOSED TRANSACTION IS INTENDED TO BE TAX-FREE, WHICH MEANS THAT YOU WILL NOT HAVE A TAXABLE GAIN OR LOSS ON THE EXCHANGE OF YOUR SHARES.

                           YOUR BOARD'S RECOMMENDATION

   The Board recommends this transaction primarily because Company shareholders would benefit from significantly lower operating expenses as shareholders of Dividend Income Fund. In addition, the discount at which the Company's shares are currently trading would be eliminated by reorganizing the Company into an open-end fund, thereby providing the Company's shareholders with more liquidity. Furthermore, certain developments in the convertible securities market have made it less desirable to invest in a fund that focuses primarily on convertible securities. The Board believes that the Company's shareholders may benefit from an investment in a fund with a broader investment mandate, lower risk and lower volatility. For these reasons and others discussed in the attached proxy statement/prospectus, THE BOARD OF DIRECTORS OF THE COMPANY BELIEVES THAT THE PROPOSED REORGANIZATION IS IN THE BEST INTEREST OF THE COMPANY'S SHAREHOLDERS.

   Please take the time to review this entire document and vote now. The Board unanimously recommends that you vote in favor of this proposal.

   o To ensure that your vote is counted, please mark your vote on the enclosed proxy card.

   o  Sign and mail your card promptly.

   o You may also vote by telephone or over the Internet. If your account is eligible, separate instructions are enclosed.

   o If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person; provided, however, that if your shares are held of record by a broker-dealer (or other nominee), you must obtain a "legal proxy" from your broker-dealer of record (or other nominee) and present it to the Inspector of Elections at the Meeting.

   Thank you for your prompt attention and participation.

                                            Sincerely,

                                            /s/ Patrick P. Coyne
                                            Patrick P. Coyne
                                            President,
                                            Lincoln National Convertible
                                            Securities Fund, Inc.



--------------------------------------------------------------------------------
                             YOUR VOTE IS IMPORTANT

    TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
    IF YOU PREFER, YOU MAY INSTEAD VOTE BY TELEPHONE OR THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON
    IF YOU ATTEND THE MEETING. IF YOU HAVE ANY QUESTIONS OR NEED ASSISTANCE VOTING YOUR SHARES, PLEASE CALL D.F. KING & CO., INC., WHO IS ASSISTING
                   YOUR COMPANY, TOLL-FREE AT 1-800-549-6746.
--------------------------------------------------------------------------------

               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

                               2005 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 2, 2005

TO THE SHAREHOLDERS:

   NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of Lincoln National Convertible Securities Fund, Inc. (the "Company") will be held at the offices of Delaware Investments, 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on June 2, 2005 at 10:00 a.m. Eastern time. The Meeting is being called for the following purposes:

   1. To approve an Agreement and Plan of Acquisition (the "Plan") between the Company and Delaware Group Equity Funds V, on behalf of Delaware Dividend Income Fund ("Dividend Income Fund"), that provides for: (i) the acquisition of substantially all of the assets of the Company by Dividend Income Fund in exchange solely for Class A shares of Dividend Income Fund; (ii) the pro rata distribution of such shares to the holders of shares of the Company; and (iii) the complete liquidation and dissolution of the Company. Shareholders of the Company will receive Class A shares of Dividend Income Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders' shares in the Company.

   2. To transact any other business not currently contemplated that may properly come before the Meeting or any adjournment thereof.

   The transaction contemplated by the Plan is described in the attached Proxy Statement/Prospectus. A copy of the form of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Proxy Statement/Prospectus.

   Shareholders of record of the Company as of the close of business on March 21, 2005 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE YOUR SHARES BY RETURNING THE PROXY CARD BY MAIL IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR BY VOTING BY TELEPHONE OR THE INTERNET. YOUR VOTE IS IMPORTANT.



                                            By order of the Board of Directors,


                                            /s/ David F. Connor
                                            David F. Connor
                                            Secretary
April 6, 2005

                       This page intentionally left blank.

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS

COVER PAGES                                                                                                    PAGE

SUMMARY                                                                                                           2
   What is the purpose of the proposal?                                                                           2
   How will the shareholder voting be handled?                                                                    3

COMPARISON OF SOME IMPORTANT FEATURES
   How do the investment objectives and policies of the Company and
     Dividend Income Fund compare?                                                                                4
   What are the principal risks of an investment in the Funds?                                                    5
   What are the principal differences between open-end and closed-end funds?                                      5
   What are the general tax consequences of the Transaction?                                                      6
   Who manages the Funds?                                                                                         7
   What are the fees and expenses of each Fund and what might they be
     after the Transaction?                                                                                       9
   How do the performance records of the Funds compare?                                                          11
   Where can I find more performance and financial information about the Funds?                                  12
   What are other key features of the Funds?                                                                     12
         Transfer Agency Services                                                                                12
         Custody Services                                                                                        13
         Administration Services                                                                                 13
         Distribution Services                                                                                   13
         Rule 12b-1 Plan                                                                                         13
         Purchase, Exchange and Redemption Procedures                                                            13
         Dividends, Distributions and Taxes                                                                      14

REASONS FOR THE TRANSACTION                                                                                      15

INFORMATION ABOUT THE TRANSACTION                                                                                18
   How will the Transaction be carried out?                                                                      18
   What are the tax consequences of the Transaction?                                                             19
   What should I know about Dividend Income Fund Class A shares?                                                 20
   Who will pay the expenses of the Transaction?                                                                 20
   What are the capitalizations of the Funds
         and what might the capitalization be after the Transaction?                                             20

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES                                                                 21
   Are there any significant differences between the investment objectives, strategies and investment policies of the
     Company and Dividend Income Fund?                                                                           22
   How do the investment restrictions of the Funds differ?                                                       24
   What are the risk factors associated with investments in the Funds?                                           26

FURTHER INFORMATION ABOUT THE FUNDS                                                                              27

VOTING INFORMATION                                                                                               31
   How many votes are necessary to approve the Plan?                                                             31
   How do I ensure that my vote is accurately recorded?                                                          32
   Can I revoke my proxy?                                                                                        32
   What other matters will be voted upon at the Meeting?                                                         32
   Who is entitled to vote?                                                                                      32
   What other solicitations will be made?                                                                        32

PRINCIPAL HOLDERS OF SHARES                                                                                      33

EXHIBITS TO PROXY STATEMENT/PROSPECTUS                                                                           36

EXHIBIT A - FORM OF AGREEMENT AND PLAN OF ACQUISITION AMONG
            LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.,
            DELAWARE GROUP EQUITY FUNDS V (ON BEHALF OF DELAWARE
            DIVIDEND INCOME FUND), AND DELAWARE MANAGEMENT
            COMPANY, A SERIES OF DELAWARE MANAGEMENT BUSINESS TRUST

EXHIBIT B - PROSPECTUS OF DELAWARE DIVIDEND INCOME FUND -
            CLASS A, B, C AND R, DATED MARCH 30, 2005 (ENCLOSED)

EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF DELAWARE DIVIDEND
            INCOME FUND FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2004
            (ENCLOSED)
EXHIBIT D - OTHER INFORMATION ABOUT THE COMPANY
   Investment Objective and Policies
   Distribution and Tax Information
   Outstanding Securities of the Company

                           PROXY STATEMENT/PROSPECTUS

                               DATED APRIL 6, 2005

                ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
                               2005 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

                    BY AND IN EXCHANGE FOR CLASS A SHARES OF
                          DELAWARE DIVIDEND INCOME FUND
                   (A SERIES OF DELAWARE GROUP EQUITY FUNDS V)
                               2005 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

   This Proxy Statement/Prospectus solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Lincoln National Convertible Securities Fund, Inc. (the "Company"). At the Meeting, shareholders of the Company will be asked to approve an Agreement and Plan of Acquisition (the "Plan"). If the shareholders of the Company vote to approve the Plan, substantially all of assets of the Company will be acquired by Delaware Dividend Income Fund ("Dividend Income Fund"), a series of Delaware Group Equity Funds V (the "Acquiring Trust"), in exchange for shares of Dividend Income Fund - Class A ("Dividend Income Fund Class A shares"). The principal offices of the Company and the Acquiring Trust are located at 2005 Market Street, Philadelphia, PA 19103-7094. You can reach the offices of both the Company and the Acquiring Trust by telephone by calling 1-800-523-1918.

   The Meeting will be held at the offices of Delaware Investments, 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on June 2, 2005 at 10:00 a.m. Eastern time. The Board of Directors of the Company is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about April 11, 2005.

   If the shareholders of the Company vote to approve the Plan, you will receive Dividend Income Fund Class A shares of equivalent aggregate net asset value ("NAV") to the aggregate NAV of the common shares of the Company ("Company shares") that you own. No sales charge will be imposed on the Dividend Income Fund Class A shares you receive in connection with this transaction. However, a temporary 2% redemption (exchange) fee will be assessed on Dividend Income Fund Class A shares received in exchange for Company shares if such Dividend Income Fund Class A shares are redeemed or exchanged within three (3) months after the transaction is completed, as discussed below under "What are other key features of the Funds? -- Purchase, Exchange and Redemption Procedures." The Company will then be liquidated and dissolved.

   The investment goals of the Company and Dividend Income Fund (together, the "Funds") are similar in that both Funds seek to provide current income and capital appreciation. Specifically, the Company's primary investment objective is to provide a high level of total return through a combination of capital appreciation and current income. Dividend Income Fund's investment objective is to provide high current income and an investment that has the potential for capital appreciation. While the investment objective of the Company is fundamental, the investment objective of Dividend Income Fund is non-fundamental, which means that the investment objective of Dividend Income Fund may be changed without shareholder approval. Any change in Dividend Income Fund's investment objective would require prior written notification to shareholders. Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, serves as investment manager to each Fund. The Board of Directors of the Company believes that exchanging Company shares for Dividend Income Fund Class A shares will benefit the shareholders of the Company, as discussed in this Proxy Statement/Prospectus.

   This Proxy Statement/Prospectus gives the information about the proposed reorganization and Dividend Income Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Dividend Income Fund and the proposed reorganization has been filed with the U.S. Securities and Exchange Commission (the "SEC") and can be found in the following documents:

o The Prospectus of Dividend Income Fund - Class A, B, C and R dated March 30, 2005 (the "Dividend Income Fund Prospectus") is enclosed with and considered a part of this Proxy Statement/Prospectus.

o The Annual Report to Shareholders of Dividend Income Fund for the fiscal year ended November 30, 2004, which contains financial and performance information for Dividend Income Fund, is enclosed with and considered a part of this Proxy Statement/Prospectus.

o A Statement of Additional Information ("SAI") dated April 6, 2005 relating to this Proxy Statement/Prospectus has been filed with the SEC and is considered a part of this Proxy Statement/Prospectus.

   You may request a free copy of the SAI relating to this Proxy
Statement/Prospectus or any of the documents referred to above without charge by calling 1-800-523-1918, or by writing to Dividend Income Fund at Attention:
Account Services, 2005 Market Street, Philadelphia, PA 19103.

   LIKE ALL MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                     SUMMARY

   This is only a summary of certain information contained in this Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), the Dividend Income Fund Prospectus (enclosed as Exhibit B), and the Annual Report to Shareholders of Dividend Income Fund (enclosed as Exhibit C).

WHAT IS THE PURPOSE OF THE PROPOSAL?

   The Board of Directors of the Company has approved the Plan for the Company and recommends that shareholders of the Company approve the Plan. If shareholders of the Company vote to approve the Plan, it will result in the transfer of substantially all of the Company's net assets to Dividend Income Fund in exchange for Dividend Income Fund Class A shares of equivalent aggregate NAV. This means that, although the total NAV of your investment will be the same immediately before and after the exchange, the number of Dividend Income Fund Class A shares that you receive will likely be different than the number of Company shares that you surrender. No sales charges will be imposed upon the Dividend Income Fund Class A shares you receive in connection with the proposed transaction referred to in this Proxy Statement/Prospectus (the "Transaction"). After the Dividend Income Fund Class A shares are distributed pro-rata to the Company's shareholders, the Company will be completely liquidated and dissolved. As a result of the Transaction, you will cease to be a shareholder of the Company and will become a shareholder of Dividend Income Fund. This exchange will occur on a date agreed to between the Company and the Acquiring Trust (hereafter, the "Closing Date"). If shareholders approve the Plan at the Meeting, the Closing Date of the Transaction is expected to occur on or about June 10, 2005.

   Delaware Management Company ("DMC") manages both Funds and will continue to be the investment manager for Dividend Income Fund upon completion of the Transaction. Dividend Income Fund has an investment objective and investment policies that are similar to those of the Company. For the reasons set forth under "Reasons for the Transaction" below, the Board of Directors of the Company has determined that the Transaction is in the best interests of the Company and its shareholders. The Board of Directors of the Company and the Board of Trustees of the Acquiring Trust also concluded that no dilution in value would result to the shareholders of the Company or Dividend Income Fund, respectively, as a result of the Transaction.

   It is expected that the shareholders of the Company will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Dividend Income Fund Class A shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see "Information About the Transaction -- What are the tax consequences of the Transaction?"

                      THE BOARD OF DIRECTORS OF THE COMPANY
                  RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

   Shareholders of the Company who owned shares at the close of business on March 21, 2005 (the "Record Date") will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Approval of the Transaction requires the affirmative vote of a majority of the outstanding shares of the Company. D.F. King & Co., Inc. ("D.F. King") has been retained by the Company to solicit shareholder votes.

   Please vote by proxy as soon as you receive this Proxy Statement/Prospectus. You may place your vote by completing and signing the enclosed proxy card or by telephone or by the Internet. If you return your signed proxy card or vote by telephone or by Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. Please refer to the instructions that accompany your voting instruction form.

   You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. However, if your shares are held of record by a broker-dealer (or other nominee) and you wish to vote in person at the Meeting, you must obtain a "legal proxy" from your broker-dealer of record (or other nominee) and present it to the Inspector of Elections at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Proxy Statement/Prospectus.

                      COMPARISON OF SOME IMPORTANT FEATURES

   HOW DO THE INVESTMENT OBJECTIVES AND POLICIES OF THE COMPANY AND DIVIDEND INCOME FUND COMPARE?

   The investment objectives of the Company and Dividend Income Fund are similar in that both Funds seek to provide current income and capital appreciation. Specifically, the Company's primary investment objective is to provide a high level of total return through a combination of capital appreciation and current income, while Dividend Income Fund seeks to provide high current income and an investment that has the potential for capital appreciation. Therefore, both Funds look for securities that pay dividends and other income as well as investments that will increase in value.

   The Funds differ in how they seek to achieve their individual objectives. The Company has a more narrow focus than Dividend Income Fund. Under normal conditions, the Company will invest at least 80% of its net assets in "convertible securities." Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted at a specified price or formula within a particular period of time into a prescribed amount of common stock of the same or a different issuer. The Company may also invest in private placement convertible securities and restricted securities.

   While it may invest without limit in convertible securities, Dividend Income Fund is not required to invest at least 80% of its net assets in convertible securities like the Company. Instead, Dividend Income Fund invests primarily in income-generating securities (debt and equity). Those income-generating securities include equity securities of large, well-established companies that pay dividends, debt securities, including high-yield, high-risk corporate bonds, investment grade fixed-income securities, U.S. government securities, convertible securities, securities of real estate investment trusts ("REITs"), preferred stocks, warrants, rights, non-convertible debt securities, investment company securities, repurchase agreements and privately placed securities.

   Under normal circumstances, Dividend Income Fund's assets will be invested evenly in income generating equity securities and debt securities (50% and 50%, respectively). However, the investment manager of the Dividend Income Fund expects that the proportion of Dividend Income Fund's total assets invested in income generating equity securities and equity equivalent securities will vary from 50% to 100% of Dividend Income Fund's total assets and the proportion of Dividend Income Fund's total assets in debt securities will correspondingly vary from 0% to 50% of Dividend Income Fund's total assets.

   Both Funds may invest in foreign securities, although they differ in the percentage of Fund assets that may be invested in this manner. The Company may invest up to 25% of its total assets in securities (including convertible securities) issued by entities domiciled in or organized under the laws of foreign countries, including securities of entities in emerging market countries. Dividend Income Fund may invest up to 20% of its net assets in foreign equity and debt securities; however, Dividend Income Fund will not invest more than 5% of its total assets in securities of issuers principally located or principally operating in emerging market countries.

   When market conditions dictate, both Funds reserve the right, for temporary defensive purposes, to maintain all or a substantial portion of their assets in cash and money market instruments. Dividend Income Fund may also experience a high portfolio turnover rate as a result of frequent portfolio transactions.

   For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN THE FUNDS?

   As with most investments, an investment in the Funds involves risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment objective.

   The risks associated with an investment in Dividend Income Fund are similar to the risks associated with an investment in the Company. Those risks include changes in market conditions, particularly declines in the stock market, and poor performance in specific industries or companies in which the Funds may invest.

   Investments in the Company may also be subject to somewhat greater interest rate and credit risks than investments in Dividend Income Fund because of the Company's focus on investments in convertible securities. Therefore, the Company may be particularly sensitive to changes in interest rates and the creditworthiness of the issuers of the convertible securities it holds. A fund focused primarily on these securities is likely to be much more volatile than a fund with exposure to a greater variety of different investments.

   Company shares are also subject to the risk that they will trade at a discount to NAV. This is a risk to which share of open-end funds, such as Dividend Income Fund, are not subject because, unlike shares of closed-end funds, shares of open-end funds are not traded on a secondary market. Therefore, Dividend Income Fund Class A shares do not and will not trade at a discount (or a premium) to their NAV. More information about the principal differences between open-end and closed-end funds is set forth in the section immediately below.

   For further information about the risks of the Funds, see "Comparison of Investment Objectives and Policies -- What are the risk factors associated with investments in the Funds?"

WHAT ARE THE PRINCIPAL DIFFERENCES BETWEEN OPEN-END AND CLOSED-END FUNDS?

   In evaluating the Transaction, shareholders of the Company should consider the important distinctions between closed-end and open-end investment companies and how those distinctions bear upon management of the two Funds and the relative risks associated with an investment in them. Dividend Income Fund is an open-end fund that engages in a continuous public offering of its shares and that must stand ready to redeem its shares upon the instruction of shareholders received in good order. Dividend Income Fund's size fluctuates both because of sales and redemptions of its shares as well as market appreciation and depreciation in fund assets. By contrast, the Company is a closed-end fund that lists its shares on the New York Stock Exchange ("NYSE"), does not sell its shares on a continuous basis and generally may not redeem its shares upon shareholder request. As a consequence, the number of outstanding shares of the Company (absent an issuer tender offer, an open-market repurchase program or shares issued pursuant to a dividend reinvestment plan) will remain constant, and the size of the Company is generally affected only by the market appreciation and depreciation of its assets. This distinction has a direct bearing on the management of the Funds and on expenses to which the Funds are subject.

   As an open-end fund, Dividend Income Fund must be managed in anticipation of possible redemptions, which generally must be honored within seven days after a redemption request is received by the Fund in good order. Payments to shareholders that redeem their shares generally must be paid in cash, the source of which typically is cash-on-hand or cash raised by the sale of liquid portfolio securities. In either case, the need to be able to redeem Fund shares limits the Fund's management flexibility. For this reason, open-end funds are limited, under SEC staff interpretations, in the amount of their assets that may be invested in illiquid assets.

   The same is not the case for closed-end funds like the Company. Unless it has announced a tender offer of its shares, a closed-end fund need not be managed in anticipation of possible redemptions and, thus, may invest in less liquid assets. A closed-end fund also is not subject to any limitation on the amount of its assets that may be illiquid, although the Company limits its investments in illiquid securities to 15% of its net assets.

   Apart from flexibility of management, there are other distinctions between the two structures. Dividend Income Fund, as an open-end fund, has the potential for growth in size through sales of additional shares, with the flexibility in management and potential per share cost savings that may arise from increased size. Even though an open-end fund like Dividend Income Fund must be managed in anticipation of possible redemptions, as the size of the fund increases, its management options may increase proportionately. Similarly, as the size of a fund increases, the fixed costs may be spread over the larger asset base, possibly resulting in lower operating expenses per share. In contrast, an investment in the Company does not present the same potential growth because it may not engage in a continuous offering of its shares. In order to achieve growth through sales, the Company would be required to engage in an additional underwritten public offering or a rights offering, both of which are expensive and time consuming. The inability quickly and relatively inexpensively to raise additional capital can be a significant impediment to the Company's operation, if, as a result of market depreciation, the value of its assets were to significantly decline. In such an instance, fixed costs would be spread over fewer assets, thus causing its expense ratio to increase.

   The advantages that may flow from the potential increase in the size of Dividend Income Fund should be weighed against the disadvantages associated with potential diminution in size arising from redemptions. While increased size may result in improved management flexibility and lower expenses, a contraction in the size of Dividend Income Fund may correspondingly result in reduced management flexibility and higher expenses. For example, the Transaction, if completed, will make it possible for former shareholders of the Company to redeem their shares (subject to a redemption fee of 2% for the three months following the Closing Date), which will reduce the size of Dividend Income Fund commensurate with the extent of those redemptions. Redemptions also may increase significantly, for example, should the various asset classes in which Dividend Income Fund invests fall out of favor in the market place or experience poor performance. This risk should be somewhat less for Dividend Income Fund than the Company because Dividend Income Fund tends to invest in a much wider variety of asset classes than the convertible securities that comprise the primary investment focus of the Company.

   Finally, the Company is a closed-end fund that is listed on the NYSE. The shares of closed-end funds that are traded on a secondary market, like the NYSE, may trade at either a discount or a premium to their NAV per share. Historically, the Company's shares have generally traded at a discount to their NAV per share. In contrast, the Investment Company Act of 1940, as amended (the "1940 Act"), generally requires that the shares of Dividend Income Fund, as an open-end fund, be purchased or sold at their respective NAV per share, plus any applicable sales charge or redemption fee, on any day that Dividend Income Fund is open for business. Thus, shares of Dividend Income Fund cannot be purchased or redeemed at a discount or a premium.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE TRANSACTION?

   It is expected that shareholders of the Company will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Dividend Income Fund Class A shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"

WHO MANAGES THE FUNDS?

   The management of the business and affairs of the Funds is the responsibility of the Board of Directors of the Company and the Board of Trustees of the Acquiring Trust, respectively (each, a "Board" and, collectively, the "Boards"). The Boards elect officers who are responsible for the day-to-day operations of the Funds.

   Both Funds are registered with the SEC. The Company is a diversified closed-end, registered management investment company and was organized as a Maryland corporation on April 10, 1986. Dividend Income Fund is a series of the Acquiring Trust, an open-end registered management investment company, which was organized as a Maryland corporation on January 16, 1987 and reorganized as a Delaware business trust on November 24, 1999.

   DMC manages the assets of the Funds and makes the investment decisions for each Fund. DMC is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC and its predecessors have been managing the assets of the funds in the Delaware Investments Family of Funds since 1938. As of December 31, 2004, DMC and its affiliates within Delaware Investments were managing in the aggregate approximately $100 billion in assets in various institutional or separately managed, investment company and insurance accounts.

   The portfolio management team responsible for the day-to-day management of Dividend Income Fund is comprised of Timothy L. Rabe, Nancy M. Crouse and Damon
J. Andres. Mr. Rabe has primary responsibility for making day-to-day investment decisions for the fixed-income portion of Dividend Income Fund, which Mr. Rabe assumed the responsibility for in July 2002. Ms. Crouse and Mr. Andres have primary responsibility for making day-to-day investment decisions for the equity portion of Dividend Income Fund.

   Timothy L. Rabe, Senior Vice President/Senior Portfolio Manager. Mr. Rabe received a bachelor's degree in finance from the University of Illinois. Prior to joining Delaware Investments in 2000, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. Before that, he worked as a tax analyst for The Northern Trust Company. He is a CFA charterholder.

   Nancy M. Crouse, Senior Vice President/Senior Portfolio Manager. Ms. Crouse earned a master's degree in business administration with a concentration in finance from the University of Pittsburgh and a bachelor's degree in International Affairs from Lafayette College. Ms. Crouse is a senior portfolio manager and an analyst for Delaware Investments' large-cap value products and manages a sector team covering the consumer industries. Prior to joining Delaware Investments in 1993, she was Vice President of CoreStates Investment Advisers. Ms. Crouse began her career as a credit analyst for Philadelphia National Bank. She is a Chartered Financial Analyst.

   Damon J. Andres, Vice President/Senior Portfolio Manager. Mr. Andres earned a B.S. in Business Administration with an emphasis in finance and accounting from the University of Richmond. Mr. Andres' previous assignments at Delaware Investments include acting as a quantitative analyst for the firm's large-cap value wrap product. Prior to joining Delaware Investments in 1994, Mr. Andres performed investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia. Mr. Andres is a Chartered Financial Analyst.

   Mr. Andres is also solely responsible for the day-to-day management of the assets of the Company.

   The Company has an investment management agreement with DMC under which DMC receives a quarterly management fee of 0.21875% of the net asset value of the Company on the last valuation date of each quarter. On an annualized basis, the contractual management fee is 0.875% of the net asset value of the Company. This management fee includes the payment for both advisory and fund accounting services. Effective June 1, 2004, DMC has elected to waive 0.025% of its management fee through May 31, 2005. For the fiscal year ended December 31, 2004, the Company paid DMC $747,519, or 0.87% of the Company's average daily net assets (after fee waivers and reimbursements).

   Dividend Income Fund also has an investment management agreement with DMC under which DMC receives a management fee based on the schedule below:

--------------------------------------------------------------------------------
ANNUAL RATE              NET ASSETS
--------------------------------------------------------------------------------
0.65%                     First $500 million
0.60%                     Over $500 million to $1.0 billion
0.55%                     Over $1.0 to $2.5 billion
0.50%                     On assets in excess of $2.5 billion
--------------------------------------------------------------------------------

   For the fiscal year ended November 30, 2004, Dividend Income Fund paid DMC $402,956, or 0.37% of Dividend Income Fund's average daily net assets (after fee waivers and reimbursements).

   Pursuant to a separate administration agreement, Dividend Income Fund pays an administrative fee to Delaware Service Company, Inc. ("DSC") equal to 0.035% of net assets. For the fiscal year ended November 30, 2004, Dividend Income Fund paid DSC an accounting and administrative fee of $38,195, or 0.035% of Dividend Income Fund's average daily net assets. Each class of Dividend Income Fund pays its proportionate share of the fund administration fee. Dividend Income Fund also paid DSC an administrative fee for transfer agent services of $145,580, or 0.13% of Dividend Income Fund's average daily net assets.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

   The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for Dividend Income Fund Class A shares after the Transaction. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Dividend Income Fund.

                  FEES AND EXPENSES FOR THE COMPANY SHARES AND
                       DIVIDEND INCOME FUND CLASS A SHARES

                                                                 ACTUAL+                    PROJECTED++
-------------------------------------------------------------------------------------------------------------------
                                                                                         DIVIDEND INCOME
                                                                         DIVIDEND          FUND CLASS A
                                                                        INCOME FUND        SHARES AFTER
                                                     THE COMPANY          CLASS A           TRANSACTION
-------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge imposed on purchase as
   a percentage of offering price                        None              5.75%                5.75%(1)
  Maximum Contingent Deferred Sales Charge as a
   percentage of original purchase price or redemption
   price, whichever is lower                              N/A               None(2)              None(2)
  Maximum Sales Charge imposed on reinvested dividends   None               None                 None
  Redemption Fees                                         N/A               None                2.00%(3)
  Exchange Fees                                           N/A               None(4)             2.00%(3,4)
ANNUAL FUND OPERATING EXPENSES
  (as percentage of average net assets)
  Management Fees                                      0.875%              0.65%                0.65%
  Distribution and service (12b-1) Fees                  None              0.30%(6)             0.30%(6)
  Other Expenses                                       0.445%              0.37%                0.27%(7)
                                                       ------------------------------------------------------------
  Total Annual Fund Operating Expenses                  1.32%              1.32%                1.22%
                                                       ------------------------------------------------------------
Management Fee Reduction                               (0.01%)(5)         (0.32%)(6,8)         (0.22%)(6,8)
                                                       ------------------------------------------------------------
Net Annual Fund Operating Expenses                      1.31%              1.00%                1.00%
                                                       ============================================================

+ Information for the Company is provided for its fiscal year ended December 31, 2004. Information for Dividend Income Fund is provided for its fiscal year ended November 30, 2004.

++ Projected expenses based on current and anticipated Dividend Income Fund expenses, including the estimated costs of the Transaction to be borne by the Funds. The pro forma combined expenses are based on the net assets of the Funds as of November 30, 2004.

(1) No sales charges will be applicable to Dividend Income Fund Class A shares received by the Company's shareholders in connection with the Transaction.

(2) A purchase of Dividend Income Fund Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years. Additional Class A shares purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Dividend Income Fund Prospectus if they are available. This contingent deferred sales charge will not apply to Dividend Income Fund Class A shares received by the Company's shareholders in connection with the Transaction.

(3) A temporary 2.00% redemption (exchange) fee will be assessed on any Dividend Income Fund Class A shares issued in connection with the Transaction that are redeemed or exchanged within three (3) months of the Closing Date.

(4) Exchanges are subject to the requirements of each fund in the Delaware Investments Family of Funds.

(5) Effective June 1, 2004, DMC has elected to waive 0.025% of its management fee through May 31, 2005.

(6) Dividend Income Fund Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets. Dividend Income Fund's distributor has contracted to limit the Class A shares'12b-1 fees to no more than 0.25% of average daily net assets for at least one year following the Closing Date.

(7) "Other Expenses" includes the estimated costs of the Transaction that are anticipated to total approximately $211,000, of which $70,300 is applicable to Dividend Income Fund.

(8) DMC has contracted to waive fees and pay expenses for at least one year following the Closing Date in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets. This limit on total operating expenses will also apply to the expenses of the Transaction allocable to Dividend Income Fund.

EXAMPLE:

   This example can help you compare the cost of investing in the Company shares with the cost of investing in Dividend Income Fund Class A shares, both before and after the Transaction. It assumes that:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year;(1)

o The Funds' operating expenses remain the same each year; and

o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR        3 YEARS        5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------

Company shares                            $134           $418           $723         $1,590
Dividend Income Fund Class A shares (2)   $671           $940         $1,228         $2,047
Projected Dividend Income Class A shares
   (after Transaction) (2)                $671           $919         $1,187         $1,949
Projected Dividend Income Class A
   shares (after Transaction) at NAV (3)  $102           $365           $649         $1,458

(1) The Funds' actual returns may be greater or less than the hypothetical 5% return used. The examples for Dividend Income Fund reflect net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without waivers for years two through ten.

(2) Reflects a 5.75% sales charge (load) imposed on purchase as a percentage of offering price.

(3) Reflects costs to Company's shareholders who receive Dividend Income Fund Class A shares in connection with the Transaction, without the imposition of any sales charge.

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

   The performance of the Funds as of December 31, 2004 is shown below:

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                                                    SINCE
         FUND NAME                                     1 YEAR     3 YEARS   5 YEARS  10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------
Company(1)
(Inception Date: June 19, 1986) At NAV(2)               5.36%      2.28%    (1.01%)    7.40%        9.12%(6)

Company(1)
At Market Value(3)                                      5.12%      4.24%     3.61%     8.50%        8.81%(6)

Dividend Income Fund - Class A Shares(4)
(Inception Date: Dec. 2, 1996)                          4.07%      9.11%     7.54%      N/A         10.05%(6)

Dividend Income Fund - Class A Shares At NAV(5)        10.43%     11.29%     8.82%      N/A         10.86%(6)

---------
(1) The average annual total returns reflect reinvestment of all distributions and capital gain tax credits. The performance does not include any brokerage commissions for purchases made since inception, nor does it reflect the deduction of taxes the shareholder would pay on distributions or sale of Company shares. Past performance is not a guarantee of future results.

(2) Performance of the Company at net asset value is based on the fluctuations in net asset value during the period. Investments in the Company are not available at net asset value.

(3) Performance of the Company at market value is based on market performance during the period.

(4) The average annual total returns reflect the reinvestment of all distributions and the maximum front-end sales charge of 5.75%. Dividend Income Fund Class A shares also bear the cost of an annual distribution and service fee of up to 0.30%. An expense limitation was in effect during the periods shown. Performance would have been lower had the expense limitation not been in effect. The performance does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Dividend Income Fund Class A shares.

(5) Company shareholders who receive Dividend Income Fund Class A shares in connection with the Transaction will not be subject to any sales charge. The average annual total returns at NAV reflect the reinvestment of all distributions but not the imposition of the sales charge. Dividend Income Fund Class A shares also bear the cost an annual distribution and service fee of up to 0.30%. An expense limitation was in effect during the periods shown. Performance would have been lower had the expense limitation not been in effect. The performance does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Dividend Income Fund Class A shares.

(6) Please note that the since-inception period for the Company is more than ten years longer than the since-inception period for Dividend Income Fund.

   Shares of closed-end investment companies, such as the Company, frequently trade at a discount from NAV. This characteristic is a risk separate and distinct from the risk that the Company's NAV may decrease, and this risk may be greater for shareholders expecting to sell their shares in a relatively short period.

   The following table shows the quarterly history of public trading of the Company's shares for the last two fiscal years of the Company.

                                                                             PERCENTAGE
                            NET ASSET VALUE          MARKET PRICE         PREMIUM/(DISCOUNT)
                            ---------------        ----------------       ------------------
QUARTER ENDED               HIGH        LOW        HIGH         LOW       HIGH           LOW
-----------------------------------------------------------------------------------------------

March 31, 2003             $13.23     $12.55      $13.15      $11.90        2.30%       (6.50%)
June 30, 2003              $14.33     $12.96      $14.80      $12.59        2.40%       (4.11%)
September 30, 2003         $14.47     $13.72      $14.21      $12.50        0.65%      (13.27%)
December 31, 2003          $15.02     $14.21      $13.69      $12.90       (4.98%)     (11.96%)
March 31, 2004             $15.39     $14.86      $14.28      $13.40       (6.85%)     (10.44%)
June 30, 2004              $15.26     $14.28      $13.88      $12.13       (8.81%)     (15.46%)
September 30, 2004         $14.67     $14.05      $12.93      $12.25      (10.17%)     (13.98%)
December 31, 2004          $15.14     $14.11      $13.47      $12.37      (10.28%)     (13.89%)

As of March 31, 2005, the NAV per share of the Company was $14.62, and the market price per share was $13.96, representing a discount of (4.51%).

   As described more fully below under "Reasons for the Transaction," the Board of Directors of the Company reviewed and considered the Funds' relative average annual total returns in its decision to approve the Plan.

WHERE CAN I FIND MORE PERFORMANCE AND FINANCIAL INFORMATION ABOUT THE FUNDS?

   The Dividend Income Fund Prospectus (enclosed as Exhibit B), as well as the most recent Annual Report to Shareholders (enclosed as Exhibit C), contain additional financial information about Dividend Income Fund, including Dividend Income Fund's financial performance for the past five years under the heading "Financial Highlights." Additional performance information, including after tax return information, is contained in the Dividend Income Fund Prospectus under the heading "Fund Profile -- How has Delaware Dividend Income Fund performed?" The Annual Report to Shareholders of Dividend Income Fund also has a discussion of Dividend Income Fund's performance during the fiscal year ended November 30, 2004, under the heading "Portfolio Management Review."

   The Company's Annual Report to Shareholders contains more financial information about the Company, including the Company's financial performance for the past five years under the heading "Financial Highlights." The Annual Report to Shareholders also includes a discussion of the Company's performance during the fiscal year ended December 31, 2004, under the heading "Portfolio Management Review." The Company's Annual Report to Shareholders is available free of charge upon request. For instructions on how to obtain additional information about the Funds, see the section "Further Information about the Funds" in this Proxy Statement/Prospectus.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

   Transfer Agency Services. Mellon Investor Services LLC acts as the dividend disbursing agent, transfer agent and reinvestment plan agent for the Company and is located at Overpeck Centre, 85 Challenger Road, Ridgefield Park, New Jersey 07660. DSC, an affiliate of DMC, acts as the shareholder servicing, dividend disbursing and transfer agent for Dividend Income Fund, and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. DSC also provides accounting services to Dividend Income Fund. For its transfer agency services, DSC is paid fees by Dividend Income Fund according to a fee schedule that is the same for each retail fund in the Delaware Investment Family of Funds.

   Custody Services. JP Morgan Chase Bank is the custodian of the securities and all other assets of Dividend Income Fund. The main office of The JP Morgan Chase Bank is 4 Chase Metrotech Center, Brooklyn, New York 11245. Mellon Bank, N.A. is the custodian of the securities and all other assets of the Company. The main office of Mellon Bank, N.A. is 135 Santilli Highway, Everett, MA 02149.

   Administration Services. DSC provides certain accounting and administration services to each of the Funds. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. Under the Fund Accounting Agreement currently in place for all of the retail funds in the Delaware Investments Family of Funds, DSC receives an aggregate complex-wide asset-based fund accounting fee (which is also subject to a minimum fee for certain funds) which is calculated and then pro rated to each fund in the complex, including Dividend Income Fund, on the basis of each fund's relative net assets. Fees for accounting and administration services provided to the Company under its investment management agreement with DMC are payable to DSC by DMC out of its investment advisory fees.

   Distribution Services. Pursuant to an underwriting agreement, Delaware Distributors, L.P. (the "Distributor") serves as the national distributor for the shares of Dividend Income Fund. The Distributor pays the expenses of the promotion and distribution of the Fund's shares, except for payments by the Fund on behalf of its shares under its 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of DMC. Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. ("LFD") is primarily responsible for promoting the sale of Dividend Income Fund shares through broker/dealers, financial advisors and other financial intermediaries.

   Because the Company is a closed-end fund traded on the NYSE, the Company does not have an underwriting agreement with a distributor to distribute Company shares.

   Rule 12b-1 Plan. Dividend Income Fund Class A shares have a separate distribution or "Rule 12b-1" plan. Under the plan, Dividend Income Fund may pay monthly fees to the Distributor for its services and expenses in distributing and promoting the Class A shares. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. In addition, absent any applicable fee waiver, Dividend Income Fund may make payments out of the assets of the Class A shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of, or provide services to, Class A shares.

   Dividend Income Fund Class A shares' Rule 12b-1 plan may pay up to 0.30% per year of the average daily net assets of Dividend Income Fund Class A shares. However, the 12b-1 fee will be limited to 0.25% for at least one year following the Closing Date. For more information regarding Dividend Income Fund Class A shares' Rule 12b-1 plan, please see "Purchasing Shares -- Plans Under Rule 12b-1 for the Fund Class" in its current SAI.

   There is no distribution or "Rule 12b-1" plan for Company shares.

   Purchase, Exchange and Redemption Procedures. The maximum front-end sales charge imposed on purchases of Dividend Income Fund Class A shares is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. Dividend Income Fund requires a minimum initial investment generally of $1,000 and subsequent investments of at least $100.

   No sales charges will be applicable to Dividend Income Fund Class A shares received by Company shareholders in connection with the Transaction. However, a temporary 2% redemption (exchange) fee will be applicable to any Dividend Income Fund Class A shares received in connection with the Transaction that are redeemed or exchanged within three (3) months of the Closing Date. This temporary redemption (or exchange) fee is designed, in part, to deter arbitrage trades by investors seeking to profit from the difference between the cost of purchasing Company shares at a discount to NAV and the proceeds of redeeming Dividend Income Fund Class A shares at NAV following the Closing Date. To the extent that arbitrage and other short-term trading still occurs, the temporary 2% redemption (or exchange) fee would protect Dividend Income Fund and its long-term shareholders by recouping some of the costs of the arbitrage-related redemptions and exchanges.

   Outside the three (3) month period or for Dividend Income Fund Class A shares not received in connection with the Transaction, you may sell (redeem) your Dividend Income Fund Class A shares at any time without paying a redemption fee, or exchange all or part of your Dividend Income Fund Class A shares for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange, subject to certain limitations, as provided in the applicable prospectus. Dividend Income Fund Class A shares may be exchanged for shares of other Delaware Investments funds generally on any day Dividend Income Fund is open for business. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction. Dividend Income Fund Class A shares are redeemed at their NAV per share. However, redemptions of Dividend Income Fund Class A shares that were purchased without an initial sales charge may be subject to a Contingent Deferred Sales Charge ("CDSC") of 1% if you redeem the shares within the first year or 0.5% if you redeem them within the second year, unless a specific waiver of the charge applies. This CDSC does not apply to Dividend Income Fund Class A shares received by the Company shareholders in connection with the Transaction. Additional information and specific instructions explaining how to buy, sell, and exchange shares of Dividend Income Fund, and information regarding any market timing restrictions on such shares, are outlined in the Dividend Income Fund Prospectus under the heading "About Your Account."

   Certain shareholders of the Company may meet the eligibility requirements for investing in institutional class ("Class I") shares of Dividend Income Fund. You may inquire as to your eligibility by contacting DSC at 1-800-523-1918. Shareholders who meet the eligibility requirements will be permitted to exchange the Dividend Income Fund Class A shares for Class I shares.

   Because the Company is a closed-end fund, there are no exchange privileges for its shares. Further, unlike Dividend Income Fund, shareholders of the Company may not redeem their shares at any time. Rather, shareholders generally must sell their shares on the NYSE. However, from time to time, the Board of Directors of the Company may authorize the Company to repurchase its shares in open market transactions at prevailing market prices in a manner consistent with the Fund continuing to seek to achieve its investment objective ("Share Repurchase Program"). The Board of Directors may authorize the repurchase of shares in light of significant discounts at which the Company shares are trading, in order to provide additional liquidity to shareholders and to enhance the NAV of the Company shares. On March 22, 2000, the Board of Directors authorized the initial Share Repurchase Program to repurchase 5% of the Company's outstanding common stock, and extended such program on February 2, 2001. However, the Company's Share Repurchase Program has not been active during the last two fiscal years ended December 31, 2004.

   Dividends, Distributions and Taxes. Dividend Income Fund ordinarily declares and makes payment of dividends from its net investment income, if any, quarterly, and payments from its net realized securities profits (capital gains), if any, annually. The Company has a managed distribution policy, pursuant to which the Company declares and pays a fixed quarterly dividend primarily from net investment income, with the balance coming from capital gains and, if necessary, a return of capital. As of June 30, 2004, the current annualized rate is $0.68 per share. The Company's Board of Directors may change the amount of the quarterly distributions in the future based on economic and market conditions.

   Dividend Income Fund will automatically reinvest distributions in additional shares of the Fund unless a shareholder selects a different option, such as to receive distributions in cash, or to reinvest distributions in shares of another fund in the Delaware Investments Family of Funds. Shareholders of the Company may also have their distributions automatically reinvested in additional shares of the Company by electing to participate in the Company's Automatic Dividend Reinvestment Plan. For more information about the Company's Automatic Dividend Reinvestment Plan and on how to participate in the plan, see the Company's Annual Report to Shareholders under the heading "Automatic Dividend Reinvestment Plan."

   In general, if you are a taxable investor, distributions from the Funds are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions that are declared in December but paid in January are taxable as if they were paid in December. For federal income tax purposes, distributions from the Funds' short-term capital gains are taxable to you as ordinary income. Distributions from the Funds' long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

   For more information about the tax implications of investments in the Funds, see the Dividend Income Fund Prospectus under the heading your account--Dividends, distributions and taxes," as well as the current SAI for Dividend Income Fund under the heading "Taxes," and the Company's annual report to shareholders under the heading "Summary of Accounting Policies," as well as under the heading "Other Information About the Company--Distribution and Tax Information," in Exhibit D to this Proxy Statement/Prospectus.

                           REASONS FOR THE TRANSACTION

   The Board of Directors of the Company (the "Company's Board") discussed the proposed Transaction at Board meetings held on November 4, 2004, December 16, 2004, February 14, 2005 and February 16, 2005. In addition, the non-management Directors, including the Directors who are not interested persons of the Company ("Independent Directors"), met separately on August 6, 2004, August 27, 2004, September 13, 2004, November 3, 2004 and February 13, 2005 to discuss the proposed Transaction. The Independent Directors consulted with independent counsel throughout the process of evaluating the proposed Transaction.

   In connection with its review of the proposed Transaction, the Company's Board requested and received from DMC written materials containing relevant information about the Company, Dividend Income Fund and the proposed Transaction, including: (i) information describing the investment objectives, policies and restrictions applicable to the Funds, as well as DMC's investment process in managing the Funds; (ii) the current expenses borne by each Fund, and pro forma financial information estimating the impact of the proposed Transaction on Dividend Income Fund's operating expenses; (iii) a comparison of the Funds' asset levels and performance histories; (iv) a proposed Agreement and

Plan of Acquisition; (v) the estimated cost of completing the proposed Transaction and the proposed allocation of those expenses among the Company, Dividend Income Fund and DMC; and (vi) the tax ramifications of the proposed Transaction on the Funds and their respective shareholders. In addition, the Company's Board requested and reviewed supplemental information regarding Dividend Income Fund, including: (i) Dividend Income Fund's service provider arrangements; (ii) data comparing the operating expenses and performance record of Dividend Income Fund to those of other open-end funds in its peer groups;
(iii) recent sales and redemption activity for Dividend Income Fund; (iv) the profitability to DMC and its affiliates of providing investment advisory, administration, transfer agency and distribution services to Dividend Income Fund; and (v) the experience and capabilities of DMC and its affiliates in managing open-end funds, with particular emphasis on the transfer agency and distribution functions and Dividend Income Fund's Rule 12b-1 distribution and service plan.

   The Company's Board considered the advantages to the shareholders of the Company of the proposed Transaction. In particular, the Company's Board noted that the shareholders of the Company would benefit from significantly lower operating expenses as shareholders of Dividend Income Fund following the proposed Transaction. Management estimated that the total operating expenses for Dividend Income Fund Class A shares would be significantly lower than the current total operating expenses of the Company. The Company's Board also considered the relatively small size of the Company and the impact of higher expenses on the Company's expense ratios. For example, increasing the size of the Board to comply with the SEC's new rules on Board composition would further increase the Company's operating expenses. The Company's Board also considered the fact that the Company had been targeted by dissident shareholders several times over the last five years and the additional expense that future proxy contests could entail. The Company's Board also noted that combining the Funds could enhance portfolio management by increasing Dividend Income Fund's asset base and allowing the combined fund to spread fixed expenses over a larger asset base. Furthermore, the Company's Board considered the strong positive flows into Dividend Income Fund and the prospect it could benefit from further cost savings due to economies of scale as the combined fund increased its assets through ongoing distribution.

   The Company's Board also considered certain developments in the convertible securities markets that had impacted the return characteristics of convertible securities and, in turn, made it increasingly difficult for the Company to achieve its investment objective. In particular, hedge funds had become dominant in the convertible securities market over the last several years, accounting for most of the trading volume in convertible securities. As a result, new issue pricing generally catered to hedge funds. Outright buyers such as the Company sought higher coupon, lower premium and total return convertible securities. By contrast, hedge funds focused primarily on arbitraging volatility and were less concerned with yield and premium. As a result, lower yielding, higher premium convertible securities are now predominant in the marketplace. In addition, a steady increase in the representation of speculative and volatile sectors (e.g., healthcare, telecommunications, technology) in the convertible securities market had generally increased the level of risk and volatility in the convertible securities market. In light of these developments, the Company's Board believed that the shareholders of the Company could benefit from an investment in a fund with a broader investment mandate and lower overall risk and volatility.

   The Company's Board reviewed and considered the Funds' performance over the one-year, three-year and five-year periods ended December 31, 2004. As noted above under "Comparison of Some Important Features -- How do the performance records of the Funds compare?," Dividend Income Fund Class A shares at NAV significantly outperformed the Company shares over these time periods.

   The Company's Board also considered the advantages of reorganizing the Company with an open-end fund. In particular, the Company's Board noted that the proposed Transaction would effectively eliminate the significant discount from the NAV per share at which the Company shares had been trading in the secondary market. As shareholders of an open-end investment company, shareholders of the combined fund would be able to redeem their investment at any time at NAV in accordance with the requirements of the 1940 Act, subject to the temporary redemption fee discussed above under of Some Important Features--What are other key features of the Funds? -- Purchases, Exchange and Redemption Procedures."

   The Company's Board also considered the potential disadvantages to the shareholders of the Company of the proposed Transaction. One disadvantage is the cost of completing the proposed Transaction. The Board considered the proposed allocation of the Transaction-related expenses among the Company, Dividend Income Fund and DMC and concluded that it was reasonable and that the interests of the Company's shareholders would not be diluted as a result of the Transaction.

   The Company's Board also considered that reorganizing the Company into an open-end fund like Dividend Income Fund would cause it to lose certain advantages associated with the closed-end fund structure. In particular, open-end funds are not able to remain as fully invested as closed-end funds because open-end funds must maintain adequate liquidity to honor redemptions. Open-end funds are also limited in their ability to invest in illiquid securities, which may preclude otherwise desirable investment opportunities. In addition, open-end funds generally do not have the ability to use leverage to the same extent as closed-end funds. The Company currently limits its investments in illiquid securities to 15% of its net assets and does not currently use leverage.

   The Company's Board also considered the potential for significant redemption activity by arbitrageurs immediately after the closing of the Transaction, resulting in increased transaction fees, a shrinking asset base, disruption to the investment strategy and, ultimately, higher expenses for the combined fund. Management believed that the proposed Transaction would not subject the Company's shareholders to these negative consequences. First, the temporary 2% redemption fee discussed above would protect the combined fund from the cost associated with arbitrage activity. Second, Dividend Income Fund was significantly larger than the Company and was experiencing strong positive net investment cash flows. Management believed that the operation of the temporary redemption fee would help prevent the proposed Transaction from negatively impacting Dividend Income Fund's total operating expenses in the short term, and that continued growth of Dividend Income Fund would exert downward pressure on overall operating expenses.

   Lastly, the Company's Board considered that open-end mutual funds like Dividend Income Fund are subject to compliance risks not directly applicable to closed-end funds, such as the risks of market timing activity, late trading and inaccurate valuations of portfolio holdings. The Board considered the experience and capabilities of DMC and its affiliates in managing open-end funds and the policies and procedures they had implemented to address these compliance risks.

   Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Company's Board, including all of its Independent Directors, concluded that the Transaction is in the best interests of the shareholders of the Company and that no dilution of value would result to the shareholders of the Company from the Transaction. On February 16, 2005, the Company's Board, including all of its Independent Directors, unanimously approved the Plan and decided to recommend that shareholders of the Company vote to approve the Plan.

   On February 16, 2005, the Board of Trustees of the Acquiring Trust, on behalf of Dividend Income Fund, concluded that the Transaction is in the best interests of Dividend Income Fund and its shareholders and that no dilution of value would result to the shareholders of Dividend Income Fund from the Transaction.

                   FOR THE REASONS DISCUSSED ABOVE, THE BOARD
                       OF DIRECTORS UNANIMOUSLY RECOMMENDS
                           THAT YOU VOTE FOR THE PLAN.

   If the shareholders of the Company do not approve the Plan, the Board of Directors may consider other possible courses of action for the Company, including liquidation and dissolution.

                        INFORMATION ABOUT THE TRANSACTION

   This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for a complete information about the Transaction.

HOW WILL THE TRANSACTION BE CARRIED OUT?

   If the shareholders of the Company approve the Plan, the Transaction will take place after various conditions are satisfied, including the delivery of certain documents. The Company and the Acquiring Trust will determine a specific date, called the "Closing Date," for the actual Transaction to take place. If the shareholders of the Company do not approve the Plan, the Transaction will not take place, and the Company will continue to operate as a closed-end fund and the Company's Board may consider other appropriate courses of action.

   If the shareholders of the Company approve the Plan, the Company will transfer substantially all of its assets to Dividend Income Fund on the Closing Date, which is expected to be June 10, 2005, at 5:00 p.m. Eastern time, at the principal office of the Acquiring Trust, but which may occur on a later date as the Company and the Acquiring Trust may agree. In exchange, the Acquiring Trust will issue Dividend Income Fund Class A shares that have an aggregate NAV equal to the aggregate NAV of the assets delivered to Dividend Income Fund. The Company will then distribute the Dividend Income Fund Class A shares it receives to the shareholders of the Company on a pro rata basis. Each shareholder of the Company will receive a number of Dividend Income Fund Class A shares with an aggregate NAV equal to the aggregate NAV of his or her Company shares. The value of the assets to be delivered to Dividend Income Fund shall be the value of such assets computed as of the close of business of the NYSE (normally 4:00 p.m. Eastern time) on the Closing Date.

   As promptly as is practicable after the Closing Date, each holder of any outstanding certificate or certificates representing shares of the Company shall be entitled to surrender those certificates to Dividend Income Fund's transfer agent in exchange for the number of Dividend Income Fund Class A shares into which their Company shares, as represented by the certificate or certificates so surrendered, shall have been converted. As described in its prospectus, share certificates for Dividend Income Fund Class A shares will only be issued if a shareholder submits a specific request for the share certificates. Following the Closing Date, until outstanding certificates for Company shares are surrendered, certificates for Company shares shall be deemed, for purposes of the Acquiring Trust, to evidence ownership of the appropriate number of Dividend Income Class A shares into which the Company shares have been converted as of the Closing Date.

   To the extent permitted by law, the Company and the Acquiring Trust may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on shareholders, the Funds expect that such change will be submitted to the affected shareholders for their approval.

   Each of the Company and the Acquiring Trust has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of the Company and the Acquiring Trust under the Plan with respect to the Company or Dividend Income Fund are, respectively, subject to various conditions, including the following:

   o the Acquiring Trust's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Proxy Statement/Prospectus is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

   o  the shareholders of the Company shall have approved the Transaction; and

   o the Company and the Acquiring Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the Company, Dividend Income Fund or their respective shareholders.

   The Plan may be terminated and the Transaction abandoned at any time before or after the approval of the shareholders of the Company if the Company and the Acquiring Trust agree, or by either the Company or the Acquiring Trust if the conditions to its obligations under the Plan have not been fulfilled or waived.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

   The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations received from the Company and the Acquiring Trust, the law firm of Stradley Ronon Stevens & Young, LLP, on behalf of Dividend Income Fund, will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Company will not recognize any gain or loss as a result of the exchange of their Company shares for Dividend Income Fund Class A shares, and (ii) Dividend Income Fund and its shareholders will not recognize any gain or loss upon receipt of the Company's assets.

   After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

   In addition, following the Transaction, the capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of the assets) of the Company will be subject to an annual limitation for federal income tax purposes. Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. This limitation may result in a significant portion of the capital loss carryovers of the Company, which might otherwise have been utilized to offset future capital gains, to expire unutilized. At December 31, 2004, the Company had capital loss carryovers of approximately $29.5 million that expire as follows: $4,419,824 expires in 2009, $11,847,326 expires in 2010, and
$13,187,939 expires in 2011. At December 31, 2004, the Company had unrealized appreciation in the value of its assets of $6,353,099. For each taxable year following the Transaction, the Dividend Income Fund generally will be able to use a maximum of approximately $3.7 million of these capital loss carryovers based on the net asset value of the Company at the time the Transaction closes multiplied by a rate published by the Internal Revenue Service for change of control transactions (currently 4.2%).The Dividend Income Fund will have to pro rate this annual limitation for the remainder of its taxable year in which the Transaction closes. Also, the Transaction will cause the capital loss carryovers of the Company to expire earlier for the Dividend Income Fund than they would for the Company. This is because the final short taxable year of the Company and the remaining portion of the Dividend Income Fund's taxable year in which the Transaction closes will each be counted as a taxable year in determining the remaining number of years in the carryover period. It will be necessary for Dividend Income Fund to generate capital gains in order to utilize the capital loss carryovers.

WHAT SHOULD I KNOW ABOUT DIVIDEND INCOME FUND CLASS A SHARES?

   Dividend Income Fund Class A shares will be distributed to shareholders of the Company and generally will have the same legal characteristics as the shares of the Company with respect to such matters as voting rights, assessibility, conversion rights and transferability.

   If the Transaction is approved, full and fractional shares of Dividend Income Fund Class A shares will be distributed to shareholders of the Company in accordance with the procedures described above. When issued in accordance with the Plan, each share will be validly issued, fully paid, non-assessable, freely transferable and will have full voting rights and will have no preemptive or conversion rights. The Dividend Income Fund Class A shares will be recorded electronically in each shareholder's account. Dividend Income Fund will then send a confirmation to each shareholder. As described in its prospectus, share certificates for Dividend Income Fund Class A shares will only be issued if a shareholder submits a specific request for the share certificates. As of the Closing Date, any certificates representing shares of the Company will be cancelled. Until exchanged, such certificates will be deemed to represent the appropriate number of Dividend Income Class A Shares into which the Company shares have been converted.

   Shares of all classes of Dividend Income Fund (including its Class A shares) have noncumulative voting rights. This gives holders of more than 50% of Dividend Income Fund's shares the ability to elect all of the members of the Board of Trustees at a shareholders meeting. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

   Unlike the Company, Dividend Income Fund does not routinely hold annual meetings of shareholders. Dividend Income Fund may hold special meetings for matters requiring shareholder approval. A meeting of that Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

   The expenses associated with the Transaction, including the costs of the proxy solicitation, will be approximately $211,000, which shall be borne one-third each by the Company, Dividend Income Fund and DMC. However, because the Transaction will deemed to be subject to DMC's contractual agreement to limit Dividend Income's total operating expenses, DMC will also bear Dividend Income Fund's share of these expenses.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

   The following table sets forth, as of November 30, 2004, the separate capitalizations of the Company and Dividend Income Fund, and the estimated capitalization of Dividend Income Fund as adjusted to give effect to the Transaction. The capitalization of Dividend Income Fund and its classes is likely to be different when the Transaction is consummated.

                                                                                 PRO FORMA       DIVIDEND INCOME
                                                                   DIVIDEND    ADJUSTMENTS TO    FUND - PROJECTED
                                                  THE COMPANY    INCOME FUND  CAPITALIZATION**  AFTER TRANSACTION
------------------------------------------------------------------------------------------------------------------
Net assets (all classes)*                         $86,973,041    $219,976,386     ($70,300)       $306,879,127

Total shares outstanding (all classes)*             5,832,823      19,919,257                       27,790,120

Dividend Income Fund - Class A net assets                        $105,252,660     ($70,300)       $192,155,401

Dividend Income Fund -
  Class A shares outstanding                                        9,528,314                       17,399,177

Net asset value per share for
  the Company and for Dividend
  Income Fund Class A shares                           $14.91          $11.05                        $11.04***

* The Company only offers one class of shares, without separate designation. Dividend Income Fund has five classes of shares: Class A, Class B, Class C, Class R and Institutional Class.

** Dividend Income Fund will not incur the costs of the Transaction. Dividend Income Fund's Transaction costs will be deemed to be subject to DMC's contractual agreement to limit Dividend Income Fund's total operating expenses. The Company's Transaction costs will be borne by the Company under the Plan.

*** As a result of rounding certain calculations, the per share net asset value of Dividend Income Fund Class A shares after the Transaction, as shown in the table above, is $0.01 less than the per share net asset value for Dividend Income Fund Class A shares before the Transaction. At the time the Transaction is consummated, any Company shares that you own will be cancelled and you will receive new shares of Dividend Income Fund Class A shares that will have an aggregate NAV equal to the aggregate NAV of your shares in the Company.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

   This section describes the key investment policies of the Funds, and certain noteworthy differences between the investment objectives and strategies of the Company as compared to Dividend Income Fund. Investment objectives, policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented. Policies or investment restrictions of a Fund that are non-fundamental may be changed by the Board of Directors/Trustees without shareholder approval.

   For a complete description of Dividend Income Fund's investment policies and risks, you should read the Dividend Income Fund Prospectus, which is enclosed with this Proxy Statement/Prospectus as Exhibit B, and the SAI relating to this Proxy Statement/Prospectus, which is incorporated by reference into this Proxy Statement/Prospectus and is available upon request. A more complete description of the Company's investment policies can be found under the heading "Other Information About the Company - Investment Objective And Policies," in Exhibit D to this Proxy Statement/Prospectus.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES, STRATEGIES AND INVESTMENT POLICIES OF THE COMPANY AND DIVIDEND INCOME FUND?

   Investment Objectives. Dividend Income Fund seeks to provide high current income and an investment that has the potential for capital appreciation. The Company seeks a high level of total return through a combination of capital appreciation and current income. While the investment objective of the Company is fundamental, the investment objective of Dividend Income Fund is non-fundamental, which means that the Board of Trustees may approve a change in Dividend Income Fund's objective without shareholder approval, but with prior notification to shareholders.

   Investment Strategy. The Funds differ in how they seek to achieve their individual objectives. Under normal circumstances, the Company will invest at least 80% of its net assets in "convertible securities." Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted at a specified price or formula within a particular period of time into a prescribed amount of common stock of the same or a different issuer. The Company may also invest in private placement convertible securities and restricted securities. The fixed income securities in which the Company invests (including convertible securities) must be rated at least "B" by either Standard & Poor's Corporation or Moody's Investors Service, or, if unrated, believed to be of comparable quality.

   As of December 31, 2004, the Company's portfolio was comprised of 53.1% of convertible bonds, 29.5% of convertible preferred stock, 12.2% of common stock, 3.8% of preferred stock, 2.5% of commercial paper and (1.1%) of liabilities and other assets.

   While Dividend Income Fund may invest without limit in convertible securities, it is not required to invest at least 80% of its net assets in convertible securities like the Company. Instead, the Dividend Income Fund will invest between 50% and 100% of the Fund's assets in income-generating equity securities. Equity securities offer investors the potential for capital appreciation, and may pay dividends as well. In addition, up to 50% of Dividend Income Fund's total assets may be invested in debt securities, of which no more than 45% of the Fund's total assets can be invested in high-yield bonds. High-yield bonds generally offer the potential for greater income payments than equity securities, and also may provide capital appreciation, but they may entail more risk and volatility.

   As of December 31, 2004, the Dividend Income Fund's portfolio was comprised of 57.9% of domestic common stocks, 20.8% of fixed income securities, 4.4% of convertible bonds, 4.7% of preferred stock, 0.7% of investment company securities, 8.1% in cash and cash equivalents and 3.4% of assets and other liabilities.

   Principal Investments. Dividend Income Fund primarily invests in equity securities, particularly in domestic common stock, while the Company invests primarily in convertible securities such as convertible bonds and preferred stocks.

   Common stock. Common stocks are securities that represent shares of ownership of a corporation. Stockholders participate in a corporation's profits and losses, proportionate to the number of shares they own. Common stocks may appreciate in value and also may pay dividends. As common stocks fall under the category of income-generating equity securities, Dividend Income Fund may invest without limit in common stocks.

   Convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities generally offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. The Company will invest at least 80% of its net assets in convertible securities. Dividend Income Fund may invest without limit in convertible securities of any credit quality, including those rated below investment grade by a nationally recognized statistical ratings organization ("NRSRO") or those that are unrated.

   Real Estate Investment Trusts (REITs). REITs are issued by a company, usually traded publicly, that manages a portfolio of real estate to earn profits for shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, derive income primarily from the collection of rents and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. By investing in REITs indirectly through a fund, a shareholder bears a proportionate share of the expenses of the fund and indirectly shares similar expenses of the REITs. As another category of income generating equity securities, Dividend Income Fund may invest without limit in REITs. The Company does not have a corresponding investment policy.

   High-Yield Corporate Bonds. High-yield corporate bonds are securities that are rated lower than investment grade by an NRSRO (rated below BBB by an NRSRO) or, if unrated, that are believed to be of comparable quality. These securities are considered to be of poor standing and predominately speculative. Dividend Income Fund may invest up to 45% of its net assets in high-yield corporate bonds. The Company does not have a corresponding investment policy.

   Foreign Securities. Foreign securities are securities of issuers organized, having a majority of their assets, or deriving a majority of their operating income, in foreign countries. Dividend Income Fund may invest up to 20% of its net assets in foreign equity and debt securities, while the Company may invest up to 25% of its net assets in foreign securities (including convertible securities). Furthermore, Dividend Income Fund may invest up to 5% of its net assets in securities of issuers operating in emerging market countries.

   Investment Company Securities. In some cases, Dividend Income Fund will purchase shares of investment companies to gain exposure to certain market sectors or indexes. Such investment companies may include exchange-traded funds ("ETFs"). Dividend Income Fund generally intends to invest in ETFs that seek to track the performance of specific industry sectors or broad market indexes by investing primarily in securities that comprise the index or sector. Dividend Income Fund may invest up to 10% of its net assets in investment company securities if it is believed that they offer good investment opportunities. Such investment companies may be open-end or closed-end, registered or unregistered investment companies. These investments involve an indirect payment of a portion of the expenses of the other investment companies, including their advisory fees. The Company may not invest in securities of another investment company, except in connection with a merger, consolidation, acquisition or reorganization.

   Additional Investments. Although Dividend Income Fund normally invests in income-generating debt and equity securities such as common stocks and high-yield corporate bonds, and the Company normally invests in convertible securities, both Funds may also invest in other types of investment instruments. Each Fund has different policies regarding the following types of investments.

   Options and futures. An option represents the right to buy or sell a security at an agreed upon price at a future date. A futures contract is an agreement to purchase or sell a security at a specified price and on a specified date. Both of the Funds may invest in options and futures without limitation.

   Repurchase Agreements. A repurchase agreement is an agreement between a buyer of securities, such as a Fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Each Fund typically uses repurchase agreements as a short-term investment for the Fund's cash position. In order to enter into these repurchase agreements, a Fund must have collateral of 102% of the repurchase price. Both Funds will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities. Neither Fund may invest more than 15% of its assets in repurchase agreements with maturities of over seven days. Repurchase agreements are often viewed as equivalent to cash.

   Restricted securities. Restricted securities are privately placed securities whose resale is restricted under securities law. Both Funds may invest in restricted securities, including those that are eligible for resale only among certain institutional buyers without registration (commonly known as Rule 144A Securities) without limitation if certain liquidity criteria are satisfied. Restricted securities that are determined to be illiquid may not exceed the Funds' 15% limit on illiquid securities, which is described below.

   Illiquid securities. Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at a price that is approximately equal to their value as assessed by the Fund. Illiquid securities include repurchase agreements maturing in more than seven days. Neither Fund may invest more than 15% of its net assets in illiquid securities.

   Temporary Defensive Investments. Each Fund may invest in a temporary defensive manner when DMC believes that the Fund will be affected by adverse market conditions. When investing in this manner, a Fund may hold all or a substantial part of its assets in bonds, cash or cash equivalents. To the extent that a Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

   Set forth below is a description of the main differences between the Funds' fundamental investment restrictions. The following is only a summary of such differences and is qualified in its entirety by references to the Dividend Income Fund Prospectus which is enclosed with this Proxy Statement/Prospectus, and the SAI, which has been filed with the SEC and is considered to be a part of this Proxy Statement/Prospectus.

   Concentration. Both Funds may not invest 25% or more of the total value of their respective net assets in any one industry (i.e. concentrate); provided that this restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or, for Dividend Income Fund, in tax-exempt obligations or certificates of deposit.

   Diversification. Both Funds are diversified, which means they are limited in the amount they can invest in a single issuer.

   Borrowing. Dividend Income Fund may not borrow money, except as permitted by the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof. The Company may not borrow money except (a) that the Company may borrow from a bank or other entity in a privately arranged transaction if after such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (b) if and when market conditions dictate, the Company may borrow from banks or other entities in privately arranged transactions to increase the money available to the Company to invest in securities. Investments made with borrowed money will be primarily for possible capital appreciation, and not income, because of the interest expense involved. The Company also reserves the right to issue commercial paper, bonds, debentures or notes, in series or otherwise, with such interest rates, conversion rights and other terms and provisions, as are determined by the Company's Board of Directors. The amount that the Company borrows may not exceed 331/3% of the value of the Company's total assets less the Fund's liabilities (other than liabilities represented by borrowings which are not temporary). In addition, the Company may not make any cash distributions to shareholders if, after the distribution, there would be less than 300% asset coverage of a senior security representing indebtedness for borrowings.

   Senior Securities. The Dividend Income Fund may not issue senior securities, except as permitted by the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof. The Company may not issue senior securities, except in connection with permitted borrowings as discussed above.

   Underwriting. Both Funds may not engage in underwriting the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter.

   Real Estate. The Funds may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

   Commodities. Both Funds may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

   Loans. Dividend Income Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests. The Company may also not make loans other than by the purchase of bonds, debentures or other debt securities of the types commonly offered privately and purchased by financial institutions. The purchase of a portion of an issue of a publicly distributed debt obligation is not considered the making of a loan for purposes of this restriction.

   Other Fundamental Investment Restrictions of the Company. Dividend Income Fund does not have fundamental investment restrictions that are comparable to the following fundamental investment restrictions of the Company, although Dividend Income Fund may nonetheless be bound by these restrictions to the extent they reflect requirements of applicable law. Such restrictions currently provide that the Company may not:

   o purchase securities of any issuer with a record of less than a year's continuous operation (including that of predecessors), if such purchase would cause the Fund's investments in such issuers taken at market value to exceed 5% of the Fund's total assets taken at market value;

   o participate on a joint, or a joint and several, basis in any trading account in securities (Dividend Income Fund is permitted to participate in joint repurchase agreement transactions pursuant to an SEC order);

   o invest for the purpose of exercising control of the management of any company (this is a non-fundamental restriction for Dividend Income Fund);

   o pledge its assets to secure borrowings, except that it may pledge assets, taken at market or other fair value, only in amounts up to 15% of its total assets, taken at cost, if such pledge is to secure borrowings which are made for temporary or emergency purposes and which do not exceed 10% of the Fund's total assets, taken at cost (Dividend Income Fund is subject to the 1940 Act restrictions on borrowing, as discussed above);

   o invest in securities of another investment company, except in connection with a merger, consolidation, acquisition or reorganization (Dividend Income Fund is subject to the 1940 Act's limitations on investments in other investment companies);

   o purchase securities on margin, except for short-term credits as may be necessary for the clearance of transactions; and

   o make short sales of securities, unless at the time of sale the Fund owns or has the right to acquire, with or without payment of further consideration through its ownership of convertible or exchangeable securities or warrants or rights, at least an equal amount of such securities (Dividend Income Fund is subject to the 1940 Act's limitations on issuance of senior securities by open-end funds, which limits the degree to which the Fund can leverage by engaging in short sales, unless it meets the same conditions set forth in the Company's restriction on short sales).

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

   Investments in the Company and Dividend Income Fund involve risks common to most investment companies. There is no guarantee against losses resulting from investment in either Fund, or that either Fund will achieve its investment objective. The achievement of a Fund's objective depends upon market conditions, generally, and on the investment manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved when an investment in a Fund is held for a number of years. The investment risks for the Funds are explained below.

   Market Risk. Market risk is the risk that all or a majority of securities in a certain market - like the stock or bond market - will decline in value because of factors such as economic conditions, future expectations or investor confidence. This risk may cause the price fluctuation of a security because of the changes in general economic and interest rate conditions that affect the market as a whole. Both Funds are subject to market risk and seek to manage this risk by maintaining a long-term investment approach.

   Industry and Security Risk. Industry and security risk refers to the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. Each Fund seeks to manage this risk by implementing policies that prohibit concentration and require issuer and industry diversification. Accordingly, each Fund limits the amount of its investments in any single issuer or any single industry and follows a rigorous selection process before choosing securities for investment.

   Interest Rate Risk. Interest rate risk refers to the risk that fixed income securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities. Because Dividend Income Fund may invest up to 50% of its assets in fixed income securities, interest rate risk can be a significant type of risk for the Fund. The Company may also be subject to interest rate risk since the Company may invest without limit in convertible debt securities. The equity conversion feature of convertible securities somewhat mitigates this risk for the Company, however.

   Credit Risk. Credit risk refers to the possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. This is potentially a significant risk for the Company since it invests in convertible debt securities that may be rated below investment grade, and subordinated to non-convertible securities of the same issuer. To a lesser extent, Dividend Income Fund may also be subject to credit risk, since it may invest up to 45% of its net assets in fixed income securities rated below investment grade. Both Funds seek to manage this risk by tending to hold a relatively large number of different bonds to minimize the effect on the Fund if any individual issuer should become unable to make interest payments or repay principal.

   Real Estate Risk. Real estate risk refers to the risk that real estate investment trusts held in the portfolio will be affected by a decline in the value of real estate, unfavorable national or regional economic conditions, lack of mortgage availability, overbuilding, declining rents and changes in interest rates. To the extent that it invests in REITs, Dividend Income Fund may be subject to real estate risk.

   Foreign Risk. Foreign risk is the risk associated with investments in foreign securities, which may be adversely affected by political instability, changes in currency rates, foreign economic conditions or inadequate regulatory and accounting standards. Investments in American Depositary Receipts ("ADRs"), which represent an indirect ownership in foreign securities, are subject to the same risks as direct investments in foreign securities. Since neither Fund normally invests significantly in foreign securities or ADRs, the Funds will not usually be affected to a great extent by foreign risk.

   Liquidity Risk. Liquidity risk is the possibility that the Fund's portfolio assets cannot be readily sold within seven days at the approximate price that the Fund values the security. The Funds seek to mitigate liquidity risk by limiting their investments in illiquid securities to not more than 15% of their respective net assets.

                       FURTHER INFORMATION ABOUT THE FUNDS

   Available Information. Information about Dividend Income Fund is included in the Dividend Income Fund Prospectus, which is attached to and incorporated by reference into (and is considered a part of) this Proxy Statement/Prospectus. Additional information about Dividend Income Fund is included in its current SAI, which is incorporated by reference into the Dividend Income Fund Prospectus and is considered a part of this Proxy Statement/Prospectus. Dividend Income Fund's Annual Report to Shareholders for the fiscal year ended November 30, 2004 is enclosed with and is considered a part of this Proxy Statement/Prospectus. Information about the Company is included in the Company's Annual Report to Shareholders for the fiscal year ended December 31, 2004. You may request a copy of these documents without charge by calling 1-800-523-1918, or by writing to the respective Funds at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

   For more information with respect to Dividend Income Fund concerning the following topics, please refer to the following sections of the Dividend Income Fund Prospectus: (i) see "How has Delaware Dividend Income Fund performed?" for more information about the performance of Dividend Income Fund; (ii) see "Investment Manager" for more information about the investment adviser and portfolio managers of Dividend Income Fund and information about regulatory matters; (iii) see "About Your Account" for more information about the pricing of shares of Dividend Income Fund; and (iv) see "Dividends, distributions and taxes" for more information about Dividend Income Fund's policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of Dividend Income Fund.

   The Company and the Acquiring Trust file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Room 1024, Washington, D.C. 20549. Also, copies of these materials can be obtained from the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549-6009, at prescribed rates, or from the SEC's Web site at http://www.sec.gov.

   Corporate/Trust Structure. The Company is a Maryland corporation. The Acquiring Trust is a Delaware statutory trust. There is much that is similar between a Maryland corporation and a Delaware statutory trust. For example, the responsibilities, powers and fiduciary duties of the directors of the Company are substantially similar to those of the trustees of the Acquiring Trust. There are, however, certain differences between the two forms of organization. The operations of the Company, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto, as well as applicable Maryland law. The operations of the Acquiring Trust, as a Delaware statutory trust, are governed by its Agreement and Declaration of Trust, as well as applicable Delaware law.

   The following is only a discussion of certain principal differences between the organization of each Fund, and is not a complete description of the Funds' organizational documents. Further information about each Fund's current corporate/trust structure is contained in each Fund's prospectus and organizational documents and in relevant state law.

   Comparison of Capital Structure. The Company was organized as a Maryland corporation pursuant to its Articles of Incorporation dated April 10, 1986 (the "Articles of Incorporation"). Dividend Income Fund is a series of the Acquiring Trust, which was organized as a Maryland corporation on January 16, 1987 and reorganized as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 17, 1998 (the "Declaration of Trust"). The number of shares of the Acquiring Trust is unlimited and without par value. The total number of authorized shares of the Company is 20,000,000 shares, each having a par value of $0.001 per share. The Company and the Acquiring Trust may each issue fractional shares.

   Shares of both the Company and Dividend Income Fund, when issued in accordance with their terms, are fully paid and nonassessable and have no preference, preemptive, conversion or subscription rights. The Company and Dividend Income Fund shareholders have no appraisal rights. However, as shareholders of an "open-end" fund, shareholders of Dividend Income Fund are entitled to have the Dividend Income Fund redeem their shares on any business day Dividend Income Fund is open for business (subject to any conditions or limitations described in the Dividend Income Fund Prospectus). Because the Company is a closed-end fund, the Company does not engage in the redemption of its shares, except through Share Repurchase Programs as authorized by the Board of Directors of the Company from time to time. Further information regarding Company shares can be found under the heading "Other Information About the Company - Outstanding Securities of the Company," in Exhibit D to this Proxy Statement/Prospectus.

   Comparison of Voting Rights. Shareholders of a Maryland corporation such as the Company are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Company and shareholders of Dividend Income Fund are not entitled to cumulative voting in the election of directors and trustees, respectively.

   The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the election of Directors/Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

   In addition, shareholders of the Funds are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed and by the Articles of Incorporation of the Company and the Declaration of Trust of Dividend Income Fund. In most instances, the rights to vote on these matters are similar between the Funds. For example, the Declaration of Trust specifically gives shareholders of the Acquiring Trust the power to vote: (1) for the election and removal of Trustees to the extent required by certain provisions of the Declaration of Trust; (2) with respect to certain amendments to the Declaration of Trust; and (3) on such additional matters as required by law, the Declaration of Trust, or any registration statement of the Acquiring Trust filed with the SEC or any state, or as the Trustees may consider necessary or desirable. Similarly, the Maryland General Corporation Law and the Articles of Incorporation grant shareholders of the Company the power to vote: (1) for the election and removal of Directors to the extent permitted by the Maryland General Corporation Law; (2) with respect to certain amendments to the Articles of Incorporation; and (3) on such additional matters as required by law, the Articles of Incorporation, or any registration statement of the Company filed with the SEC or any state, or as the Directors may consider necessary or desirable.

   While former Company shareholders, as holders of Dividend Income Fund Class A shares, will have similar distribution and voting rights as they currently have as Company shareholders, there are certain differences. The organizational structures differ in record date parameters for determining shareholders entitled to notice, to vote and to a distribution, and differ in the proportion of outstanding shares required to vote on certain matters. Unlike the Company, the Acquiring Trust is authorized to issue series and classes. Each series of the Acquiring Trust, including Dividend Income Fund, currently has more than one class of shares. Shareholders of the Acquiring Trust are entitled to vote by series or class where any matter affects only the interests of some but not all series or classes.

   Liability of Shareholders. Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution that exceeds the amount that he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

   The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Acquiring Trust shall not be subject to any personal liability for acts or obligations of the Acquiring Trust. In addition, the Declaration of Trust provides for indemnification out of the Acquiring Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Acquiring Trust itself is unable to meet its obligations. Given the nature of the assets and operations of the Acquiring Trust, the possibility of the Acquiring Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the Acquiring Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

   Election of Directors/Trustees; Terms. The shareholders of the Company have elected all of the directors of the Company. Each director serves until his or her successor is elected and qualified, subject to his or her earlier death, resignation or removal in the manner provided by law. In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the Directors may appoint a successor to fill such vacancy. The ability of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the limitations of the 1940 Act.

   The shareholders of the Acquiring Trust have elected all of the trustees of the Acquiring Trust. Such trustees serve for the life of the Acquiring Trust, subject to their earlier death, incapacitation, resignation, retirement or removal. In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The ability of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the limitations of the 1940 Act.

   Meetings of Shareholders. The bylaws of the Company require that the annual shareholders meetings are to be held on the fourth Friday of May, or such other date within 31 days thereafter as may be set by the Board of Directors, in each year, at 10:00 a.m., for the purpose of electing directors and for transacting such other business as may properly be brought before the meeting, provided that the Board of Directors may postpone any previously scheduled annual meeting if the Board of Directors determines that such action is appropriate under the circumstances. Special meetings of shareholders may be called by the president or, in his or her absence, the vice president or by a majority of the Board of Directors or holders of shares entitled to cast at least 25% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon.

   If the Plan is approved by shareholders and the Transaction takes place on the anticipated Closing Date, the Company will not hold an annual meeting in 2005 (the "2005 Annual Meeting"). If the Plan is not approved by shareholders, the Board will announce the date of the 2005 Annual Meeting following the final adjournment of the Meeting.

   The Acquiring Trust is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of the Acquiring Trust provide that a meeting of shareholders may be called at any time by the Board of Trustees, the chairperson or the president of the Acquiring Trust. Such shareholders meeting may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

   Liability of Directors/Trustees and Officers; Indemnification. Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. The Company's bylaws eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

   Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of the Acquiring Trust are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the Acquiring Trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Acquiring Trust, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

   Dissolution and Termination. Maryland law provides that the Company may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution. Pursuant to the Declaration of Trust, the Acquiring Trust or any series or class of shares of beneficial interest in the Acquiring Trust may be dissolved by: (1) a majority shareholder vote of the Acquiring Trust or the affected series or class, respectively; or
(2) by the Board of Trustees pursuant to written notice to the shareholders of the Acquiring Trust or the affected series or class.

   Dissenter's Rights. The Company's shareholders will not be entitled to any "dissenters' rights" because Company shares are not afforded such rights under state law nor under its charter documents. Therefore, if the Plan is approved, the Company shareholders will be bound by the terms of the Plan. A shareholder of the Company may, however, sell his or her shares of common stock on the NYSE at any time prior to the Closing Date of the Transaction. In addition, following the closing of the Transaction, the shareholders of the Company may redeem the Dividend Income Fund Class A shares received in connection with the Transaction at NAV, subject to a redemption fee of 2% if such redemption occurs within three
(3) months of the Closing Date.

   Neither Delaware law nor the Declaration of Trust of the Acquiring Trust confers upon shareholders rights of appraisal or dissenters' rights.

   Amendments to Organization Documents. Consistent with Maryland law, the Company reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors have the power to alter, amend or repeal the bylaws of the Company or adopt new bylaws at any time. Consistent with Delaware law, the Board of Trustees of the Acquiring Trust may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of the Acquiring Trust, without approval of the majority of the shares of the Acquiring Trust. The trustees have the power to alter, amend or repeal the bylaws of the Acquiring Trust or adopt new bylaws at any time.

   Inspection Rights. Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

                               VOTING INFORMATION


HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

   The affirmative vote of a majority of the Company's outstanding shares entitled to vote is necessary to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Company held at the close of business on the Record Date.

   If sufficient votes to approve the proposal for the Company are not received by the date of the Meeting, the Meeting may be adjourned with respect to the Fund to permit further solicitation of proxies. The holders of a majority of shares of the Company entitled to vote at the Meeting and present in person or represented by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting with respect to the Company. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Company on questions of adjournment.

   Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, and will have the same effect as a vote "against" the Plan. It is not anticipated that any broker non-votes will be received.

HOW DO I ENSURE THAT MY VOTE IS ACCURATELY RECORDED?

   You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. IF YOU SIMPLY SIGN AND DATE THE PROXY BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY UNEXPECTED MATTERS THAT PROPERLY COME BEFORE THE MEETING OR ADJOURNMENT OF THE MEETING. You may also call toll-free to vote by telephone, or you may vote using the Internet. The insert accompanying this Proxy Statement describes how to vote using these methods. Please refer to the instructions that accompanied your voting instruction form. If your shares are held of record by a broker-dealer (or other nominee) and you wish to vote in person at the Meeting, you must obtain a "legal proxy" from your broker-dealer of record (or other nominee) and present it to the Inspector of Elections at the Meeting.

CAN I REVOKE MY PROXY?

   You may revoke your proxy at any time before it is voted by sending a written notice to the Company expressly revoking your proxy, by signing and forwarding to the Company a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held through a broker-dealer (or other nominee), you will have to make arrangements with your broker-dealer (or other nominee) in order to revoke any previously executed proxy.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

   The Board of Directors of the Company does not intend to bring any matter before the Meeting other than that described in this Proxy Statement/Prospectus. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

   Only shareholders of record of the Company at the close of business on the Record Date will be entitled to vote at the Meeting. As of the Record Date, there were 5,832,823 outstanding shares of the Company.

WHAT OTHER SOLICITATIONS WILL BE MADE?

   This proxy solicitation is being made by the Board of Directors of the Company for use at the Meeting. The cost of this proxy solicitation will be shared as set forth above under "Information about the Transaction -- Who will pay the expenses of the Transaction?" In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.

   In addition to solicitation services to be provided by D.F. King, as described below, proxies may be solicited by the officers and employees of the Company and the Acquiring Trust (none of whom will receive any compensation therefor in addition to their regular salaries) and/or regular employees of DMC or other service providers, or any of their affiliates. Arrangements will also be made with brokerage houses and other custodians, nominees and fiduciaries to forward solicitation materials to the beneficial owners of the Company shares, and such persons will be reimbursed for their expenses.

   The Company has retained D.F. King at a fee estimated not to exceed $30,000, plus reimbursement of reasonable out-of-pocket expenses, to assist in the solicitation of proxies (which amount is included in the estimate of total expenses above). The Fund has also agreed to indemnify D.F. King against certain liabilities and expenses, including liabilities under the federal securities laws. D.F. King is located at 48 Wall Street, New York, NY 10005.

                           PRINCIPAL HOLDERS OF SHARES

   As of the Record Date, the officers and directors of the Company, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of the Company. In addition, as of the Record Date, the officers and trustees of the Acquiring Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of Dividend Income Fund. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of either Fund, except as listed below, as of March 31, 2005, no other person owned (beneficially or of record) 5% or more of the outstanding shares of the Company or of any class of Dividend Income Fund.

                                                               AMOUNT AND NATURE OF
NAME AND ADDRESS                                               BENEFICIAL OWNERSHIP                     PERCENTAGE (%)(1)
-------------------------------------------------------------------------------------------------------------------------
Financial & Investment Management Group, Ltd.          Company common stock - 762,701 shares(2)              13.0%(3)
417 St. Joseph Street
P.O. Box 40
Suttons Bay, MI 49682

Deep Discount Advisors, Inc.(4)                        Company common stock - 419,300 shares(5)               7.2%(6)
4 Cedar Chine
Asheville, NC 28803

Ron Olin Investment Management Company(4)              Company common stock - 442,300 shares(5)               7.6%(6)
4 Cedar Chine
Asheville, NC 28803

Merrill Lynch, Pierce, Fenner & Smith            Dividend Income Fund Class A - 1,108,143.771 shares         8.01%(7)
Incorporated
Attn: Fund Administrator - For the sole
benefit of its customers
4800 Deer Lake Drive
East 2nd Floor
Jacksonville, FL 32246-6468

Merrill Lynch, Pierce, Fenner & Smith             Dividend Income Fund Class B - 416,547.647 shares         10.95%(8)
Incorporated
Attn: Fund Administrator - For the sole
benefit of its customers
4800 Deer Lake Drive
East 2nd Floor
Jacksonville, FL 32246-6468

                                                               AMOUNT AND NATURE OF
NAME AND ADDRESS                                               BENEFICIAL OWNERSHIP                      PERCENTAGE (%)
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, Pierce, Fenner & Smith          Dividend Income Fund Class C - 3,233,959.792 shares          30.96%(8)
Incorporated
Attn: Fund Administrator - For the sole
benefit of its customers
4800 Deer Lake Drive
East 2nd Floor
Jacksonville, FL 32246-6468

Wells Fargo Investments LLC                 Dividend Income Fund Institutional Class - 2,268.891 shares      5.96%(8)
Account 4565-9953
608 2nd Avenue
South Floor 8
Minneapolis, MN 55402-1927

Legg Mason Wood Walker Inc.                 Dividend Income Fund Institutional Class - 2,541.628 shares      6.67%(8)
P.O. Box 1476
Baltimore, MD 21202

Wells Fargo Investments LLC                 Dividend Income Fund Institutional Class - 2,711.029 shares      7.12%(8)
Account 6771-1478
625 Marquette Avenue
Floor 13
Minneapolis, MN 55402-2308

Pershing LLC                                Dividend Income Fund Institutional Class - 3,240.999 shares      8.51%(8)
P.O. Box 2052
Jersey City, NJ 07303-2052

Wells Fargo Investments LLC                 Dividend Income Fund Institutional Class - 3,300.554 shares      8.67%(8)
Account 6880-1675
608 2nd Avenue
South Floor 8
Minneapolis, MN 55402-1927

Pershing LLC                                Dividend Income Fund Institutional Class - 3,376.886 shares      8.87%(8)
P.O. Box 2052
Jersey City, NJ 07303-2052

Wells Fargo Investments LLC                 Dividend Income Fund Institutional Class - 3,569.921 shares      9.38%(8)
Account 1898-8433
625 Marquette Avenue
Floor 13
Minneapolis, MN 55402-2308

Wells Fargo Investments LLC                 Dividend Income Fund Institutional Class - 3,682.415 shares      9.67%(8)
Account 1021-3777
608 2nd Avenue
South Floor 8
Minneapolis, MN 55402-1927

                                                               AMOUNT AND NATURE OF
NAME AND ADDRESS                                               BENEFICIAL OWNERSHIP                      PERCENTAGE (%)
-------------------------------------------------------------------------------------------------------------------------
The TTEES of The Center Plastic                  Dividend Income Fund Class R - 34,208.082 shares           46.89%(8)
Surgery PC - Defined Benefit Pension Plan
5550 Friendship Blvd.
Chevy Chase, MD 20815-7256

Merrill Lynch, Pierce, Fenner & Smith            Dividend Income Fund Class R - 37,829.300 shares           51.86%(8)
Incorporated
Attn: Fund Administrator - For the sole
benefit of its customers
4800 Deer Lake Drive
East 2nd Floor
Jacksonville, FL 32246-6468


-------
(1) Percentage ownership of the Company is based on the Company outstanding shares; Percentage ownership for Dividend Income Fund is expressed as a percentage of outstanding shares of the applicable class.

(2) The nature of beneficial ownership is shared voting and dispositive power as reported on Schedule 13G, filed with the SEC as of February 24, 2003.

(3) As reported on Schedule 13G, filed with the SEC as of February 24, 2003. Based on the pro forma capitalization table, it is anticipated that this shareholder will own more than 5% of the outstanding Dividend Income Fund Class A shares after the Transaction.

(4) As reported on Schedule 13G, filed with the SEC as of March 8, 2005, Deep Discount Advisors, Inc. and Ron Olin Investment Management Company together beneficially own 861,600 shares of common stock of the Company, or 14.8% of the outstanding shares of the Company. Based on the pro forma capitalization table, it is anticipated that Deep Discount Advisors, Inc. and Ron Olin Investment Management Company will together own more than 5% of the outstanding Dividend Income Fund Class A shares after the Transaction.

(5) The nature of beneficial ownership is shared dispositive power as reported on Schedule 13G (Amendment No. 2), filed with the SEC as of March 8, 2005.

(6)  As reported on Schedule 13G, filed with the SEC as of March 8, 2005.

(7) Based on the pro forma capitalization table, it is anticipated that this shareholder will not own more than 5% of the outstanding Dividend Income Fund shares of the applicable class after the Transaction.

(8) Based on the pro forma capitalization table, it is anticipated that this shareholder will own more than 5% of the outstanding Dividend Income Fund shares of the applicable class after the Transaction.



By Order of the Board of Directors,


/s/ David F. Connor
David F. Connor
Secretary
April 6, 2005

                     EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit
-------

A Form of Agreement and Plan of Acquisition among Lincoln National Convertible Securities Fund, Inc., Delaware Group Equity Funds V (on behalf of Delaware Dividend Income Fund), and Delaware Management Company, a series of Delaware Management Business Trust.

B Prospectus of Delaware Dividend Income Fund - Class A, B, C and R, dated March 30, 2005 (enclosed).

C Annual Report to Shareholders of Delaware Dividend Income Fund for the fiscal year ended November 30, 2004 (enclosed).

D Other Information About the Company - Investment Objective and Policies; Distribution and Tax Information; Outstanding Securities of the Company.

                                   EXHIBIT A

                        AGREEMENT AND PLAN OF ACQUISITION

   THIS AGREEMENT AND PLAN OF ACQUISITION (the "Plan") is made as of this ____ day of __________, 2005, by and among: (i) Lincoln National Convertible Securities Fund, Inc. ("Acquired Fund"), a corporation incorporated under the laws of the State of Maryland and a closed-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"), with its principal place of business at One Commerce Square, Philadelphia, PA 19103; (ii) Delaware Group Equity Funds V ("Acquiring Trust"), on behalf of its series Delaware Dividend Income Fund ("Acquiring Fund"), a statutory trust formed under the laws of the State of Delaware and an open-end management investment company registered under the 1940 Act, with its principal place of business at One Commerce Square, Philadelphia, PA 19103; and (iii) Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, a statutory trust formed under the laws of the State of Delaware, with its principal place of business at One Commerce Square, Philadelphia, PA 19103.

                                 REORGANIZATION

   The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by Acquiring Trust, on behalf of Acquiring Fund, of substantially all of the property, assets and goodwill of Acquired Fund in exchange solely for full and fractional shares of beneficial interest, without par value, of Acquiring Fund - Class A Shares ("Acquiring Fund Shares"); (ii) the distribution of Acquiring Fund Shares to the shareholders of Acquired Fund according to their respective interests in liquidation of Acquired Fund; and
(iii) the dissolution of Acquired Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

   In order to consummate the Plan and the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.   Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

     (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Acquiring Trust, on behalf of Acquiring Fund, herein contained, and in consideration of the delivery by Acquiring Trust, on behalf of Acquiring Fund, of the number of Acquiring Fund Shares hereinafter provided, Acquired Fund agrees that it will convey, transfer and deliver to Acquiring Trust, on behalf of Acquiring Fund, at the Closing all of Acquired Fund's then existing assets, free and clear of all liens, encumbrances and claims whatsoever (other than shareholders' rights of redemption, if any), except for cash, bank deposits or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Acquired Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Directors of Acquired Fund (the "Acquired Fund Board") shall reasonably deem to exist against Acquired Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Acquired Fund's books (hereinafter "Net Assets"). Acquired Fund shall also retain any and all rights that it may have over and against any person that may have arisen up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer and delivery, Acquiring Trust, on behalf of Acquiring Fund, agrees at the Closing to deliver to Acquired Fund the number of Acquiring Fund Shares determined by: (i) dividing the net asset value per share of the Acquired Fund by (ii) the net asset value per share of the Acquiring Fund Shares, and (iii) multiplying the resulting quotient by the number of outstanding Acquired Fund shares. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) Immediately following the Closing, Acquired Fund shall effect a liquidating distribution of the Acquiring Fund Shares received by Acquired Fund pursuant to this Section 1, together with any other assets, pro rata to Acquired Fund's shareholders of record as of the close of business on the Closing Date. Such liquidating distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the third decimal place. As promptly as is practicable after the Closing, each holder of any outstanding certificate or certificates representing common stock of Acquired Fund ("Acquired Fund Shares") shall be entitled to surrender the same to the transfer agent for Acquiring Trust, on behalf of Acquiring Fund, in exchange for the number of Acquiring Fund Shares into which the Acquired Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Until so surrendered, each outstanding certificate which, prior to the Closing, represented Acquired Fund Shares shall be deemed for all Acquiring Trust's purposes to evidence ownership of the number of Acquiring Fund Shares into which the Acquired Fund Shares (which prior to the Closing were represented thereby) have been converted. Promptly following the Closing and the liquidating distribution of the Acquiring Fund Shares (and any resolution of litigation or other contingent liabilities), Acquired Fund shall be dissolved.

2.   Valuation.

     (a) The value of Acquired Fund's Net Assets to be acquired by Acquiring Trust, on behalf of Acquiring Fund, hereunder shall be computed as of 4:00 p.m. Eastern time on the Closing Date in a manner consistent with the valuation procedures described in Acquired Fund's registration statement on Form N-2 dated June 19, 1986, as such disclosures have been amended to date by any: (i) amendments to Acquired Fund's Form N-2 filed with the U.S. Securities and Exchange Commission (the "SEC"); (ii) press releases issued on behalf of Acquired Fund; and
          (iii) Acquired Fund annual or semi-annual reports sent to shareholders pursuant to Section 30 of the 1940 Act (together, the "Acquired Fund Disclosure Documents").

     (b) The net asset value per Acquired Fund Share shall be determined to the second decimal place as of 4:00 p.m. Eastern time on the Closing Date in a manner consistent with the valuation procedures described in Acquired Fund's Disclosure Documents.

     (c) The net asset value of a share of beneficial interest of Acquiring Fund Shares shall be determined to the second decimal place as of 4:00 p.m. Eastern time on the Closing Date in a manner consistent with the valuation procedures described in Acquiring Fund's currently effective prospectus.

3. Closing Date

     The Closing Date shall be [DATE], or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Acquiring Trust at 5:00 p.m. Eastern time, on the Closing Date. Acquired Fund shall have provided for delivery as of the Closing of those Net Assets of Acquired Fund to be transferred to the account of Acquiring Fund's custodian, JPMorgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245. Acquired Fund shall also deliver at the Closing a list of names and addresses of the shareholders of record of its Acquired Fund Shares and the number of full and fractional shares of common stock of Acquired Fund Shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President or a Vice President to the best of its or his or her knowledge and belief. Acquiring Trust, on behalf of Acquiring Fund, shall issue and deliver a certificate or certificates evidencing the Acquiring Fund Shares to be delivered to the account of Acquired Fund at said transfer agent registered in such manner as the officers of Acquired Fund may request, or provide evidence satisfactory to Acquired Fund that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Trust, on behalf of Acquiring Fund, in such manner as the officers of Acquired Fund may request.

4.   Representations and Warranties by Acquiring Trust, on Behalf of Acquiring
     Fund.

     Acquiring Trust, on behalf of Acquiring Fund, represents and warrants to Acquired Fund that:

     (a) Acquiring Trust is a statutory trust formed under the laws of the State of Delaware on December 17, 1998, and is validly existing under the laws of that State. Acquiring Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest of Acquiring Fund, without par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Shares of beneficial interest of Acquiring Fund are further divided into five classes of shares, of which Acquiring Fund Shares is one, and an unlimited number of shares of beneficial interest, without par value, have been allocated and designated to Acquiring Fund Shares.

     (c) The audited financial statements appearing in Acquiring Trust's Annual Report to Shareholders for the fiscal year ended November 30, 2004, audited by Ernst & Young, LLP, a copy of which has been delivered to Acquired Fund, fairly present the financial position of Acquiring Fund as of the respective dates indicated and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Acquiring Trust accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Acquiring Fund.

     (e) Acquiring Trust has the necessary power and authority to conduct its business as such business is now being conducted.

     (f) Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or its By-laws (together, as each has been amended to date, the "Acquiring Trust Documents"), or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

     (g) Acquiring Trust has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and it has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h) Acquiring Trust is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

5.   Representations and Warranties by Acquired Fund.

     Acquired Fund represents and warrants to Acquiring Trust that:

     (a) Acquired Fund is a corporation incorporated under the laws of the State of Maryland on April 10, 1986, and is validly existing under the laws of that State. Acquired Fund is duly registered under the 1940 Act as a closed-end management investment company and all of the Acquired Fund Shares sold were sold in compliance in all material respects with applicable registration requirements of the 1933 Act.

     (b) Acquired Fund is authorized to issue twenty million (20,000,000) shares of common stock of Acquired Fund, par value $0.001 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Acquired Fund currently issues shares of one (1) class, and it has not designated any series of shares.

     (c) The audited financial statements appearing in Acquired Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2004, audited by Ernst & Young, LLP, a copy of which has been delivered to Acquiring Trust, fairly present the financial position of Acquired Fund as of the respective dates indicated and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Acquired Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Acquired Fund.

     (e) Acquired Fund has the necessary power and authority to conduct its business as such business is now being conducted.

     (f) Acquired Fund is not a party to or obligated under any provision of its Articles of Incorporation, as amended or supplemented from time to time, or its Bylaws (together, as each has been amended to date, the "Acquired Fund Corporate Documents"), or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

     (g) Acquired Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and it has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h) Acquired Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

6. Representations and Warranties by Acquired Fund and Acquiring Trust, on Behalf of Acquiring Fund.

     Acquired Fund and Acquiring Trust, on behalf of Acquiring Fund, each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date, for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect its Net Assets in the case of Acquired Fund and its net assets in the case of Acquiring Fund and the outstanding Acquired Fund Shares and Acquiring Fund Shares, respectively, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as has been previously disclosed in the Acquired Fund Disclosure Documents or in Acquiring Fund's currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against Acquired Fund or Acquiring Fund, respectively.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) The execution, delivery and performance of this Plan have been duly authorized by all necessary action of the Board of Trustees of Acquiring Trust (the "Acquiring Trust Board") or the Acquired Fund Board, respectively, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

     (f) It anticipates that the consummation of this Plan will not cause either Acquired Fund or Acquiring Fund to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

     (g) It has the necessary power and authority to conduct its business as such business is now being conducted.

7.   Covenants of Acquired Fund and Acquiring Trust, on Behalf of Acquiring
     Fund.

     (a) Acquired Fund and Acquiring Trust, on behalf of Acquiring Fund, each covenants to operate its respective business as presently conducted between the date hereof and the Closing.

     (b) Acquired Fund undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Acquired Fund's shareholders.

     (c) Acquired Fund undertakes that, if this Plan is consummated, it will dissolve its corporate existence, file an application pursuant to
          Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company and take the necessary actions, including making the necessary filings, to withdraw its shares from listing on those stock exchanges on which Acquired Fund Shares are listed as of the Closing Date.

     (d) Acquired Fund and Acquiring Trust, on behalf of Acquiring Fund, each agrees that, by the Closing, all of its federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or had adequate liability reserves created for the payment of such taxes.

     (e) At the Closing, Acquired Fund will provide Acquiring Trust a copy of the shareholder ledger accounts, certified by Acquired Fund's transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all of the shareholders of record of Acquired Fund Shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

     (f) Acquired Fund agrees to mail to each of its shareholders of record entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) Acquiring Trust, on behalf of Acquiring Fund, will file with the SEC a registration statement on Form N-14 under the 1933 Act relating to Acquiring Fund Shares issuable hereunder (the "Acquiring Fund N-14 Registration Statement"), and will use its best efforts to provide that the Acquiring Fund N-14 Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Acquiring Fund N-14 Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Acquiring Fund N-14 Registration Statement becomes effective, at the time of Acquired Fund's shareholders' meeting to consider this Plan, and at the Closing Date, the Prospectus and Statement of Additional Information included in the Acquiring Fund N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     (h) Acquired Fund and Acquiring Trust, on behalf of Acquiring Fund, each agrees that, before the Closing, it will deliver to the other party a copy of the resolutions, adopted and approved by the appropriate action of its Board, certified by its President, a Vice President or an equivalent officer of Acquired Fund or Acquiring Trust, respectively, approving the imposition by Acquiring Trust of a 2% redemption fee on those Acquiring Fund Shares issued as part of the Reorganization pursuant to this Plan to Acquired Fund shareholders in exchange for their Acquired Fund Shares that are redeemed or exchanged out of Acquiring Fund within three (3) months after the Closing Date.

8. Conditions Precedent to be Fulfilled by Acquired Fund and Acquiring Trust, on Behalf of Acquiring Fund.

     The consummation of this Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by its President, a Vice President or an equivalent officer to the foregoing effect.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Acquired Fund Board or Acquiring Trust Board, as appropriate, certified by its President, a Vice President or an equivalent officer of Acquired Fund or Acquiring Trust, respectively.

     (c) That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Acquired Fund at an annual or special meeting or any adjournment thereof.

     (e) That a distribution or distributions shall have been declared for Acquired Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(a) of the Code.

     (f) That there shall be delivered to Acquired Fund and Acquiring Trust an opinion from Stradley Ronon Stevens & Young, LLP, counsel to Acquired Fund and Acquiring Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and the laws of the State of Maryland and the State of Delaware, and based upon certificates of the officers of Acquired Fund and Acquiring Trust with regard to matters of fact:

          (1) The acquisition by Acquiring Trust, on behalf of Acquiring Fund, of substantially all the assets of Acquired Fund as provided for herein in exchange for Acquiring Fund Shares followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Acquired Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquired Fund and Acquiring Trust, on behalf of Acquiring Fund, will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

          (2) No gain or loss will be recognized by Acquired Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for voting shares of Acquiring Fund (Sections 361(a) and 357(a) of the Code);

          (3) No gain or loss will be recognized by Acquiring Fund upon the receipt of substantially all of the assets of Acquired Fund in exchange solely for voting shares of Acquiring Fund (Section 1032(a) of the Code);

          (4) No gain or loss will be recognized by Acquired Fund upon the distribution of Acquiring Fund Shares to its shareholders in liquidation of Acquired Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

          (5) The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the Reorganization (Section 362(b) of the Code);

          (6) The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund (Section 1223(2) of the Code);

          (7) No gain or loss will be recognized to the shareholders of Acquired Fund upon the exchange of their shares in Acquired Fund for voting shares of Acquiring Fund, including fractional shares to which they may be entitled (Section 354(a) of the Code);

          (8) The basis of Acquiring Fund Shares received by the shareholders of Acquired Fund shall be the same as the basis of the Acquired Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

          (9) The holding period of Acquiring Fund Shares received by shareholders of Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

          (10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

     (g) That there shall be delivered to Acquiring Trust an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Acquired Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) Acquired Fund is a corporation incorporated under the laws of the State of Maryland on April 10, 1986, and is a validly existing corporation and in good standing under the laws of that state;

          (2) Acquired Fund is authorized to issue twenty million (20,000,000) shares of common stock, par value $0.001 per share. Acquired Fund currently issues shares of one (1) class and it has not designated any series of shares. Assuming that the initial shares of common stock of Acquired Fund were issued in accordance with the 1940 Act and the Acquired Fund Corporate Documents, and that all other outstanding shares of Acquired Fund were sold, issued and paid for in compliance in all material respects with applicable registration requirements of the 1933 Act, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights in accordance with the terms of the Acquired Fund Corporate Documents;

          (3) Acquired Fund is a closed-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in the Acquired Fund Disclosure Documents, such counsel does not know of any material suit, action or legal or administrative proceeding pending or threatened against Acquired Fund, the unfavorable outcome of which would materially and adversely affect Acquired Fund;

          (5) All corporate actions required to be taken by Acquired Fund to authorize this Plan and to effect the Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Acquired Fund; and

          (6) The execution, delivery or performance of this Plan by Acquired Fund will not violate any provision of the Acquired Fund Corporate Documents, or the provisions of any agreement or other instrument known to such counsel to which Acquired Fund is a party or by which Acquired Fund is otherwise bound; this Plan is the legal, valid and binding obligation of Acquired Fund and is enforceable against Acquired Fund in accordance with its terms.

          In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Acquired Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Acquired Fund.

     (h) That there shall be delivered to Acquired Fund an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) Acquiring Trust is a statutory trust formed under the laws of the State of Delaware on December 17, 1998 and is a validly existing statutory trust and in good standing under the laws of that State;

          (2) Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest of Acquiring Fund, without par value. Shares of beneficial interest of Acquiring Fund are further divided into five classes of shares, of which Acquiring Fund Shares is one, and an unlimited number of shares of beneficial interest, without par value, has been allocated and designated to Acquiring Fund Shares. Assuming that the initial Acquiring Fund Shares of beneficial interest were issued in accordance in all material respects with the 1940 Act and the Acquiring Trust Documents, and that all other outstanding shares of Acquiring Fund were sold, issued and paid for in accordance in all material respects with the terms of Acquiring Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights in accordance with the terms of the Acquiring Trust Documents;

          (3) Acquiring Trust is an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Acquiring Fund's currently effective prospectus, such counsel does not know of any material suit, action or legal or administrative proceeding pending or threatened against Acquiring Trust, the unfavorable outcome of which would materially and adversely affect Acquiring Fund;

          (5) Acquiring Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by Acquiring Trust;

          (6) All trust actions required to be taken by Acquiring Trust to authorize this Plan and to effect the Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Acquiring Trust;

          (7) The execution, delivery or performance of this Plan by Acquiring Trust, on behalf of Acquiring Fund, will not violate any provision of the Acquiring Trust Documents, or the provisions of any agreement or other instrument known to such counsel to which Acquiring Trust, on behalf of Acquiring Fund, is a party or by which Acquiring Trust, on behalf of Acquiring Fund, is otherwise bound; this Plan is the legal, valid and binding obligation of Acquiring Trust, on behalf of Acquiring Fund, and is enforceable against Acquiring Trust, on behalf of Acquiring Fund, in accordance with its terms; and

          (8) The Acquiring Fund N-14 Registration Statement has been declared or, by operation of rule, has become effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such Registration Statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Acquiring Fund N-14 Registration Statement became effective, or at the Closing, such Registration Statement (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Acquiring Fund N-14 Registration Statement, or of any contract or document of a character required to be described in the Acquiring Fund N-14 Registration Statement that is not described as required.

          In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Acquiring Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Acquiring Trust.

     (i) That Acquired Fund shall have received a certificate from the President or a Vice President of Acquiring Trust to the effect that, to the best knowledge and belief of such officer, the statements contained in the Acquiring Fund N-14 Registration Statement, at the time the Acquiring Fund N-14 Registration Statement became effective, at the date of the signing of this Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (j) That the Acquiring Fund N-14 Registration Statement with respect to Acquiring Fund Shares to be delivered to Acquired Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Acquiring Fund N-14 Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Fund Shares lawfully to be delivered to each holder of Acquired Fund Shares.

     (l) That, at the Closing, there shall be transferred to Acquiring Trust, on behalf of Acquiring Fund, aggregate Net Assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

     (m) That there be delivered to Acquiring Trust information concerning the tax basis of Acquired Fund in all securities transferred to Acquiring Trust, on behalf of Acquiring Fund, together with shareholder information including the names, addresses and taxpayer identification numbers of the shareholders of Acquired Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder.

     (n) That all consents of other parties, and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities), required to permit consummation of the Reorganization contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of Acquired Fund or Acquiring Fund.

9.   Fees and Expenses; Indemnification of Acquired Fund Directors.

     (a) Acquired Fund and Acquiring Trust, on behalf of Acquiring Fund, each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne 33.33% by Acquiring Fund, 33.33% by Acquired Fund and 33.34% by DMC.

     (c) DMC will, at its expense, maintain in full force and effect for a period of at least three years from the Closing Date one or more directors and officers errors and omissions liability insurance policies ("D&O/E&O insurance policies") which provide liability insurance coverage to all of the then current Directors of the Acquired Fund on the Closing Date in an amount at least equal to $3,000,000.

     (d) DMC shall indemnify each person serving as a Director of the Acquired Fund on the Closing Date to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, DMC shall indemnify each such person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Director of the Acquired Fund, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys' fees and any amount relating to a settlement) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

10.  Termination; Postponement; Waiver; Order.

     (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Acquired Fund) prior to the Closing, or the Closing may be postponed as follows:

          (1)  by mutual consent of Acquired Fund and Acquiring Trust;

          (2) by Acquiring Trust if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

          (3)  by Acquired Fund if any condition of its obligations set forth in
               Section 8 has not been fulfilled or waived.

     An election by Acquired Fund or Acquiring Trust to terminate this Plan and to abandon the Reorganization shall be exercised by the Acquired Fund Board or the Acquiring Trust Board, respectively.

     (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2005, the Plan shall automatically terminate on that date, unless a later date is agreed to by both the Acquired Fund Board and the Acquiring Trust Board.

     (c) In the event of termination of this Plan pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither Acquired Fund nor Acquiring Trust, nor their trustees, directors, officers or agents or the shareholders of Acquired Fund or Acquiring Trust shall have any liability in respect of this Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the Acquiring Trust Board or Acquired Fund Board, as the case may be, if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 through 6 hereof shall expire with and be terminated by the Reorganization, and neither Acquired Fund nor Acquiring Trust, nor any of their officers, trustees, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, director, agent or shareholder of Acquired Fund or Acquiring Trust against any liability to the entity for which that officer, trustee, director, agent or shareholder so acts or to its shareholders to which that officer, trustee, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Acquired Fund Board and the Acquiring Trust Board to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Acquired Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless Acquired Fund shall promptly call a special meeting of its shareholders at which such conditions so imposed shall be submitted for approval.

11.  Entire Agreement and Amendments.

     This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by mutual consent of the parties in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the other parties.

12.   Counterparts.

     This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.  Notices.

     (a) Any notice, report or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given to Acquired Fund if delivered or mailed, first class postage prepaid, addressed to Lincoln National Convertible Securities Fund, Inc., at One Commerce Square, Philadelphia, PA 19103, Attention: Secretary.

     (b) Any notice, report or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given to Acquiring Trust if delivered or mailed, first class postage prepaid, addressed to Delaware Group Equity Funds V, at One Commerce Square, Philadelphia, PA 19103, Attention: Secretary.

14.  Governing Law.

     This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.




           [The remainder of this page was intentionally left blank.]

   IN WITNESS WHEREOF, Acquired Fund, Acquiring Trust, on behalf of Acquiring Fund, and DMC have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                           LINCOLN NATIONAL CONVERTIBLE
                                           SECURITIES FUND, INC.

Attest: _______________________________    By   _______________________________
        Name:                                   Name:
        Title:                                  Title:


                                           DELAWARE GROUP EQUITY FUNDS V,
                                           ON BEHALF OF DELAWARE DIVIDEND
                                           INCOME FUND

Attest: _______________________________    By   _______________________________
        Name:                                   Name:
        Title:                                  Title:


                                           DELAWARE MANAGEMENT COMPANY,
                                           A SERIES OF DELAWARE MANAGEMENT
                                           BUSINESS TRUST

Attest: _______________________________    By   _______________________________
        Name:                                   Name:
        Title:                                  Title:

                                   EXHIBIT D

                       OTHER INFORMATION ABOUT THE COMPANY

INVESTMENT OBJECTIVE AND POLICIES

   The investment objective of the Company is to seek a high level of total return on its assets through a combination of capital appreciation and current income. There can be no assurance that this objective will be achieved.

   The Company pursues its investment objective by investing primarily in "convertible securities." A convertible security is a bond, debenture, note, preferred stock or other security which may be converted at a specified price or formula within a particular period of time into a prescribed amount of common stock of the same or a different issuer. A convertible security entitles the holder to receive interest paid on convertible debt or the dividend paid on a preferred stock until such time as the convertible security matures or is redeemed or converted. Under normal conditions, the Company invests at least 80% of its total assets (determined at the time of purchase) in convertible securities, which may include directly placed convertible securities. However, the Company reserves the right for defensive purposes to maintain all or a substantial portion of its assets in cash, governmental securities, corporate debt securities, and preferred and common stock. Securities or assets obtained upon the conversion of convertible securities may be retained during periods when market conditions are unfavorable for their disposition. Securities received upon conversion also may be retained in the Company's portfolio to permit orderly disposition or to establish long-term holding periods for federal income tax purposes. The Company is not required to sell these securities received upon conversion for the purpose of ensuring that 80% of its assets are invested in convertible securities.

   The Company's investment objective may be changed only with the approval of the holders of a majority of the Company's outstanding voting securities. A "majority of the Company's outstanding voting securities" means the lesser of
(i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares.

   Convertible Securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. However, convertible securities are typically subordinated to non-convertible securities of the same issuer. Convertible securities may be rated below investment grade, that is, not rated within the four highest categories by Standard & Poor's Corporation ("S & P") and Moody's Investors Service ("Moody's").

   The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if it were to be exchanged for the underlying security pursuant to its conversion privilege).

   To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of that investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed income security. The credit standing of the issuer and other factors may also have an effect on the convertible security's value. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and may be at a premium over the conversion value. This premium represents the price investors are willing to pay for the privilege of purchasing a security having an income preference with a possibility of capital appreciation due to the conversion privilege. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Company at varying price levels above their investment values or their conversion values in keeping with the Company's investment objective.

   A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument pursuant to which the convertible security was issued. If a convertible security held by the Company is called for redemption, the Company will be required to redeem the security, convert it into the underlying common stock or sell it to a third party.

   The Company may invest up to 25% of its total assets in securities (including convertible securities) issued by entities domiciled in or organized under the laws of foreign countries, including securities of entities in emerging markets. The Company may also invest in securities denominated in foreign currencies.

   Direct Placements. The portion of the Company's portfolio that may be invested in convertible securities purchased in direct placements will depend upon the relative attractiveness of those securities as compared to convertible securities publicly offered.

   Securities obtained by means of direct placement and other securities into which they may be converted or which may be purchased by the exercise of warrants or similar privileges acquired with such securities are subject to statutory or contractual restrictions and delays on resale. They are, therefore, often referred to as "restricted securities." Restricted securities may generally be resold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Such securities are, therefore, unlike securities which are traded in the open market and which can be expected to be sold immediately if the market is adequate.

   If the restricted securities are convertible, however, these restrictions ordinarily are not as onerous. When restricted securities are converted into common stock and the common stock is publicly traded (as is typically the case), such common stock normally may be resold beginning two years following the acquisition of the restricted securities, subject to the volume limitations and certain other conditions of Rule 144 under the Securities Act of 1933. Beginning three years after the acquisition of the restricted securities, the common stock received upon conversion ordinarily may be resold without restriction.

   Direct placements of debt securities have frequently resulted in higher yields and restrictive covenants providing greater protection for the purchaser, such as longer call or refunding protection, than typically would be available with publicly offered securities of the same type. Securities acquired through direct placement may also have special features not usually characteristic of similar securities offered to the public, such as contingent interest or warrants for the purchase of the issuer's stock. An issuer is often willing to create more attractive features in its securities issued privately, because it has avoided the expense and delay involved in a public offering of its securities. For various reasons, an issuer may prefer or be required as a practical matter to obtain private financing. At certain times, adverse conditions in the public securities markets may preclude a public offering of an issuer's securities.

   Other Investments. Pending investment in convertible securities and for defensive purposes, the Company expects to invest from time to time in investment grade non-convertible fixed income securities. In addition, the Company may invest in common stocks and in money market securities. Money market securities which may be held by the Company include U.S. government and government agency securities, commercial paper, certificates of deposit and bankers' acceptances. Bank money market instruments in which the Company invests will be issued by depository institutions with total assets of at least $1 billion. The Company's commercial paper investments at the time of purchase normally will be rated at least "A-l" by S & P or at least "P-1" by Moody's or, if not rated, be issued by corporations having an outstanding debt issue rated at least "A" by S & P or Moody's.

   The Company also may invest from time to time in non-investment grade income securities with equity features. These investments may include subordinated debt securities accompanied by warrants to purchase the common stock of the issuer. In some instances the subordinated debt securities may be exchanged in payment of the exercise price of the accompanying warrants.

   When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, in the ordinary course of business, the Company may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. While the Company will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Company may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Company makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

   When, As and If Issued Securities. The Company may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Company makes the commitment to purchase or sell securities on a "when, as and if issued" basis, it will record the transaction and thereafter reflect the value, each day, of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

   Options. The Company may purchase or sell (write) listed options on securities as a means of achieving additional return or of hedging the value of the Company's portfolio. The Company will write only "covered" options listed on a national securities exchange. This means that as long as the Company is obligated as the writer of a call option, it will own the underlying security subject to the option or it will own a convertible security that may be converted into the underlying security. The Company will normally not write options in an amount exceeding 20% of the value of its total assets. The Company may buy only options that are listed on a national securities exchange.

   A call option is a contract that gives the holder of the option the right to buy from the writer (seller) of the call option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder of the option the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

   If the Company has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that either a closing purchase or sale transaction can be effected when the Company so desires.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Company will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Company will normally not purchase options if, as a result, the aggregate cost of all outstanding options would exceed 10% of the Company's total assets.

   Borrowing. The Company may, if and when market conditions dictate, borrow from banks or other entities in privately arranged transactions to increase the money available to the Company to invest in securities. Investments made with borrowed money will be primarily for possible capital appreciation, and not income, because of the interest expense involved. Borrowing to invest in securities would involve additional risk to the Company, since interest expense may be greater than the income from or appreciation of the securities financed and since the value of the securities financed may decline below the amount borrowed.

   The Company also reserves the right to issue commercial paper, bonds, debentures or notes, in series or otherwise, with such interest rates, conversion rights and other terms and provisions, as are determined by the Company's Board of Directors. The 1940 Act requires the Company to maintain "asset coverage" of not less than 300% of its "senior securities representing indebtedness" (which excludes certain temporary borrowings). This means that, except for temporary borrowings, the amount which the Company may borrow may not exceed 331/3% of the value of the Company's total assets less the Company's liabilities (other than liabilities represented by borrowings which are not temporary). In addition, the Company may not make any cash distributions to shareholders if, after the distribution, there would be less than 300% asset coverage of a senior security representing indebtedness for borrowings (excluding for this purpose certain evidences of indebtedness made by a bank or other entity and privately arranged, and not intended to be publicly distributed).

   Short Sales "Against the Box." The Company may also engage in short sales "against the box." While a short sale is made by selling a security the Company does not own, a short sale is "against the box" to the extent that the Company contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. Such short sales will be used by the Company only for the purpose of deferring recognition of gain or loss for federal income tax purposes.

DISTRIBUTION AND TAX INFORMATION

   The Company is qualified, and intends to continue to qualify, as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Company will not be subject to federal income tax on the portion of its net investment income and net capital gains distributed to shareholders. On April 25, 2002, the Board of Directors adopted a managed distribution policy for the Company. Under the managed distribution policy, the Company intends to pay a fixed quarterly dividend primarily from net investment income, with the balance coming from capital gains, and, if necessary, return of capital. This dividend policy became effective with the quarterly dividend payable in July 2002. The Company may change the amount of the quarterly distributions in the future based on economic and market conditions.

   Company shareholders may elect to have their distributions automatically reinvested in additional shares of the Company by participating in the Company's automatic dividend reinvestment plan. Shareholders who do not participate in the dividend reinvestment plan will receive all distributions in cash.

   In general, if you are a taxable investor, Company distributions are taxable to you at either the ordinary income or capital gains tax rate. This is true whether you reinvest your distributions in additional shares of the Company or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions that are declared in December, but paid in January are taxable as if they were paid in December. For federal income tax purposes, Company distributions of short-term capital gains are taxable to you as ordinary income. Company distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Company may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

   If you do not provide the Company with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

   Sales of shares of the Company may result in gains or losses for tax purposes to the extent of the difference between the proceeds from the shares relinquished and the shareholder's adjusted tax basis for such shares.

   Company distributions and gains from the sale of your Company shares generally will be subject to federal, state and local taxes. Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Shareholders are advised to consult with their tax advisers about the federal, state, local or foreign tax consequences of their investment in the Company.

OUTSTANDING SECURITIES OF THE COMPANY (AS OF MARCH 31, 2005)

                                                (3)                 (4)
                                           AMOUNT HELD BY    AMOUNT OUTSTANDING
     (1)                    (2)            COMPANY OR FOR   EXCLUSIVE OF AMOUNT
TITLE OF CLASS       AMOUNT AUTHORIZED       ITS ACCOUNT      SHOWN UNDER (3)
-------------------------------------------------------------------------------
Common Stock         20,000,000 shares           0                5,832,823

               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
                         SPECIAL MEETING OF SHAREHOLDERS

                                  JUNE 2, 2005


                                    IMPORTANT


   YOUR VOTE IS IMPORTANT. Regardless of the number of shares of the Company's common stock you own, please sign, date and promptly mail the enclosed proxy card in the accompanying postage-paid envelope. Should you prefer, you may vote by internet or telephone. Please refer to the instructions on your proxy card which accompanied this Proxy Statement/Prospectus.

                   INSTRUCTIONS FOR "STREET NAME" SHAREHOLDERS

   If you own your shares of the Company's common stock in the name of a brokerage firm, bank or other nominee, only it can vote your shares on your behalf and only upon receipt of your instructions. You should sign, date and promptly mail your proxy card (or voting instruction form) when you receive it from your broker, bank or other nominee. Please do so for each separate account you maintain. Your broker, bank or nominee also may provide for internet or telephone voting. Please refer to the card (or voting instruction form) which you received with this Proxy Statement/Prospectus.

   Please vote by proxy, telephone or internet at your earliest convenience.

   If you have any questions or need assistance in voting your Company shares, please call:

                             D. F. KING & CO., INC.
                                 48 WALL STREET
                            NEW YORK, NEW YORK 10005
                           TOLL-FREE AT 1-800-549-6746

                               Form of Proxy Card

                               -------------------------- ---------------------------- ----------------------------
                               To vote by Telephone       To vote by Internet          To vote by Mail
                               1)  Read the Proxy         1)  Read the Proxy Statement 1)  Read the Proxy Statement.
                                   Statement and have the     and have the Proxy card  2)  Check the appropriate
                                   Proxy card at hand.        at hand.                     box on the reverse side.
                               2)  Call 1-800-690-6903.   2)  Go to www.proxyweb.com   3)  Sign, date and return
                               3)  Follow the recorded    3)  Follow the on-line           Proxy card in the the
                                   instructions.              instructions.                envelope provided.
                               -------------------------- ---------------------------- ----------------------------
                                         If you vote by Telephone or Internet, please do not return your Proxy card.

999 999 999 999 99

                                                                     SPECIAL MEETING OF SHAREHOLDERS - JUNE 2, 2005
                                                        THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC. (the "Fund")
The undersigned, revoking previous proxies, hereby appoints Patrick P. Coyne and David F. Connor, or either of them, with the right of substitution, proxies of the undersigned at the Special Meeting of Shareholders of the Fund
to be held at the offices of Delaware Investments, Two Commerce Square, 2nd Floor Auditorium, 2001 Market Street,
Philadelphia, PA on Thursday, June 2, 2005 at 10:00 a.m. (EDT), or at any postponement or adjournment thereof, with all the powers which the undersigned would possess if personally present, and instructs them to vote upon any matters which may properly be acted upon at this meeting and specifically as indicated on the reverse side of this form.  Please refer to the Proxy Statement/Prospectus for a discussion of each of these matters.
BY SIGNING THIS CARD, YOU AUTHORIZE THE PROXIES TO VOTE PROPOSAL NO. 1 AS MARKED, OR IF NOT MARKED, TO VOTE "FOR"
PROPOSAL NO. 1, AND TO USE THEIR DISCRETION TO VOTE ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING, OR
AT ANY POSTPONEMENT OR ADJOURNMENT THEREOF.  PLEASE SIGN, DATE AND MAIL THIS CARD AT ONCE IN THE ENCLOSED
ENVELOPE.


                                                                       Date _____________________, 2005

                                                    +------------------------------------------------------+
                                                    |                                                      |
                                                    |                                                      |
                                                    |                                                      |
                                                    +------------------------------------------------------+
                                                     Signature(s) (Joint Owners)        (PLEASE SIGN WITHIN BOX)
                                                     THIS PROXY CARD IS ONLY VALID WHEN SIGNED.  TO AVOID THE
                                                     ADDITIONAL EXPENSE TO THE FUND OR FURTHER SOLICITATION, PLEASE
                                                     DATE AND SIGN NAME(S) ABOVE AS PRINTED ON THIS CARD TO AUTHORIZE
                                                     THE VOTING OF YOUR SHARES AS INDICATED. PERSONS SIGNING AS
                                                     EXECUTOR, ADMINISTRATOR, TRUSTEE OR OTHER REPRESENTATIVE SHOULD
                                                     GIVE FULL TITLE AS SUCH.

                                                                                                  Del Lin Conv 1 - DH









                                                        Please fill in box(es) as shown using black or blue ink.  |X|

THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS A VOTE "FOR" PROPOSAL NO. 1.

                                                                            FOR          AGAINST             ABSTAIN

                                                                            |_|            |_|                 |_|
1.   To approve the Agreement and Plan of Acquisition between the
     Fund and Delaware Group Equity Funds V, on behalf of Delaware
     Dividend Income Fund ("Dividend Income Fund"), which provides for:  (i) the acquisition by Dividend Income Fund of
     substantially all of the assets of the Fund in exchange solely for Class A shares of Dividend Income Fund; (ii) the pro rata distribution of Class A shares of Dividend Income Fund to the shareholders of the Fund; and (iii) the liquidation and
     dissolution of the Fund.






                                     PLEASE SIGN AND DATE ON THE REVERSE SIDE.
                                    YOUR VOTE IS IMPORTANT - PLEASE ACT TODAY.

                                                                                                Del Lin Conv 1 - DH


















                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                          DELAWARE DIVIDEND INCOME FUND
                                   A SERIES OF
                          DELAWARE GROUP EQUITY FUNDS V

                               DATED April 6, 2005

                                 Acquisition of
                       Substantially all of the Assets of
               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

                  By and in exchange for Class A shares of the
                         DELAWARE DIVIDEND INCOME FUND,
                    a series of Delaware Group Equity Funds V

        This Statement of Additional Information (SAI) relates specifically to the proposed exchange of substantially all of the assets of Lincoln National Convertible Securities Fund, Inc. for Class A shares of Delaware Dividend Income Fund.

        This SAI consists of this Cover Page and the following documents, each of which is attached or incorporated by reference to, and is legally considered to be a part of, this SAI:

                1. The Statement of Additional Information of Delaware Group Equity Funds V, for its series Delaware Dividend Income Fund, Delaware Small Cap Contrarian Fund and Delaware Small Cap Value Fund - Class A, B, C, R and Institutional Class dated March 30, 2005, as previously filed via EDGAR is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34 on Form N-1A [Accession No. 0000950116-05-001195] filed on March 31, 2005, and will be mailed to all shareholders who request this SAI.

                2. The Annual Report of Delaware Dividend Income Fund for the fiscal year ended November 30, 2004, as previously filed via EDGAR, is incorporated by reference to the Registrant's N-CSR [Accession No. 0000950116-05-000406] filed February 4, 2005 and will be mailed to all shareholders requesting this SAI.

                3. Pro Forma Combining Financial Statements for the Reorganization of Lincoln National Convertible Securities Fund, Inc. into Delaware Dividend Income Fund (attached to this SAI).

         This SAI is not a Prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated April 6, 2005, relating to the above-referenced transaction. You can request a copy of the Proxy Statement/ Prospectus by calling 1-800-523-1918 or by writing to Delaware Dividend Income Fund, Account Services, 2005 Market Street, Philadelphia, PA 19103.

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
STATEMENT OF ASSETS AND LIABILITIES
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                                                                       Delaware
                                                                                                                       Dividend
                                                          Delaware           Lincoln                                  Income Fund
                                                          Dividend         Convertible         Pro Forma               Pro Forma
                                                         Income Fund     Securities Fund      Adjustments              Combined
                                                       ---------------   ---------------    ---------------         ---------------
ASSETS

Investments, at market value                           $   216,157,667   $    86,830,102    $             -         $   302,987,769
Cash                                                           750,953            21,340           (345,693)(A),(B)         426,600
Receivable for fund shares sold                              3,320,709                 -                  -               3,320,709
Receivable for securities sold                               2,483,598                 -                  -               2,483,598
Dividends receivable                                           233,504           121,486                  -                 354,990
Interest receivable                                          1,151,829           275,505                  -               1,427,335
                                                       ---------------   ---------------    ---------------         ---------------
          Total Assets                                     224,098,261        87,248,434           (345,693)            311,001,002
                                                       ---------------   ---------------    ---------------         ---------------
LIABILITIES

Payable for fund shares repurchased                            290,175                 -                  -                 290,175
Payable for securities purchased                             3,645,570                 -                  -               3,645,570
Transaction costs payable                                            -                 -            140,600 (B)             140,600
Accrued expenses and other liabilities                         186,130           275,393           (415,993)(A),(B)          45,529
                                                       ---------------   ---------------    ---------------         ---------------
          Total Liabilities                                  4,121,875           275,393           (275,393)              4,121,875
                                                       ---------------   ---------------    ---------------         ---------------
Net Assets                                             $   219,976,386   $    86,973,041    $       (70,300)        $   306,879,127
                                                       ===============   ===============    ===============         ===============
ANALYSIS OF NET ASSETS

Accumulated paid in capital                            $   209,954,887   $   111,622,971    $             -         $   321,577,858
Undistributed net investment income(C)                       1,056,427             8,041            (70,300)(B)             994,168
Accumulated net realized gain / (loss) on investments        1,279,486       (29,455,089)                 -             (28,175,603)
Unrealized appreciation of investments                       7,685,586         4,797,118                  -              12,482,704
                                                       ---------------   ---------------    ---------------         ---------------
Net Assets                                             $   219,976,386   $    86,973,041    $       (70,300)        $   306,879,127
                                                       ===============   ===============    ===============         ===============

(A)Under the Plan, Lincoln Convertible Securities Fund, Inc. will deliver to Delaware Dividend Income Fund at the Closing all of its then existing assets, except for cash, bank deposits or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out the Plan, which costs and expenses shall be established on its books as liability reserves; (ii) discharge its paid liabilities on its books at the Closing Date; and (iii) pay such contingent liabilities as its Board of Directors shall reasonably deem to exist, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on its books.
(B)Adjustment reflects the costs of the Transaction to be incurred by the Funds.
(C)Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

OUTSTANDING SHARES                                          19,919,257         5,832,823          2,038,040              27,790,120

RETAIL CLASS A SHARES                                        9,528,314         5,832,823          2,038,040              17,399,177
RETAIL CLASS B SHARES                                        2,913,468                 -                                  2,913,468
RETAIL CLASS C SHARES                                        7,434,401                 -                                  7,434,401
RETAIL CLASS R SHARES                                           33,797                 -                                     33,797
INSTITUTIONAL SHARES                                             9,277                 -                                      9,277

NET ASSETS
RETAIL CLASS A SHARES                                      105,252,660        86,973,041            (70,300)            192,155,401
RETAIL CLASS B SHARES                                       32,165,013                                                   32,165,013
RETAIL CLASS C SHARES                                       82,083,013                                                   82,083,013
RETAIL CLASS R SHARES                                          373,167                                                      373,167
INSTITUTIONAL SHARES                                           102,533                                                      102,533

NET ASSET VALUE PER SHARE:

RETAIL CLASS A SHARES                                           $11.05            $14.91                                     $11.04
RETAIL CLASS B SHARES                                           $11.04                 -                                     $11.04
RETAIL CLASS C SHARES                                           $11.04                 -                                     $11.04
RETAIL CLASS R SHARES                                           $11.04                 -                                     $11.04
INSTITUTIONAL SHARES                                            $11.05                 -                                     $11.05

SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED NOVEMBER 30, 2004
(UNAUDITED)

                                                                                                                       Delaware
                                                                                                                       Dividend
                                                          Delaware           Lincoln                                  Income Fund
                                                          Dividend         Convertible         Pro Forma               Pro Forma
                                                         Income Fund     Securities Fund      Adjustments              Combined
                                                       ---------------   ---------------    ---------------         ---------------
INVESTMENT INCOME
       Dividend income (net of foreign tax withheld)   $     2,541,614   $     2,240,426    $             -         $     4,782,040
       Interest income                                       2,100,775         2,033,522                  -               4,134,297
                                                       ---------------   ---------------    ---------------         ---------------
       Total Investment Income                               4,642,389         4,273,947                  -               8,916,336
                                                       ---------------   ---------------    ---------------         ---------------

EXPENSES
       Management fees                                         710,153           735,801           (177,569)(A)           1,268,385
       Distribution expenses - Class A                         150,170                 -            257,646 (B)             407,816
       Distribution expenses - Class B                         158,968                 -                  -                 158,968
       Distribution expenses - Class C                         380,595                 -                  -                 380,595
       Distribution expenses - Class R                           1,169                 -                  -                   1,169
       Dividend disbursing and transfer agent fees
        and expenses                                           145,580            47,425             88,703 (C)             281,708
       Accounting and administration expenses                   38,195                 -             28,770 (C)              66,965
       Reports and statements to shareholders                   50,457            38,567            (30,567)(D)              58,457
       Registration fees                                       130,325                 -                  -                 130,325
       Professional fees                                        24,549           113,823            (99,855)(D)              38,516
       Proxy fees                                                    -             7,500             (7,500)(D)                   -
       NYSE fees                                                     -            25,000            (25,000)(D)                   -
       Trustees' fees                                            5,830           148,125           (143,831)(E)              10,124
       Custodian fees                                            8,993            10,324             (7,095)(D)              12,222
       Pricing fees                                              5,484             1,000                  -                   6,484
       Other                                                     3,454             9,381             (7,663)(D)               5,172
                                                       ---------------   ---------------    ---------------         ---------------
                                                             1,813,922         1,136,945           (123,961)              2,826,906
       Less expenses waived                                   (307,197)          (10,748)           (86,817)(C)            (404,762)
       Less waiver of distribution expenses- Class A           (25,028)                -            (42,941)(C)             (67,969)
       Less expenses paid indirectly                              (450)           (1,679)                 -                  (2,129)
                                                       ---------------   ---------------    ---------------         ---------------
       Total expense                                         1,481,247         1,124,518           (253,719)              2,352,046
                                                       ---------------   ---------------    ---------------         ---------------
NET INVESTMENT INCOME                                        3,161,142         3,149,429            253,719               6,564,290
                                                       ---------------   ---------------    ---------------         ---------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS:
       Net realized gain on:
       Investments                                           1,623,086         3,671,481                  -               5,294,567
       Foreign currencies                                          586                 -                  -                     586
                                                       ---------------   ---------------    ---------------         ---------------
       Net realized gain                                     1,623,672         3,671,481                  -               5,295,153
       Change in unrealized appreciation/
        (depreciation) of investments                        7,298,755        (1,523,706)                 -               5,775,049
                                                       ---------------   ---------------    ---------------         ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS              8,922,427         2,147,775                  -              11,070,202
                                                       ---------------   ---------------    ---------------         ---------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS         $    12,083,569   $     5,297,204    $       253,719         $    17,634,492
                                                       ===============   ===============    ===============         ===============

(A) Decrease to reflect lower management fee for the surviving fund.
(B) Increase to reflect fees incurred on assets of merging fund.
(C) Increase to reflect appropriate expense levels by merging the funds.
(D) Decrease to reflect appropriate expense levels by merging the funds.
(E) Based on trustees' compensation plan for the surviving fund.

SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
ANNUAL FUND OPERATING EXPENSES
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                                           Lincoln
                                                                                         Convertible
                                                                                         Securities
                                          Delaware Dividend Income Fund                     Fund
                            ---------------------------------------------------------    -----------
                             Retail     Retail     Retail     Retail    Institutional
                            Class A    Class B    Class C    Class R        Class          Common
                             Shares     Shares     Shares     Shares       Shares          Shares
                            -------    -------    -------    -------    -------------    -----------
Management fees                0.65%      0.65%      0.65%      0.65%            0.65%         0.875%

Rule 12b-1 fees                0.30%      1.00%      1.00%      0.60%             N/A            N/A

Other expenses                 0.37%      0.37%      0.37%      0.37%            0.37%          0.44%
                            -------    -------    -------    -------    -------------    -----------
Total fund operating
 expenses                      1.32%      2.02%      2.02%      1.62%            1.02%          1.32%
                            -------    -------    -------    -------    -------------    -----------
Fee waivers & payments(A)     -0.32%     -0.27%     -0.27%     -0.27%           -0.27%        -0.010%(B)

Expense Limit                  1.00%      1.75%      1.75%      1.35%            0.75%          1.31%
                            =======    =======    =======    =======    =============    ===========

                                          Delaware Dividend Income Fund
                                               Pro Forma Combined
                            ---------------------------------------------------------
                             Retail     Retail     Retail     Retail    Institutional
                            Class A    Class B    Class C    Class R        Class
                             Shares     Shares     Shares     Shares       Shares
                            -------    -------    -------    -------    -------------
Management fees                0.65%      0.65%      0.65%      0.65%            0.65%

Rule 12b-1 fees                0.30%      1.00%      1.00%      0.60%             N/A

Other expenses                 0.27%      0.27%      0.27%      0.27%            0.27%
                            -------    -------    -------    -------    -------------
Total fund operating
 expenses                      1.22%      1.92%      1.92%      1.52%            0.92%
                            -------    -------    -------    -------    -------------
Fee waivers & payments(A)     -0.22%     -0.17%     -0.17%     -0.17%           -0.17%

Expense Limit                  1.00%      1.75%      1.75%      1.35%            0.75%
                            =======    =======    =======    =======    =============

(A) DDLP has contracted to waive distribution and services fees for a period of at least one year following the Closing Date in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

(B) Effective June 1, 2004, DMC has elected to waive 0.025% of its annual management fees through May 31, 2005.

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
COMMON STOCK                                                44.57%
Aerospace & Defense                                          1.33%
Goodrich                                                                       85,700             2,720,975
Northrop Grumman                                                                    -                     -
                                                                                         ------------------
                                                                                                  2,720,975
                                                                                         ------------------
Banking, Finance & Insurance                                 6.69%
Bank of America                                                                58,736             2,717,715
Citigroup                                                                      58,500             2,617,875
Friedman Billings Ramsey Group Class A                                        106,425             2,034,846
JP Morgan Chase                                                                71,100             2,676,915
MBNA                                                                          104,500             2,775,520
Mellon Financial                                                               82,700             2,416,494
Morgan Stanley                                                                 53,700             2,725,275
US Bancorp                                                                     87,000             2,577,810
                                                                                         ------------------
                                                                                                 20,542,450
                                                                                         ------------------
Cable, Media & Publishing                                    1.19%
+Cablevision Systems Class A                                                        -                     -
Viacom Class B                                                                 80,700             2,800,290
                                                                                         ------------------
                                                                                                  2,800,290
                                                                                         ------------------
Chemicals                                                    0.87%
Dow Chemical                                                                   53,100             2,679,957
                                                                                         ------------------
                                                                                                  2,679,957
                                                                                         ------------------
Computers & Technology                                       1.20%
Intel                                                                          79,300             1,772,355
Pitney Bowes                                                                   43,900             1,921,503
                                                                                         ------------------
                                                                                                  3,693,858
                                                                                         ------------------
Consumer Products                                            0.91%
Clorox                                                                         50,600             2,789,072
                                                                                         ------------------
                                                                                                  2,789,072
                                                                                         ------------------
Electronics & Electrical Equipment                           2.58%
+Benchmark Electronics                                                              -                     -
Emerson Electric                                                               32,500             2,171,650
General Electric                                                               92,800             3,281,408
+Solectron                                                                     50,968               318,550
                                                                                         ------------------
                                                                                                  5,771,608
                                                                                         ------------------
Energy                                                       2.87%
ChevronTexaco                                                                  46,300             2,527,980
Exxon Mobil                                                                    57,200             2,931,500
Kerr-McGee                                                                     53,600             3,335,528
                                                                                         ------------------
                                                                                                  8,795,008
                                                                                         ------------------
Food, Beverage & Tobacco                                     2.32%
Anheuser-Busch                                                                 51,900             2,599,671
General Mills                                                                  42,500             1,933,325
PepsiCo                                                                        51,600             2,575,356
                                                                                         ------------------
                                                                                                  7,108,352
                                                                                         ------------------

                                                                       LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
COMMON STOCK
Aerospace & Defense
Goodrich                                                                            -                     -
Northrop Grumman                                                               23,963             1,349,836
                                                                                         ------------------
                                                                                                  1,349,836
                                                                                         ------------------
Banking, Finance & Insurance
Bank of America                                                                     -                     -
Citigroup                                                                           -                     -
Friedman Billings Ramsey Group Class A                                              -                     -
JP Morgan Chase                                                                     -                     -
MBNA                                                                                -                     -
Mellon Financial                                                                    -                     -
Morgan Stanley                                                                      -                     -
US Bancorp                                                                          -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Cable, Media & Publishing
+Cablevision Systems Class A                                                   40,000               854,000
Viacom Class B                                                                      -                     -
                                                                                         ------------------
                                                                                                    854,000
                                                                                         ------------------
Chemicals
Dow Chemical                                                                        -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Computers & Technology
Intel                                                                               -                     -
Pitney Bowes                                                                        -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Consumer Products
Clorox                                                                              -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Electronics & Electrical Equipment
+Benchmark Electronics                                                         47,878             1,678,124
Emerson Electric                                                                    -                     -
General Electric                                                                    -                     -
+Solectron                                                                     76,452               477,825
                                                                                         ------------------
                                                                                                  2,155,949
                                                                                         ------------------
Energy
ChevronTexaco                                                                       -                     -
Exxon Mobil                                                                         -                     -
Kerr-McGee                                                                          -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Food, Beverage & Tobacco
Anheuser-Busch                                                                      -                     -
General Mills                                                                       -                     -
PepsiCo                                                                             -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------


                                                                          DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
COMMON STOCK
Aerospace & Defense
Goodrich                                                                       85,700             2,720,975
Northrop Grumman                                                               23,963             1,349,836
                                                                                         ------------------
                                                                                                  4,070,811
                                                                                         ------------------
Banking, Finance & Insurance
Bank of America                                                                58,736             2,717,715
Citigroup                                                                      58,500             2,617,875
Friedman Billings Ramsey Group Class A                                        106,425             2,034,846
JP Morgan Chase                                                                71,100             2,676,915
MBNA                                                                          104,500             2,775,520
Mellon Financial                                                               82,700             2,416,494
Morgan Stanley                                                                 53,700             2,725,275
US Bancorp                                                                     87,000             2,577,810
                                                                                         ------------------
                                                                                                 20,542,450
                                                                                         ------------------
Cable, Media & Publishing
+Cablevision Systems Class A                                                   40,000               854,000
Viacom Class B                                                                 80,700             2,800,290
                                                                                         ------------------
                                                                                                  3,654,290
                                                                                         ------------------
Chemicals
Dow Chemical                                                                   53,100             2,679,957
                                                                                         ------------------
                                                                                                  2,679,957
                                                                                         ------------------
Computers & Technology
Intel                                                                          79,300             1,772,355
Pitney Bowes                                                                   43,900             1,921,503
                                                                                         ------------------
                                                                                                  3,693,858
                                                                                         ------------------
Consumer Products
Clorox                                                                         50,600             2,789,072
                                                                                         ------------------
                                                                                                  2,789,072
                                                                                         ------------------
Electronics & Electrical Equipment
+Benchmark Electronics                                                         47,878             1,678,124
Emerson Electric                                                               32,500             2,171,650
General Electric                                                               92,800             3,281,408
+Solectron                                                                    127,420               796,375
                                                                                         ------------------
                                                                                                  7,927,557
                                                                                         ------------------
Energy
ChevronTexaco                                                                  46,300             2,527,980
Exxon Mobil                                                                    57,200             2,931,500
Kerr-McGee                                                                     53,600             3,335,528
                                                                                         ------------------
                                                                                                  8,795,008
                                                                                         ------------------
Food, Beverage & Tobacco
Anheuser-Busch                                                                 51,900             2,599,671
General Mills                                                                  42,500             1,933,325
PepsiCo                                                                        51,600             2,575,356
                                                                                         ------------------
                                                                                                  7,108,352
                                                                                         ------------------

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
Healthcare & Pharmaceuticals                                 2.61%
Merck                                                                          39,800             1,115,196
Pfizer                                                                        101,900             2,829,763
+Tenet Healthcare                                                             138,300             1,500,555
Wyeth                                                                          64,600             2,575,602
                                                                                         ------------------
                                                                                                  8,021,116
                                                                                         ------------------
Investment Companies                                         0.42%
Gladstone Capital                                                              52,000             1,275,560
                                                                                         ------------------
                                                                                                  1,275,560
                                                                                         ------------------
Leisure, Lodging & Entertainment                             1.77%
+Jameson Inns                                                                 785,000             1,373,750
Starwood Hotels & Resorts Worldwide                                            44,600             2,332,134
                                                                                         ------------------
                                                                                                  3,705,884
                                                                                         ------------------
Metals & Mining                                              0.90%
Alcoa                                                                          81,500             2,769,370
                                                                                         ------------------
                                                                                                  2,769,370
                                                                                         ------------------
Paper & Forest Products                                      1.48%
International Paper                                                            58,700             2,437,224
Weyerhaeuser                                                                   32,100             2,118,600
                                                                                         ------------------
                                                                                                  4,555,824
                                                                                         ------------------
Real Estate                                                 12.82%
American Home Mortgage Investment                                              54,900             1,797,426
Brandywine Realty Trust                                                        95,700             2,722,665
BRE Properties Class A                                                         81,400             3,308,095
CarrAmerica Realty                                                             76,000             2,461,640
CBL & Associates Properties                                                    11,500               842,835
Developers Diversified Realty                                                  60,600             2,608,830
Duke Realty                                                                    45,900             1,585,845
Equity Office Properties Trust                                                 60,600             1,663,470
Federal Realty Investment Trust                                                41,300             2,071,195
+#Fieldstone Investments 144A                                                  26,200               451,950
First Potomac Realty Trust                                                     53,800             1,236,862
Hersha Hospitality Trust                                                       95,000               941,450
+#KKR Financial 144A                                                          141,000             1,431,150
Liberty Property Trust                                                         30,400             1,246,400
+#Medical Properties Trust 144A                                                11,300               113,000
+MortgageIT Holdings                                                          145,300             2,484,630
Prentiss Properties Trust                                                      53,100             1,985,409
+Saxon Capital REIT                                                            37,000               839,900
Simon Property Group                                                           34,300             2,129,344
Sunset Financial Resources                                                     84,400               876,072
Vornado Realty Trust                                                           31,200             2,293,200
                                                                                         ------------------
                                                                                                 35,091,368
                                                                                         ------------------
Telecommunications                                           1.97%
Alltel                                                                         48,500             2,749,465


                                                                       LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
Healthcare & Pharmaceuticals
Merck                                                                               -                     -
Pfizer                                                                              -                     -
+Tenet Healthcare                                                                   -                     -
Wyeth                                                                               -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Investment Companies
Gladstone Capital                                                                   -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Leisure, Lodging & Entertainment
+Jameson Inns                                                                 985,000             1,723,750
Starwood Hotels & Resorts Worldwide                                                 -                     -
                                                                                         ------------------
                                                                                                  1,723,750
                                                                                         ------------------
Metals & Mining
Alcoa                                                                               -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Paper & Forest Products
International Paper                                                                 -                     -
Weyerhaeuser                                                                        -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Real Estate
American Home Mortgage Investment                                              94,500             3,093,930
Brandywine Realty Trust                                                             -                     -
BRE Properties Class A                                                              -                     -
CarrAmerica Realty                                                                  -                     -
CBL & Associates Properties                                                         -                     -
Developers Diversified Realty                                                       -                     -
Duke Realty                                                                         -                     -
Equity Office Properties Trust                                                      -                     -
Federal Realty Investment Trust                                                     -                     -
+#Fieldstone Investments 144A                                                       -                     -
First Potomac Realty Trust                                                          -                     -
Hersha Hospitality Trust                                                            -                     -
+#KKR Financial 144A                                                                -                     -
Liberty Property Trust                                                              -                     -
+#Medical Properties Trust 144A                                                     -                     -
+MortgageIT Holdings                                                                -                     -
Prentiss Properties Trust                                                           -                     -
+Saxon Capital REIT                                                                 -                     -
Simon Property Group                                                                -                     -
Sunset Financial Resources                                                    113,100             1,173,978
Vornado Realty Trust                                                                -                     -
                                                                                         ------------------
                                                                                                  4,267,908
                                                                                         ------------------
Telecommunications
Alltel                                                                              -                     -


                                                                          DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
Healthcare & Pharmaceuticals
Merck                                                                          39,800             1,115,196
Pfizer                                                                        101,900             2,829,763
+Tenet Healthcare                                                             138,300             1,500,555
Wyeth                                                                          64,600             2,575,602
                                                                                         ------------------
                                                                                                  8,021,116
                                                                                         ------------------
Investment Companies
Gladstone Capital                                                              52,000             1,275,560
                                                                                         ------------------
                                                                                                  1,275,560
                                                                                         ------------------
Leisure, Lodging & Entertainment
+Jameson Inns                                                               1,770,000             3,097,500
Starwood Hotels & Resorts Worldwide                                            44,600             2,332,134
                                                                                         ------------------
                                                                                                  5,429,634
                                                                                         ------------------
Metals & Mining
Alcoa                                                                          81,500             2,769,370
                                                                                         ------------------
                                                                                                  2,769,370
                                                                                         ------------------
Paper & Forest Products
International Paper                                                            58,700             2,437,224
Weyerhaeuser                                                                   32,100             2,118,600
                                                                                         ------------------
                                                                                                  4,555,824
                                                                                         ------------------
Real Estate
American Home Mortgage Investment                                             149,400             4,891,356
Brandywine Realty Trust                                                        95,700             2,722,665
BRE Properties Class A                                                         81,400             3,308,095
CarrAmerica Realty                                                             76,000             2,461,640
CBL & Associates Properties                                                    11,500               842,835
Developers Diversified Realty                                                  60,600             2,608,830
Duke Realty                                                                    45,900             1,585,845
Equity Office Properties Trust                                                 60,600             1,663,470
Federal Realty Investment Trust                                                41,300             2,071,195
+#Fieldstone Investments 144A                                                  26,200               451,950
First Potomac Realty Trust                                                     53,800             1,236,862
Hersha Hospitality Trust                                                       95,000               941,450
+#KKR Financial 144A                                                          141,000             1,431,150
Liberty Property Trust                                                         30,400             1,246,400
+#Medical Properties Trust 144A                                                11,300               113,000
+MortgageIT Holdings                                                          145,300             2,484,630
Prentiss Properties Trust                                                      53,100             1,985,409
+Saxon Capital REIT                                                            37,000               839,900
Simon Property Group                                                           34,300             2,129,344
Sunset Financial Resources                                                    197,500             2,050,050
Vornado Realty Trust                                                           31,200             2,293,200
                                                                                         ------------------
                                                                                                 39,359,276
                                                                                         ------------------
Telecommunications
Alltel                                                                         48,500             2,749,465

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
BCE                                                                           136,600             3,312,550
                                                                                         ------------------
                                                                                                  6,062,015
                                                                                         ------------------
Utilities                                                    2.63%
Dominion Resources                                                             41,000             2,684,270
Duke Energy                                                                   105,300             2,661,984
FPL Group                                                                      38,600             2,714,738
                                                                                         ------------------
                                                                                                  8,060,992
                                                                                         ------------------
TOTAL COMMON STOCK                                                                              126,443,699
                                                                                         ------------------

CORPORATE BONDS                                             12.69%
Aerospace & Defense                                          0.14%
Armor Holdings 8.25% 8/15/13                                         $        395,000               443,388
                                                                                         ------------------
                                                                                                    443,388
                                                                                         ------------------
Automobiles & Automotive Parts                               0.16%
Advanced Accessory Systems 10.75% 6/15/11                                     200,000               191,000
#Collins & Aikman Products 144A 12.875% 8/24/12                               360,000               311,400
                                                                                         ------------------
                                                                                                    502,400
                                                                                         ------------------
Banking, Finance & Insurance                                 0.32%
#E Trade Financial 144A 8.00% 6/15/11                                         405,000               434,362
#Farmers Exchange Capital 144A 7.20% 7/15/48                                  228,000               226,927
LaBranche & Company 11.00% 5/15/12                                            215,000               231,125
Midland Funding II 11.75% 7/23/05                                              73,304                76,952
                                                                                         ------------------
                                                                                                    969,366
                                                                                         ------------------
Building & Materials                                         0.05%
#Lone Star Industries 144A 8.85% 6/15/05                                      161,000               164,709
                                                                                         ------------------
                                                                                                    164,709
                                                                                         ------------------
Cable, Media & Publishing                                    1.98%
American Media Operation 10.25% 5/1/09                                        260,000               273,000
Cenveo
   7.875% 12/1/13                                                             140,000               133,000
   9.625% 3/15/12                                                             325,000               367,250
*Charter Communications
 Holdings 0.00% 1/15/12                                                     1,000,000               620,000
#Charter Communications
 144A 5.875% 11/16/09                                                         500,000               535,000
#Charter Communications Operating
 144A 8.00% 4/30/12                                                           505,000               525,200
CSC Holdings 10.50% 5/15/16                                                   655,000               745,062
Dex Media West 9.875% 8/15/13                                                 115,000               133,400
Insight Midwest 10.50% 11/1/10                                                860,000               945,999
Lodgenet Entertainment 9.50% 6/15/13                                          490,000               543,900
Mediacom Capital 8.50% 4/15/08                                                225,000               230,625
Nextmedia Operating 10.75% 7/1/11                                             410,000               460,738
Sheridan Acquisition 10.25% 8/15/11                                           306,000               335,835
XM Satellite Radio 12.00% 6/15/10                                             200,000               238,000
                                                                                         ------------------
                                                                                                  6,087,009
                                                                                         ------------------
Chemicals                                                    0.31%
Huntsman International 9.875% 3/1/09                                          240,000               263,400


                                                                      LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
BCE                                                                                 -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Utilities
Dominion Resources                                                                  -                     -
Duke Energy                                                                         -                     -
FPL Group                                                                           -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
TOTAL COMMON STOCK                                                                               10,351,443
                                                                                         ------------------

CORPORATE BONDS
Aerospace & Defense
Armor Holdings 8.25% 8/15/13                                         $              -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Automobiles & Automotive Parts
Advanced Accessory Systems 10.75% 6/15/11                                           -                     -
#Collins & Aikman Products
 144A 12.875% 8/24/12                                                               -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Banking, Finance & Insurance
#E Trade Financial 144A 8.00% 6/15/11                                               -                     -
#Farmers Exchange Capital
 144A 7.20% 7/15/48                                                                 -                     -
LaBranche & Company 11.00% 5/15/12                                                  -                     -
Midland Funding II 11.75% 7/23/05                                                   -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Building & Materials
#Lone Star Industries 144A 8.85% 6/15/05                                            -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Cable, Media & Publishing
American Media Operation 10.25% 5/1/09                                              -                     -
Cenveo
   7.875% 12/1/13                                                                   -                     -
   9.625% 3/15/12                                                                   -                     -
*Charter Communications
 Holdings 0.00% 1/15/12                                                             -                     -
#Charter Communications
 144A 5.875% 11/16/09                                                               -                     -
#Charter Communications Operating
 144A 8.00% 4/30/12                                                                 -                     -
CSC Holdings 10.50% 5/15/16                                                         -                     -
Dex Media West 9.875% 8/15/13                                                       -                     -
Insight Midwest 10.50% 11/1/10                                                      -                     -
Lodgenet Entertainment 9.50% 6/15/13                                                -                     -
Mediacom Capital 8.50% 4/15/08                                                      -                     -
Nextmedia Operating 10.75% 7/1/11                                                   -                     -
Sheridan Acquisition 10.25% 8/15/11                                                 -                     -
XM Satellite Radio 12.00% 6/15/10                                                   -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Chemicals
Huntsman International 9.875% 3/1/09                                                -                     -


                                                                          DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
BCE                                                                           136,600             3,312,550
                                                                                         ------------------
                                                                                                  6,062,015
                                                                                         ------------------
Utilities
Dominion Resources                                                             41,000             2,684,270
Duke Energy                                                                   105,300             2,661,984
FPL Group                                                                      38,600             2,714,738
                                                                                         ------------------
                                                                                                  8,060,992
                                                                                         ------------------
TOTAL COMMON STOCK                                                                              136,795,142
                                                                                         ------------------

CORPORATE BONDS
Aerospace & Defense
Armor Holdings 8.25% 8/15/13                                         $        395,000               443,388
                                                                                         ------------------
                                                                                                    443,388
                                                                                         ------------------
Automobiles & Automotive Parts
Advanced Accessory Systems 10.75% 6/15/11                                     200,000               191,000
#Collins & Aikman Products 144A 12.875% 8/24/12                               360,000               311,400
                                                                                         ------------------
                                                                                                    502,400
                                                                                         ------------------
Banking, Finance & Insurance
#E Trade Financial 144A 8.00% 6/15/11                                         405,000               434,362
#Farmers Exchange Capital 144A 7.20% 7/15/48                                  228,000               226,927
LaBranche & Company 11.00% 5/15/12                                            215,000               231,125
Midland Funding II 11.75% 7/23/05                                              73,304                76,952
                                                                                         ------------------
                                                                                                    969,366
                                                                                         ------------------
Building & Materials
#Lone Star Industries 144A 8.85% 6/15/05                                      161,000               164,709
                                                                                         ------------------
                                                                                                    164,709
                                                                                         ------------------
Cable, Media & Publishing
American Media Operation 10.25% 5/1/09                                        260,000               273,000
Cenveo
   7.875% 12/1/13                                                             140,000               133,000
   9.625% 3/15/12                                                             325,000               367,250
*Charter Communications Holdings 0.00% 1/15/12                              1,000,000               620,000
#Charter Communications 144A 5.875% 11/16/09                                  500,000               535,000
#Charter Communications Operating144A 8.00% 4/30/12                           505,000               525,200
CSC Holdings 10.50% 5/15/16                                                   655,000               745,062
Dex Media West 9.875% 8/15/13                                                 115,000               133,400
Insight Midwest 10.50% 11/1/10                                                860,000               945,999
Lodgenet Entertainment 9.50% 6/15/13                                          490,000               543,900
Mediacom Capital 8.50% 4/15/08                                                225,000               230,625
Nextmedia Operating 10.75% 7/1/11                                             410,000               460,738
Sheridan Acquisition 10.25% 8/15/11                                           306,000               335,835
XM Satellite Radio 12.00% 6/15/10                                             200,000               238,000
                                                                                         ------------------
                                                                                                  6,087,009
                                                                                         ------------------
Chemicals
Huntsman International 9.875% 3/1/09                                          240,000               263,400

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
Lyondell Chemical 9.875% 5/1/07                                               184,000               194,580
Nalco 7.75% 11/15/11                                                          320,000               346,400
Witco 6.875% 2/1/26                                                           155,000               140,275
                                                                                         ------------------
                                                                                                    944,655
                                                                                         ------------------
Computers & Technology                                       0.12%
Stratus Technologies 10.375% 12/1/08                                          410,000               369,000
                                                                                         ------------------
                                                                                                    369,000
                                                                                         ------------------
Consumer Services                                            0.28%
Adesa 7.625% 6/15/12                                                          425,000               448,375
Corrections Corporation of America 9.875% 5/1/09                               60,000                67,800
Service Corp International 6.75% 4/1/16                                       330,000               348,150
                                                                                         ------------------
                                                                                                    864,325
                                                                                         ------------------
Energy                                                       0.96%
#Dynegy Holdings 144A 10.125% 7/15/13                                         518,000               607,354
El Paso Natural Gas 7.625% 8/1/10                                             100,000               109,000
El Paso Production Holding 7.75% 6/1/13                                       505,000               528,987
#Hilcorp Energy 144A 10.50% 9/1/10                                            235,000               267,900
#Hornbeck Offshore 144A 6.125% 12/1/14                                        465,000               461,512
Plains Exploration & Production 7.125% 6/15/14                                335,000               370,175
#Pride International 144A 7.375% 7/15/14                                      345,000               383,813
Tennessee Gas Pipeline 8.375% 6/15/32                                         185,000               204,194
                                                                                         ------------------
                                                                                                  2,932,935
                                                                                         ------------------
Environmental Services                                       0.27%
IESI 10.25% 6/15/12                                                           510,000               595,425
#IMCO Recycling 144A 9.00% 11/15/14                                           230,000               238,625
                                                                                         ------------------
                                                                                                    834,050
                                                                                         ------------------
Food, Beverage & Tobacco                                     0.43%
#Commonwealth Brands 144A 10.625% 9/1/08                                      395,000               412,775
Cott Beverages 8.00% 12/15/11                                                 430,000               469,775
Gold Kist 10.25% 3/15/14                                                       23,000                26,795
#Le-Natures 144A 10.00% 6/15/13                                               360,000               399,600
                                                                                         ------------------
                                                                                                  1,308,945
                                                                                         ------------------
Healthcare & Pharmaceuticals                                 0.78%
Ameripath 10.50% 4/1/13                                                       190,000               196,650
HCA 5.50% 12/1/09                                                             180,000               179,329
#Mariner Health Care 144A 8.25% 12/15/13                                      590,000               709,151
Province Healthcare 7.50% 6/1/13                                              550,000               621,500
Universal Hospital Services 10.125% 11/1/11                                   325,000               344,500
#US Oncology 144A 10.75% 8/15/14                                              300,000               344,250
                                                                                         ------------------
                                                                                                  2,395,380
                                                                                         ------------------
Industrial Machinery                                         0.18%
Aearo 8.25% 4/15/12                                                           150,000               155,250
Interline Brands 11.50% 5/15/11                                               195,000               218,400
*Mueller Holdings 0.00% 4/15/14                                               260,000               176,800
                                                                                         ------------------
                                                                                                    550,450
                                                                                         ------------------


                                                                       LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
Lyondell Chemical 9.875% 5/1/07                                                     -                     -
Nalco 7.75% 11/15/11                                                                -                     -
Witco 6.875% 2/1/26                                                                 -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Computers & Technology
Stratus Technologies 10.375% 12/1/08                                                -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Consumer Services
Adesa 7.625% 6/15/12                                                                -                     -
Corrections Corporation of America 9.875% 5/1/09                                    -                     -
Service Corp International 6.75% 4/1/16                                             -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Energy
#Dynegy Holdings 144A 10.125% 7/15/13                                               -                     -
El Paso Natural Gas 7.625% 8/1/10                                                   -                     -
El Paso Production Holding 7.75% 6/1/13                                             -                     -
#Hilcorp Energy 144A 10.50% 9/1/10                                                  -                     -
#Hornbeck Offshore 144A 6.125% 12/1/14                                              -                     -
Plains Exploration & Production 7.125% 6/15/14                                      -                     -
#Pride International 144A 7.375% 7/15/14                                            -                     -
Tennessee Gas Pipeline 8.375% 6/15/32                                               -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Environmental Services
IESI 10.25% 6/15/12                                                                 -                     -
#IMCO Recycling 144A 9.00% 11/15/14                                                 -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Food, Beverage & Tobacco
#Commonwealth Brands 144A 10.625% 9/1/08                                            -                     -
Cott Beverages 8.00% 12/15/11                                                       -                     -
Gold Kist 10.25% 3/15/14                                                            -                     -
#Le-Natures 144A 10.00% 6/15/13                                                     -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Healthcare & Pharmaceuticals
Ameripath 10.50% 4/1/13                                                             -                     -
HCA 5.50% 12/1/09                                                                   -                     -
#Mariner Health Care 144A 8.25% 12/15/13                                            -                     -
Province Healthcare 7.50% 6/1/13                                                    -                     -
Universal Hospital Services 10.125% 11/1/11                                         -                     -
#US Oncology 144A 10.75% 8/15/14                                                    -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Industrial Machinery
Aearo 8.25% 4/15/12                                                                 -                     -
Interline Brands 11.50% 5/15/11                                                     -                     -
*Mueller Holdings 0.00% 4/15/14                                                     -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------


                                                                          DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
Lyondell Chemical 9.875% 5/1/07                                               184,000               194,580
Nalco 7.75% 11/15/11                                                          320,000               346,400
Witco 6.875% 2/1/26                                                           155,000               140,275
                                                                                         ------------------
                                                                                                    944,655
                                                                                         ------------------
Computers & Technology
Stratus Technologies 10.375% 12/1/08                                          410,000               369,000
                                                                                         ------------------
                                                                                                    369,000
                                                                                         ------------------
Consumer Services
Adesa 7.625% 6/15/12                                                          425,000               448,375
Corrections Corporation of America 9.875% 5/1/09                               60,000                67,800
Service Corp International 6.75% 4/1/16                                       330,000               348,150
                                                                                         ------------------
                                                                                                    864,325
                                                                                         ------------------
Energy
#Dynegy Holdings 144A 10.125% 7/15/13                                         518,000               607,354
El Paso Natural Gas 7.625% 8/1/10                                             100,000               109,000
El Paso Production Holding 7.75% 6/1/13                                       505,000               528,987
#Hilcorp Energy 144A 10.50% 9/1/10                                            235,000               267,900
#Hornbeck Offshore 144A 6.125% 12/1/14                                        465,000               461,512
Plains Exploration & Production 7.125% 6/15/14                                335,000               370,175
#Pride International 144A 7.375% 7/15/14                                      345,000               383,813
Tennessee Gas Pipeline 8.375% 6/15/32                                         185,000               204,194
                                                                                         ------------------
                                                                                                  2,932,935
                                                                                         ------------------
Environmental Services
IESI 10.25% 6/15/12                                                           510,000               595,425
#IMCO Recycling 144A 9.00% 11/15/14                                           230,000               238,625
                                                                                         ------------------
                                                                                                    834,050
                                                                                         ------------------
Food, Beverage & Tobacco
#Commonwealth Brands 144A 10.625% 9/1/08                                      395,000               412,775
Cott Beverages 8.00% 12/15/11                                                 430,000               469,775
Gold Kist 10.25% 3/15/14                                                       23,000                26,795
#Le-Natures 144A 10.00% 6/15/13                                               360,000               399,600
                                                                                         ------------------
                                                                                                  1,308,945
                                                                                         ------------------
Healthcare & Pharmaceuticals
Ameripath 10.50% 4/1/13                                                       190,000               196,650
HCA 5.50% 12/1/09                                                             180,000               179,329
#Mariner Health Care 144A 8.25% 12/15/13                                      590,000               709,151
Province Healthcare 7.50% 6/1/13                                              550,000               621,500
Universal Hospital Services 10.125% 11/1/11                                   325,000               344,500
#US Oncology 144A 10.75% 8/15/14                                              300,000               344,250
                                                                                         ------------------
                                                                                                  2,395,380
                                                                                         ------------------
Industrial Machinery
Aearo 8.25% 4/15/12                                                           150,000               155,250
Interline Brands 11.50% 5/15/11                                               195,000               218,400
*Mueller Holdings 0.00% 4/15/14                                               260,000               176,800
                                                                                         ------------------
                                                                                                    550,450
                                                                                         ------------------

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
Leisure, Lodging & Entertainment                             2.32%
Ameristar Casinos 10.75% 2/15/09                                              680,000               758,200
Boyd Gaming 9.25% 8/1/09                                                      770,000               832,562
Caesars Entertainment 9.375% 2/15/07                                          430,000               474,075
Gaylord Entertainment 8.00% 11/15/13                                          250,000               271,250
#Gaylord Entertainment 144A 6.75% 11/15/14                                    290,000               291,450
Mandalay Resort Group 10.25% 8/1/07                                           650,000               739,375
MGM MIRAGE 9.75% 6/1/07                                                       650,000               723,938
Penn National Gaming
   8.875% 3/15/10                                                             215,000               237,038
   11.125% 3/1/08                                                             880,000               944,899
Venetian Casino Resort 11.00% 6/15/10                                         675,000               772,875
Wheeling Island Gaming 10.125% 12/15/09                                       375,000               404,063
#Wynn Las Vegas 144A 6.625% 12/1/14                                           690,000               681,375
                                                                                         ------------------
                                                                                                  7,131,100
                                                                                         ------------------
Packaging & Containers                                       0.55%
AEP Industries 9.875% 11/15/07                                                495,000               503,662
#Owens-Brockway 144A 6.75% 12/1/14                                            235,000               236,763
#Port Townsend Paper 144A 11.00% 4/15/11                                      440,000               468,600
Portola Packaging 8.25% 2/1/12                                                265,000               202,063
Radnor Holdings 11.00% 3/15/10                                                165,000               136,125
+#Radnor Holdings 144A 8.82% 4/15/09                                          130,000               131,950
                                                                                         ------------------
                                                                                                  1,679,163
                                                                                         ------------------
Paper & Forest Products                                      0.49%
#Boise Cascade 144A 7.125% 10/15/14                                           215,000               225,750
Fort James 7.75% 11/15/23                                                     805,000               933,800
Potlatch 12.50% 12/1/09                                                       282,000               348,483
                                                                                         ------------------
                                                                                                  1,508,033
                                                                                         ------------------
Real Estate                                                  0.20%
BF Saul REIT 7.50% 3/1/14                                                     415,000               427,450
Tanger Properties 9.125% 2/15/08                                              163,000               183,375
                                                                                         ------------------
                                                                                                    610,825
                                                                                         ------------------
Retail                                                       0.44%
O'Charleys 9.00% 11/1/13                                                      325,000               342,063
Office Depot 10.00% 7/15/08                                                   182,000               218,400
Perkins Family Restaurants 10.125% 12/15/07                                   170,000               174,675
Petco Animal Supplies 10.75% 11/1/11                                          350,000               411,250
VICORP Restaurant 10.50% 4/15/11                                              195,000               195,000
                                                                                         ------------------
                                                                                                  1,341,388
                                                                                         ------------------
Telecommunications                                           1.32%
Alaska Communications Systems Holdings 9.875% 8/15/11                         395,000               416,725
Centennial Cellular Operating 10.125% 6/15/13                                 350,000               383,250
Cincinnati Bell 8.375% 1/15/14                                                540,000               541,350
Citizens Communications 8.50% 5/15/06                                          90,000                96,863
MCI


                                                                       LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
Leisure, Lodging & Entertainment
Ameristar Casinos 10.75% 2/15/09                                                    -                     -
Boyd Gaming 9.25% 8/1/09                                                            -                     -
Caesars Entertainment 9.375% 2/15/07                                                -                     -
Gaylord Entertainment 8.00% 11/15/13                                                -                     -
#Gaylord Entertainment 144A 6.75% 11/15/14                                          -                     -
Mandalay Resort Group 10.25% 8/1/07                                                 -                     -
MGM MIRAGE 9.75% 6/1/07                                                             -                     -
Penn National Gaming
   8.875% 3/15/10                                                                   -                     -
   11.125% 3/1/08                                                                   -                     -
Venetian Casino Resort 11.00% 6/15/10                                               -                     -
Wheeling Island Gaming 10.125% 12/15/09                                             -                     -
#Wynn Las Vegas 144A 6.625% 12/1/14                                                 -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Packaging & Containers
AEP Industries 9.875% 11/15/07                                                      -                     -
#Owens-Brockway 144A 6.75% 12/1/14                                                  -                     -
#Port Townsend Paper 144A 11.00% 4/15/11                                            -                     -
Portola Packaging 8.25% 2/1/12                                                      -                     -
Radnor Holdings 11.00% 3/15/10                                                      -                     -
+#Radnor Holdings 144A 8.82% 4/15/09                                                -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Paper & Forest Products
#Boise Cascade 144A 7.125% 10/15/14                                                 -                     -
Fort James 7.75% 11/15/23                                                           -                     -
Potlatch 12.50% 12/1/09                                                             -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Real Estate
BF Saul REIT 7.50% 3/1/14                                                           -                     -
Tanger Properties 9.125% 2/15/08                                                    -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Retail
O'Charleys 9.00% 11/1/13                                                            -                     -
Office Depot 10.00% 7/15/08                                                         -                     -
Perkins Family Restaurants 10.125% 12/15/07                                         -                     -
Petco Animal Supplies 10.75% 11/1/11                                                -                     -
VICORP Restaurant 10.50% 4/15/11                                                    -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Telecommunications
Alaska Communications Systems Holdings 9.875% 8/15/11                               -                     -
Centennial Cellular Operating 10.125% 6/15/13                                       -                     -
Cincinnati Bell 8.375% 1/15/14                                                      -                     -
Citizens Communications 8.50% 5/15/06                                               -                     -
MCI


                                                                          DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
Leisure, Lodging & Entertainment
Ameristar Casinos 10.75% 2/15/09                                              680,000               758,200
Boyd Gaming 9.25% 8/1/09                                                      770,000               832,562
Caesars Entertainment 9.375% 2/15/07                                          430,000               474,075
Gaylord Entertainment 8.00% 11/15/13                                          250,000               271,250
#Gaylord Entertainment 144A 6.75% 11/15/14                                    290,000               291,450
Mandalay Resort Group 10.25% 8/1/07                                           650,000               739,375
MGM MIRAGE 9.75% 6/1/07                                                       650,000               723,938
Penn National Gaming
   8.875% 3/15/10                                                             215,000               237,038
   11.125% 3/1/08                                                             880,000               944,899
Venetian Casino Resort 11.00% 6/15/10                                         675,000               772,875
Wheeling Island Gaming 10.125% 12/15/09                                       375,000               404,063
#Wynn Las Vegas 144A 6.625% 12/1/14                                           690,000               681,375
                                                                                         ------------------
                                                                                                  7,131,100
                                                                                         ------------------
Packaging & Containers
AEP Industries 9.875% 11/15/07                                                495,000               503,662
#Owens-Brockway 144A 6.75% 12/1/14                                            235,000               236,763
#Port Townsend Paper 144A 11.00% 4/15/11                                      440,000               468,600
Portola Packaging 8.25% 2/1/12                                                265,000               202,063
Radnor Holdings 11.00% 3/15/10                                                165,000               136,125
+#Radnor Holdings 144A 8.82% 4/15/09                                          130,000               131,950
                                                                                         ------------------
                                                                                                  1,679,163
                                                                                         ------------------
Paper & Forest Products
#Boise Cascade 144A 7.125% 10/15/14                                           215,000               225,750
Fort James 7.75% 11/15/23                                                     805,000               933,800
Potlatch 12.50% 12/1/09                                                       282,000               348,483
                                                                                         ------------------
                                                                                                  1,508,033
                                                                                         ------------------
Real Estate
BF Saul REIT 7.50% 3/1/14                                                     415,000               427,450
Tanger Properties 9.125% 2/15/08                                              163,000               183,375
                                                                                         ------------------
                                                                                                    610,825
                                                                                         ------------------
Retail
O'Charleys 9.00% 11/1/13                                                      325,000               342,063
Office Depot 10.00% 7/15/08                                                   182,000               218,400
Perkins Family Restaurants 10.125% 12/15/07                                   170,000               174,675
Petco Animal Supplies 10.75% 11/1/11                                          350,000               411,250
VICORP Restaurant 10.50% 4/15/11                                              195,000               195,000
                                                                                         ------------------
                                                                                                  1,341,388
                                                                                         ------------------
Telecommunications
Alaska Communications Systems Holdings 9.875% 8/15/11                         395,000               416,725
Centennial Cellular Operating 10.125% 6/15/13                                 350,000               383,250
Cincinnati Bell 8.375% 1/15/14                                                540,000               541,350
Citizens Communications 8.50% 5/15/06                                          90,000                96,863
MCI

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
   5.908% 5/1/07                                                              150,000               152,250
   6.688% 5/1/09                                                              365,000               368,650
Nextel Communications 5.95% 3/15/14                                           750,000               766,874
#Qwest 144A 7.875% 9/1/11                                                     615,000               659,587
#Qwest Services 144A 14.00% 12/15/10                                          300,000               357,000
#UbiquiTel Operating 144A 9.875% 3/1/11                                       150,000               165,375
+#US LEC 144A 10.67% 10/1/09                                                  150,000               149,250
                                                                                         ------------------
                                                                                                  4,057,174
                                                                                         ------------------
Textiles, Apparel & Furniture                                0.17%
Warnaco 8.875% 6/15/13                                                        480,000               531,600
                                                                                         ------------------
                                                                                                    531,600
                                                                                         ------------------
Transportation & Shipping                                    0.30%
Delta Air Lines 7.299% 9/18/06                                                 30,000                23,748
#Horizon Lines 144A 9.00% 11/1/12                                             260,000               285,350
Kansas City Southern Railway 9.50% 10/1/08                                    380,000               432,250
Seabulk International 9.50% 8/15/13                                           164,000               177,120
                                                                                         ------------------
                                                                                                    918,468
                                                                                         ------------------
Utilities                                                    0.91%
Avista 9.75% 6/1/08                                                           273,000               318,528
#Calpine 144A
   +7.82% 7/15/07                                                             439,438               392,198
   9.625% 9/30/14                                                             175,000               174,781
Elwood Energy 8.159% 7/5/26                                                   268,081               291,538
Midwest Generation
   8.30% 7/2/09                                                               165,000               178,613
   8.75% 5/1/34                                                               300,000               341,625
#NRG Energy 144A 8.00% 12/15/13                                               650,000               721,500
PSE&G Energy Holdings 7.75% 4/16/07                                           154,000               165,550
Reliant Energy 9.50% 7/15/13                                                  185,000               213,213
                                                                                         ------------------
                                                                                                  2,797,546
                                                                                         ------------------
TOTAL CORPORATE BONDS                                                                            38,941,909
                                                                                         ------------------

FOREIGN BONDS                                                3.42%
Bahamas                                                      0.12%
#Ultrapetrol 144A 9.00% 11/24/14                                              375,000               376,875
                                                                                         ------------------
                                                                                                    376,875
                                                                                         ------------------
Bermuda                                                      0.09%
Intelsat 6.50% 11/1/13                                                        315,000               268,969
                                                                                         ------------------
                                                                                                    268,969
                                                                                         ------------------
Canada                                                       1.01%
Abitibi-Consolidated 6.95% 12/15/06                                           445,000               462,244
Ispat Inland 9.75% 4/1/14                                                     315,000               381,938
#Jean Coutu Group 144A 8.50% 8/1/14                                           500,000               510,000
Rogers Cablesystems
   10.00% 3/15/05                                                           1,065,000             1,086,299


                                                                      LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
   5.908% 5/1/07                                                                    -                     -
   6.688% 5/1/09                                                                    -                     -
Nextel Communications 5.95% 3/15/14                                                 -                     -
#Qwest 144A 7.875% 9/1/11                                                           -                     -
#Qwest Services 144A 14.00% 12/15/10                                                -                     -
#UbiquiTel Operating 144A 9.875% 3/1/11                                             -                     -
+#US LEC 144A 10.67% 10/1/09                                                        -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Textiles, Apparel & Furniture
Warnaco 8.875% 6/15/13                                                              -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Transportation & Shipping
Delta Air Lines 7.299% 9/18/06                                                      -                     -
#Horizon Lines 144A 9.00% 11/1/12                                                   -                     -
Kansas City Southern Railway 9.50% 10/1/08                                          -                     -
Seabulk International 9.50% 8/15/13                                                 -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Utilities
Avista 9.75% 6/1/08                                                                 -                     -
#Calpine 144A
   +7.82% 7/15/07                                                                   -                     -
   9.625% 9/30/14                                                                   -                     -
Elwood Energy 8.159% 7/5/26                                                         -                     -
Midwest Generation
   8.30% 7/2/09                                                                     -                     -
   8.75% 5/1/34                                                                     -                     -
#NRG Energy 144A 8.00% 12/15/13                                                     -                     -
PSE&G Energy Holdings 7.75% 4/16/07                                                 -                     -
Reliant Energy 9.50% 7/15/13                                                        -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
TOTAL CORPORATE BONDS                                                                                     -
                                                                                         ------------------

FOREIGN BONDS
Bahamas
#Ultrapetrol 144A 9.00% 11/24/14                                                    -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Bermuda
Intelsat 6.50% 11/1/13                                                              -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Canada
Abitibi-Consolidated 6.95% 12/15/06                                                 -                     -
Ispat Inland 9.75% 4/1/14                                                           -                     -
#Jean Coutu Group 144A 8.50% 8/1/14                                                 -                     -
Rogers Cablesystems
   10.00% 3/15/05                                                                   -                     -


                                                                          DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
   5.908% 5/1/07                                                              150,000               152,250
   6.688% 5/1/09                                                              365,000               368,650
Nextel Communications 5.95% 3/15/14                                           750,000               766,874
#Qwest 144A 7.875% 9/1/11                                                     615,000               659,587
#Qwest Services 144A 14.00% 12/15/10                                          300,000               357,000
#UbiquiTel Operating 144A 9.875% 3/1/11                                       150,000               165,375
+#US LEC 144A 10.67% 10/1/09                                                  150,000               149,250
                                                                                         ------------------
                                                                                                  4,057,174
                                                                                         ------------------
Textiles, Apparel & Furniture
Warnaco 8.875% 6/15/13                                                        480,000               531,600
                                                                                         ------------------
                                                                                                    531,600
                                                                                         ------------------
Transportation & Shipping
Delta Air Lines 7.299% 9/18/06                                                 30,000                23,748
#Horizon Lines 144A 9.00% 11/1/12                                             260,000               285,350
Kansas City Southern Railway 9.50% 10/1/08                                    380,000               432,250
Seabulk International 9.50% 8/15/13                                           164,000               177,120
                                                                                         ------------------
                                                                                                    918,468
                                                                                         ------------------
Utilities
Avista 9.75% 6/1/08                                                           273,000               318,528
#Calpine 144A
   +7.82% 7/15/07                                                             439,438               392,198
   9.625% 9/30/14                                                             175,000               174,781
Elwood Energy 8.159% 7/5/26                                                   268,081               291,538
Midwest Generation
   8.30% 7/2/09                                                               165,000               178,613
   8.75% 5/1/34                                                               300,000               341,625
#NRG Energy 144A 8.00% 12/15/13                                               650,000               721,500
PSE&G Energy Holdings 7.75% 4/16/07                                           154,000               165,550
Reliant Energy 9.50% 7/15/13                                                  185,000               213,213
                                                                                         ------------------
                                                                                                  2,797,546
                                                                                         ------------------
TOTAL CORPORATE BONDS                                                                            38,941,909
                                                                                         ------------------

FOREIGN BONDS
Bahamas
#Ultrapetrol 144A 9.00% 11/24/14                                              375,000               376,875
                                                                                         ------------------
                                                                                                    376,875
                                                                                         ------------------
Bermuda
Intelsat 6.50% 11/1/13                                                        315,000               268,969
                                                                                         ------------------
                                                                                                    268,969
                                                                                         ------------------
Canada
Abitibi-Consolidated 6.95% 12/15/06                                           445,000               462,244
Ispat Inland 9.75% 4/1/14                                                     315,000               381,938
#Jean Coutu Group 144A 8.50% 8/1/14                                           500,000               510,000
Rogers Cablesystems
   10.00% 3/15/05                                                           1,065,000             1,086,299

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
   11.00% 12/1/15                                                             300,000               336,000
+#Secunda International 144A 9.76% 9/1/12                                     315,000               311,850
                                                                                         ------------------
                                                                                                  3,088,331
                                                                                         ------------------
Cayman Islands                                               0.37%
#Apex Silver Mines 144A 2.875% 3/15/24                                      1,000,000               908,750
Bluewater Finance 10.25% 2/15/12                                              198,000               215,820
                                                                                         ------------------
                                                                                                  1,124,570
                                                                                         ------------------
France                                                       0.13%
Rhodia 8.875% 6/1/11                                                          420,000               413,700
                                                                                         ------------------
                                                                                                    413,700
                                                                                         ------------------
Ireland                                                      0.39%
Smurfit Capital Funding
   6.75% 11/20/05                                                             815,000               837,413
   7.50% 11/20/25                                                             350,000               350,000
                                                                                         ------------------
                                                                                                  1,187,413
                                                                                         ------------------
Liberia                                                      0.18%
Royal Caribbean Cruises 7.25% 3/15/18                                         500,000               543,750
                                                                                         ------------------
                                                                                                    543,750
                                                                                         ------------------
Luxembourg                                                   0.06%
#BCP Caylux Holdings 144A 9.625% 6/15/14                                      150,000               169,125
                                                                                         ------------------
                                                                                                    169,125
                                                                                         ------------------
Marshall Island                                              0.10%
OMI 7.625% 12/1/13                                                            285,000               308,156
                                                                                         ------------------
                                                                                                    308,156
                                                                                         ------------------
Netherlands                                                  0.35%
Schlumberger 2.125% 6/1/23                                                    200,000               215,500
                                                                                         ------------------
                                                                                                    215,500
                                                                                         ------------------
Norway                                                       0.20%
Petroleum Geo-Services
   8.00% 11/5/06                                                              105,000               107,100
   10.00% 11/5/10                                                             455,000               520,975
                                                                                         ------------------
                                                                                                    628,075
                                                                                         ------------------
Singapore                                                    0.15%
#Flextronics International 144A 6.25% 11/15/14                                195,000               191,588
#STATS ChipPAC 6.75% 11/15/11                                                 260,000               256,750
                                                                                         ------------------
                                                                                                    448,338
                                                                                         ------------------
Sweden                                                       0.15%
Stena 9.625% 12/1/12                                                          325,000               368,875
#Stena 144A 7.00% 12/1/16                                                      90,000                88,650
                                                                                         ------------------
                                                                                                    457,525
                                                                                         ------------------
Virgin Islands                                               0.14%
Chippac International 12.75% 8/1/09                                           390,000               416,988
                                                                                         ------------------
                                                                                                    416,988
                                                                                         ------------------
TOTAL FOREIGN BONDS                                                                               9,647,315
                                                                                         ------------------


                                                                       LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
   11.00% 12/1/15                                                                   -                     -
+#Secunda International 144A 9.76% 9/1/12                                           -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Cayman Islands
#Apex Silver Mines 144A 2.875% 3/15/24                                              -                     -
Bluewater Finance 10.25% 2/15/12                                                    -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
France
Rhodia 8.875% 6/1/11                                                                -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Ireland
Smurfit Capital Funding
   6.75% 11/20/05                                                                   -                     -
   7.50% 11/20/25                                                                   -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Liberia
Royal Caribbean Cruises 7.25% 3/15/18                                               -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Luxembourg
#BCP Caylux Holdings 144A 9.625% 6/15/14                                            -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Marshall Island
OMI 7.625% 12/1/13                                                                  -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Netherlands
Schlumberger 2.125% 6/1/23                                                    800,000               862,000
                                                                                         ------------------
                                                                                                    862,000
                                                                                         ------------------
Norway
Petroleum Geo-Services
   8.00% 11/5/06                                                                    -                     -
   10.00% 11/5/10                                                                   -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Singapore
#Flextronics International 144A 6.25% 11/15/14                                      -                     -
#STATS ChipPAC 6.75% 11/15/11                                                       -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Sweden
Stena 9.625% 12/1/12                                                                -                     -
#Stena 144A 7.00% 12/1/16                                                           -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Virgin Islands
Chippac International 12.75% 8/1/09                                                 -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
TOTAL FOREIGN BONDS                                                                                 862,000
                                                                                         ------------------


                                                                          DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
   11.00% 12/1/15                                                             300,000               336,000
+#Secunda International 144A 9.76% 9/1/12                                     315,000               311,850
                                                                                         ------------------
                                                                                                  3,088,331
                                                                                         ------------------
Cayman Islands
#Apex Silver Mines 144A 2.875% 3/15/24                                      1,000,000               908,750
Bluewater Finance 10.25% 2/15/12                                              198,000               215,820
                                                                                         ------------------
                                                                                                  1,124,570
                                                                                         ------------------
France
Rhodia 8.875% 6/1/11                                                          420,000               413,700
                                                                                         ------------------
                                                                                                    413,700
                                                                                         ------------------
Ireland
Smurfit Capital Funding
   6.75% 11/20/05                                                             815,000               837,413
   7.50% 11/20/25                                                             350,000               350,000
                                                                                         ------------------
                                                                                                  1,187,413
                                                                                         ------------------
Liberia
Royal Caribbean Cruises 7.25% 3/15/18                                         500,000               543,750
                                                                                         ------------------
                                                                                                    543,750
                                                                                         ------------------
Luxembourg
#BCP Caylux Holdings 144A 9.625% 6/15/14                                      150,000               169,125
                                                                                         ------------------
                                                                                                    169,125
                                                                                         ------------------
Marshall Island
OMI 7.625% 12/1/13                                                            285,000               308,156
                                                                                         ------------------
                                                                                                    308,156
                                                                                         ------------------
Netherlands
Schlumberger 2.125% 6/1/23                                                  1,000,000             1,077,500
                                                                                         ------------------
                                                                                                  1,077,500
                                                                                         ------------------
Norway
Petroleum Geo-Services
   8.00% 11/5/06                                                              105,000               107,100
   10.00% 11/5/10                                                             455,000               520,975
                                                                                         ------------------
                                                                                                    628,075
                                                                                         ------------------
Singapore
#Flextronics International 144A 6.25% 11/15/14                                195,000               191,588
#STATS ChipPAC 6.75% 11/15/11                                                 260,000               256,750
                                                                                         ------------------
                                                                                                    448,338
                                                                                         ------------------
Sweden
Stena 9.625% 12/1/12                                                          325,000               368,875
#Stena 144A 7.00% 12/1/16                                                      90,000                88,650
                                                                                         ------------------
                                                                                                    457,525
                                                                                         ------------------
Virgin Islands
Chippac International 12.75% 8/1/09                                           390,000               416,988
                                                                                         ------------------
                                                                                                    416,988
                                                                                         ------------------
TOTAL FOREIGN BONDS                                                                              10,509,315
                                                                                         ------------------

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
CONVERTIBLE BONDS                                           17.84%
Automobiles & Automotive Parts                               0.33%
Sonic Automotive 5.25% 5/7/09                                                       -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Banking, Finance & Insurance                                 0.99%
PMI Group 2.50% 7/15/21                                                     1,000,000             1,106,250
                                                                                         ------------------
                                                                                                  1,106,250
                                                                                         ------------------
Cable, Media & Publishing                                    2.17%
EchoStar Communications 5.75% 5/15/08                                               -                     -
#EchoStar Communications 144A 5.75% 5/15/08                                         -                     -
Liberty Media (Convertible to Motorola) 3.50% 1/15/31                               -                     -
Liberty Media (Convertible to Viacom) 3.25% 3/15/31                                 -                     -
Mediacom Communications 5.25% 7/1/06                                        1,000,000               982,500
Quebecor World USA 6.00% 10/1/07                                              300,000               309,000
                                                                                         ------------------
                                                                                                  1,291,500
                                                                                         ------------------
Computers & Technology                                       1.98%
#EMC 144A 4.50% 4/1/07                                                              -                     -
Fairchild Semiconductor International 5.00% 11/1/08                           850,000               859,563
^#ON Semiconductor 144A 0.421% 4/15/24                                      1,500,000             1,053,750
                                                                                         ------------------
                                                                                                  1,913,313
                                                                                         ------------------
Consumer Services                                            0.72%
Fluor 1.50% 2/15/24                                                           500,000               554,375
                                                                                         ------------------
                                                                                                    554,375
                                                                                         ------------------
Diversified Manufacturing                                    0.55%
#Tyco International Group 144A 2.75% 1/15/18                                        -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Electronics & Electrical Equipment                           0.34%
#Solectron 144A 0.50% 2/15/34                                                 275,000               258,500
                                                                                         ------------------
                                                                                                    258,500
                                                                                         ------------------
Energy                                                       1.34%
Halliburton 3.125% 7/15/23                                                    850,000             1,085,875
Pride International 3.25% 5/1/33                                                    -                     -
                                                                                         ------------------
                                                                                                  1,085,875
                                                                                         ------------------
Food, Beverage & Tobacco                                     1.25%
^Brinker International 2.273% 10/10/21                                              -                     -
#Bunge Limited 144A 3.75% 11/15/22                                                  -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Healthcare & Pharmaceuticals                                 3.95%
#AmerisourceBergen 144A 5.00% 12/1/07                                               -                     -
#Cephalon 144A 2.50% 12/15/06                                                       -                     -
#CV Therapeutics 144A 4.75% 3/7/07                                                  -                     -
Fisher Scientific 3.25% 3/1/24                                                      -                     -
^Laboratory Corporation of America 1.591% 9/11/21                                   -                     -
^#Laboratory Corporation of America 144A 2.00% 9/11/21                              -                     -
Province Healthcare 4.25% 10/10/08                                                  -                     -


                                                                       LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
CONVERTIBLE BONDS
Automobiles & Automotive Parts
Sonic Automotive 5.25% 5/7/09                                               1,000,000               998,750
                                                                                         ------------------
                                                                                                    998,750
                                                                                         ------------------
Banking, Finance & Insurance
PMI Group 2.50% 7/15/21                                                     1,750,000             1,935,938
                                                                                         ------------------
                                                                                                  1,935,938
                                                                                         ------------------
Cable, Media & Publishing
EchoStar Communications 5.75% 5/15/08                                         500,000               513,750
#EchoStar Communications 144A 5.75% 5/15/08                                   500,000               513,750
Liberty Media (Convertible to Motorola) 3.50% 1/15/31                       1,000,000               956,250
Liberty Media (Convertible to Viacom) 3.25% 3/15/31                         1,000,000               930,000
Mediacom Communications 5.25% 7/1/06                                        2,500,000             2,456,249
Quebecor World USA 6.00% 10/1/07                                                    -                     -
                                                                                         ------------------
                                                                                                  5,369,999
                                                                                         ------------------
Computers & Technology
#EMC 144A 4.50% 4/1/07                                                      1,000,000             1,102,500
Fairchild Semiconductor International 5.00% 11/1/08                         1,650,000             1,668,563
^#ON Semiconductor 144A 0.421% 4/15/24                                      2,000,000             1,405,000
                                                                                         ------------------
                                                                                                  4,176,063
                                                                                         ------------------
Consumer Services
Fluor 1.50% 2/15/24                                                         1,500,000             1,663,125
                                                                                         ------------------
                                                                                                  1,663,125
                                                                                         ------------------
Diversified Manufacturing
#Tyco International Group 144A 2.75% 1/15/18                                1,100,000             1,685,750
                                                                                         ------------------
                                                                                                  1,685,750
                                                                                         ------------------
Electronics & Electrical Equipment
#Solectron 144A 0.50% 2/15/34                                                 825,000               775,500
                                                                                         ------------------
                                                                                                    775,500
                                                                                         ------------------
Energy
Halliburton 3.125% 7/15/23                                                  1,400,000             1,788,500
Pride International 3.25% 5/1/33                                            1,140,000             1,225,500
                                                                                         ------------------
                                                                                                  3,014,000
                                                                                         ------------------
Food, Beverage & Tobacco
^Brinker International 2.273% 10/10/21                                      2,000,000             1,317,500
#Bunge Limited 144A 3.75% 11/15/22                                          1,500,000             2,516,250
                                                                                         ------------------
                                                                                                  3,833,750
                                                                                         ------------------
Healthcare & Pharmaceuticals
#AmerisourceBergen 144A 5.00% 12/1/07                                         900,000             1,023,750
#Cephalon 144A 2.50% 12/15/06                                               1,000,000               986,250
#CV Therapeutics 144A 4.75% 3/7/07                                          2,000,000             2,069,999
Fisher Scientific 3.25% 3/1/24                                              1,500,000             1,612,500
^Laboratory Corporation of America 1.591% 9/11/21                           1,000,000               770,000
^#Laboratory Corporation of America 144A 2.00% 9/11/21                      1,550,000             1,193,500
Province Healthcare 4.25% 10/10/08                                          1,400,000             1,421,000


                                                                          DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
CONVERTIBLE BONDS
Automobiles & Automotive Parts
Sonic Automotive 5.25% 5/7/09                                               1,000,000               998,750
                                                                                         ------------------
                                                                                                    998,750
                                                                                         ------------------
Banking, Finance & Insurance
PMI Group 2.50% 7/15/21                                                     2,750,000             3,042,188
                                                                                         ------------------
                                                                                                  3,042,188
                                                                                         ------------------
Cable, Media & Publishing
EchoStar Communications 5.75% 5/15/08                                         500,000               513,750
#EchoStar Communications 144A 5.75% 5/15/08                                   500,000               513,750
Liberty Media (Convertible to Motorola) 3.50% 1/15/31                       1,000,000               956,250
Liberty Media (Convertible to Viacom) 3.25% 3/15/31                         1,000,000               930,000
Mediacom Communications 5.25% 7/1/06                                        3,500,000             3,438,749
Quebecor World USA 6.00% 10/1/07                                              300,000               309,000
                                                                                         ------------------
                                                                                                  6,661,499
                                                                                         ------------------
Computers & Technology
#EMC 144A 4.50% 4/1/07                                                      1,000,000             1,102,500
Fairchild Semiconductor International 5.00% 11/1/08                         2,500,000             2,528,126
^#ON Semiconductor 144A 0.421% 4/15/24                                      3,500,000             2,458,750
                                                                                         ------------------
                                                                                                  6,089,376
                                                                                         ------------------
Consumer Services
Fluor 1.50% 2/15/24                                                         2,000,000             2,217,500
                                                                                         ------------------
                                                                                                  2,217,500
                                                                                         ------------------
Diversified Manufacturing
#Tyco International Group 144A 2.75% 1/15/18                                1,100,000             1,685,750
                                                                                         ------------------
                                                                                                  1,685,750
                                                                                         ------------------
Electronics & Electrical Equipment
#Solectron 144A 0.50% 2/15/34                                               1,100,000             1,034,000
                                                                                         ------------------
                                                                                                  1,034,000
                                                                                         ------------------
Energy
Halliburton 3.125% 7/15/23                                                  2,250,000             2,874,375
Pride International 3.25% 5/1/33                                            1,140,000             1,225,500
                                                                                         ------------------
                                                                                                  4,099,875
                                                                                         ------------------
Food, Beverage & Tobacco
^Brinker International 2.273% 10/10/21                                      2,000,000             1,317,500
#Bunge Limited 144A 3.75% 11/15/22                                          1,500,000             2,516,250
                                                                                         ------------------
                                                                                                  3,833,750
                                                                                         ------------------
Healthcare & Pharmaceuticals
#AmerisourceBergen 144A 5.00% 12/1/07                                         900,000             1,023,750
#Cephalon 144A 2.50% 12/15/06                                               1,000,000               986,250
#CV Therapeutics 144A 4.75% 3/7/07                                          2,000,000             2,069,999
Fisher Scientific 3.25% 3/1/24                                              1,500,000             1,612,500
^Laboratory Corporation of America 1.591% 9/11/21                           1,000,000               770,000
^#Laboratory Corporation of America 144A 2.00% 9/11/21                      1,550,000             1,193,500
Province Healthcare 4.25% 10/10/08                                          1,400,000             1,421,000

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
+Wyeth 1.36% 1/15/24                                                        1,250,000             1,263,825
                                                                                         ------------------
                                                                                                  1,263,825
                                                                                         ------------------
Industrial Machinery                                         0.16%
#Human Genome 144A 2.25% 10/15/11                                             500,000               498,750
                                                                                         ------------------
                                                                                                    498,750
                                                                                         ------------------
Leisure, Lodging & Entertainment                             0.73%
#Regal Entertainment Group 144A 3.75% 5/15/08                                 350,000               481,688
                                                                                         ------------------
                                                                                                    481,688
                                                                                         ------------------
Real Estate                                                  0.04%
Meristar Hospitality 9.50% 4/1/10                                             100,000               121,125
                                                                                         ------------------
                                                                                                    121,125
                                                                                         ------------------
Retail                                                       1.66%
+Lowes Companies 0.861% 10/19/21                                                    -                     -
#Saks 144A 2.00% 3/15/24                                                      925,000               883,375
^TJX 1.75% 2/13/21                                                                  -                     -
                                                                                         ------------------
                                                                                                    883,375
                                                                                         ------------------
Transportation & Shipping                                    0.55%
#ExpressJet Holdings 144A 4.25% 8/1/23                                              -                     -
#Northwest Airlines Convertible 144A 7.625% 11/15/23                                -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Utilities                                                    1.09%
CenterPoint Energy 3.75% 5/15/23                                              400,000               457,000
#CenterPoint Energy 144A 3.75% 5/15/23                                              -                     -
                                                                                         ------------------
                                                                                                    457,000
                                                                                         ------------------
TOTAL CONVERTIBLE BONDS                                                                           9,915,576
                                                                                         ------------------

CONVERTIBLE PREFERRED STOCK                                 10.01%
Automobiles & Automotive Parts                               1.36%
Ford Capital Trust II 6.50%                                                         -                     -
General Motors 5.25%                                                           30,000               690,600
Tower Automotive Capital Trust 6.75%                                                -                     -
Tower Automotive Capital Trust 6.75%                                                -                     -
                                                                                         ------------------
                                                                                                    690,600
                                                                                         ------------------
Banking, Finance & Insurance                                 2.21%
Chubb 7.00%                                                                    20,000               587,400
Lehman Brothers Holdings 6.25%                                                 11,250               292,500
Washington Mutual 5.375%                                                            -                     -
                                                                                         ------------------
                                                                                                    879,900
                                                                                         ------------------
Cable, Media & Publishing                                    0.89%
Interpublic Group 5.375%                                                       25,800             1,200,990
                                                                                         ------------------
                                                                                                  1,200,990
                                                                                         ------------------
Consumer Products                                            0.22%
Newell Financial Trust I 5.25%                                                      -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------


                                                                       LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
+Wyeth 1.36% 1/15/24                                                        1,750,000             1,769,355
                                                                                         ------------------
                                                                                                 10,846,354
                                                                                         ------------------
Industrial Machinery
#Human Genome 144A 2.25% 10/15/11                                                   -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Leisure, Lodging & Entertainment
#Regal Entertainment Group 144A 3.75% 5/15/08                               1,270,000             1,747,838
                                                                                         ------------------
                                                                                                  1,747,838
                                                                                         ------------------
Real Estate
Meristar Hospitality 9.50% 4/1/10                                                   -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Retail
+Lowes Companies 0.861% 10/19/21                                            1,250,000             1,284,375
#Saks 144A 2.00% 3/15/24                                                    1,275,000             1,217,625
^TJX 1.75% 2/13/21                                                          2,000,000             1,697,499
                                                                                         ------------------
                                                                                                  4,199,499
                                                                                         ------------------
Transportation & Shipping
#ExpressJet Holdings 144A 4.25% 8/1/23                                        750,000               738,750
#Northwest Airlines Convertible 144A 7.625% 11/15/23                        1,250,000               964,063
                                                                                         ------------------
                                                                                                  1,702,813
                                                                                         ------------------
Utilities
CenterPoint Energy 3.75% 5/15/23                                              600,000               685,500
#CenterPoint Energy 144A 3.75% 5/15/23                                      1,930,000             2,205,025
                                                                                         ------------------
                                                                                                  2,890,525
                                                                                         ------------------
TOTAL CONVERTIBLE BONDS                                                                          44,839,904
                                                                                         ------------------

CONVERTIBLE PREFERRED STOCK
Automobiles & Automotive Parts
Ford Capital Trust II 6.50%                                                    20,000             1,049,000
General Motors 5.25%                                                           70,000             1,611,400
Tower Automotive Capital Trust 6.75%                                           12,125               136,406
Tower Automotive Capital Trust 6.75%                                           60,650               682,313
                                                                                         ------------------
                                                                                                  3,479,119
                                                                                         ------------------
Banking, Finance & Insurance
Chubb 7.00%                                                                    85,000             2,496,450
Lehman Brothers Holdings 6.25%                                                 47,000             1,222,000
Washington Mutual 5.375%                                                       40,000             2,186,640
                                                                                         ------------------
                                                                                                  5,905,090
                                                                                         ------------------
Cable, Media & Publishing
Interpublic Group 5.375%                                                       33,200             1,545,460
                                                                                         ------------------
                                                                                                  1,545,460
                                                                                         ------------------
Consumer Products
Newell Financial Trust I 5.25%                                                 15,000               680,625
                                                                                         ------------------
                                                                                                    680,625
                                                                                         ------------------


                                                                          DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
+Wyeth 1.36% 1/15/24                                                        3,000,000             3,033,180
                                                                                         ------------------
                                                                                                 12,110,179
                                                                                         ------------------
Industrial Machinery
#Human Genome 144A 2.25% 10/15/11                                             500,000               498,750
                                                                                         ------------------
                                                                                                    498,750
                                                                                         ------------------
Leisure, Lodging & Entertainment
#Regal Entertainment Group 144A 3.75% 5/15/08                               1,620,000             2,229,526
                                                                                         ------------------
                                                                                                  2,229,526
                                                                                         ------------------
Real Estate
Meristar Hospitality 9.50% 4/1/10                                             100,000               121,125
                                                                                         ------------------
                                                                                                    121,125
                                                                                         ------------------
Retail
+Lowes Companies 0.861% 10/19/21                                            1,250,000             1,284,375
#Saks 144A 2.00% 3/15/24                                                    2,200,000             2,101,000
^TJX 1.75% 2/13/21                                                          2,000,000             1,697,499
                                                                                         ------------------
                                                                                                  5,082,874
                                                                                         ------------------
Transportation & Shipping
#ExpressJet Holdings 144A 4.25% 8/1/23                                        750,000               738,750
#Northwest Airlines Convertible 144A 7.625% 11/15/23                        1,250,000               964,063
                                                                                         ------------------
                                                                                                  1,702,813
                                                                                         ------------------
Utilities
CenterPoint Energy 3.75% 5/15/23                                            1,000,000             1,142,500
#CenterPoint Energy 144A 3.75% 5/15/23                                      1,930,000             2,205,025
                                                                                         ------------------
                                                                                                  3,347,525
                                                                                         ------------------
TOTAL CONVERTIBLE BONDS                                                                          54,755,480
                                                                                         ------------------

CONVERTIBLE PREFERRED STOCK
Automobiles & Automotive Parts
Ford Capital Trust II 6.50%                                                    20,000             1,049,000
General Motors 5.25%                                                          100,000             2,302,000
Tower Automotive Capital Trust 6.75%                                           12,125               136,406
Tower Automotive Capital Trust 6.75%                                           60,650               682,313
                                                                                         ------------------
                                                                                                  4,169,719
                                                                                         ------------------
Banking, Finance & Insurance
Chubb 7.00%                                                                   105,000             3,083,850
Lehman Brothers Holdings 6.25%                                                 58,250             1,514,500
Washington Mutual 5.375%                                                       40,000             2,186,640
                                                                                         ------------------
                                                                                                  6,784,990
                                                                                         ------------------
Cable, Media & Publishing
Interpublic Group 5.375%                                                       59,000             2,746,450
                                                                                         ------------------
                                                                                                  2,746,450
                                                                                         ------------------
Consumer Products
Newell Financial Trust I 5.25%                                                 15,000               680,625
                                                                                         ------------------
                                                                                                    680,625
                                                                                         ------------------

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
Energy                                                       1.63%
Chesapeake Energy 6.00%                                                         6,500               590,688
El Paso Energy Capital Trust I 4.75%                                                -                     -
Unocal Capital Trust 6.25%                                                          -                     -
#Williams 144A 5.50%                                                                -                     -
                                                                                         ------------------
                                                                                                    590,688
                                                                                         ------------------
Environmental Services                                       0.22%
Allied Waste Industries 6.25%                                                       -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Food, Beverage & Tobacco                                     0.64%
Constellation Brands 5.75%                                                     18,200               656,110
                                                                                         ------------------
                                                                                                    656,110
                                                                                         ------------------
Paper & Forest Products                                      1.93%
International Paper Capital 5.25%                                                   -                     -
Temple-Inland 7.50%                                                            14,000               724,780
                                                                                         ------------------
                                                                                                    724,780
                                                                                         ------------------
Telecommunications                                           0.40%
Lucent Technologies Capital Trust I 7.75%                                       1,000             1,216,940
                                                                                         ------------------
                                                                                                  1,216,940
                                                                                         ------------------
Utilities                                                    0.51%
Aquila 6.75%                                                                    4,000               132,000
CenterPoint Energy 2.00%                                                            -                     -
                                                                                         ------------------
                                                                                                    132,000
                                                                                         ------------------
TOTAL CONVERTIBLE PREFERRED STOCK                                                                 6,092,008
                                                                                         ------------------

PREFERRED STOCK                                              2.24%
Energy                                                       0.49%
Chesapeake Energy 5.00%                                                         2,000               250,750
                                                                                         ------------------
                                                                                                    250,750
                                                                                         ------------------
Leisure, Lodging & Entertainment                             0.20%
Westcoast Hospitality 9.50%                                                    24,000               624,000
                                                                                         ------------------
                                                                                                    624,000
                                                                                         ------------------
Real Estate                                                  1.51%
Equity Inns Series B 8.75%                                                     18,300               488,610
LaSalle Hotel Properties 10.25%                                                36,500             1,026,014
Ramco-Gershenson Properties 9.50%                                              15,700               433,477
SL Green Realty 7.625%                                                         23,000               596,563
                                                                                         ------------------
                                                                                                  2,544,664
                                                                                         ------------------
Utilities                                                    0.05%
Public Service Enterprise Group 10.25%                                          2,400               139,920
TNP Enterprises PIK 14.50%                                                          1                   938
                                                                                         ------------------
                                                                                                    140,858
                                                                                         ------------------
TOTAL PREFERRED STOCK                                                                             3,560,272
                                                                                         ------------------

EXCHANGE TRADED FUNDS                                        0.56%


                                                                       LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
Energy
Chesapeake Energy 6.00%                                                        10,000               908,750
El Paso Energy Capital Trust I 4.75%                                           34,600             1,262,900
Unocal Capital Trust 6.25%                                                      9,900               537,075
#Williams 144A 5.50%                                                           20,000             1,707,500
                                                                                         ------------------
                                                                                                  4,416,225
                                                                                         ------------------
Environmental Services
Allied Waste Industries 6.25%                                                  13,100               687,619
                                                                                         ------------------
                                                                                                    687,619
                                                                                         ------------------
Food, Beverage & Tobacco
Constellation Brands 5.75%                                                     36,000             1,297,800
                                                                                         ------------------
                                                                                                  1,297,800
                                                                                         ------------------
Paper & Forest Products
International Paper Capital 5.25%                                              65,000             3,274,375
Temple-Inland 7.50%                                                            37,000             1,915,490
                                                                                         ------------------
                                                                                                  5,189,865
                                                                                         ------------------
Telecommunications
Lucent Technologies Capital Trust I 7.75%                                           -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Utilities
Aquila 6.75%                                                                   16,000               528,000
CenterPoint Energy 2.00%                                                       26,000               918,372
                                                                                         ------------------
                                                                                                  1,446,372
                                                                                         ------------------
TOTAL CONVERTIBLE PREFERRED STOCK                                                                24,648,175
                                                                                         ------------------

PREFERRED STOCK
Energy
Chesapeake Energy 5.00%                                                        10,000             1,253,750
                                                                                         ------------------
                                                                                                  1,253,750
                                                                                         ------------------
Leisure, Lodging & Entertainment
Westcoast Hospitality 9.50%                                                         -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
Real Estate
Equity Inns Series B 8.75%                                                          -                     -
LaSalle Hotel Properties 10.25%                                                     -                     -
Ramco-Gershenson Properties 9.50%                                                   -                     -
SL Green Realty 7.625%                                                         80,000             2,075,000
                                                                                         ------------------
                                                                                                  2,075,000
                                                                                         ------------------
Utilities
Public Service Enterprise Group 10.25%                                              -                     -
TNP Enterprises PIK 14.50%                                                          -                     -
                                                                                         ------------------
                                                                                                          -
                                                                                         ------------------
TOTAL PREFERRED STOCK                                                                             3,328,750
                                                                                         ------------------

EXCHANGE TRADED FUNDS


                                                                          DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
Energy
Chesapeake Energy 6.00%                                                        16,500             1,499,438
El Paso Energy Capital Trust I 4.75%                                           34,600             1,262,900
Unocal Capital Trust 6.25%                                                      9,900               537,075
#Williams 144A 5.50%                                                           20,000             1,707,500
                                                                                         ------------------
                                                                                                  5,006,913
                                                                                         ------------------
Environmental Services
Allied Waste Industries 6.25%                                                  13,100               687,619
                                                                                         ------------------
                                                                                                    687,619
                                                                                         ------------------
Food, Beverage & Tobacco
Constellation Brands 5.75%                                                     54,200             1,953,910
                                                                                         ------------------
                                                                                                  1,953,910
                                                                                         ------------------
Paper & Forest Products
International Paper Capital 5.25%                                              65,000             3,274,375
Temple-Inland 7.50%                                                            51,000             2,640,270
                                                                                         ------------------
                                                                                                  5,914,645
                                                                                         ------------------
Telecommunications
Lucent Technologies Capital Trust I 7.75%                                       1,000             1,216,940
                                                                                         ------------------
                                                                                                  1,216,940
                                                                                         ------------------
Utilities
Aquila 6.75%                                                                   20,000               660,000
CenterPoint Energy 2.00%                                                       26,000               918,372
                                                                                         ------------------
                                                                                                  1,578,372
                                                                                         ------------------
TOTAL CONVERTIBLE PREFERRED STOCK                                                                30,740,183
                                                                                         ------------------

Preferred Stock
Energy
Chesapeake Energy 5.00%                                                        12,000             1,504,500
                                                                                         ------------------
                                                                                                  1,504,500
                                                                                         ------------------
Leisure, Lodging & Entertainment
Westcoast Hospitality 9.50%                                                    24,000               624,000
                                                                                         ------------------
                                                                                                    624,000
                                                                                         ------------------
Real Estate
Equity Inns Series B 8.75%                                                     18,300               488,610
LaSalle Hotel Properties 10.25%                                                36,500             1,026,014
Ramco-Gershenson Properties 9.50%                                              15,700               433,477
SL Green Realty 7.625%                                                        103,000             2,671,563
                                                                                         ------------------
                                                                                                  4,619,664
                                                                                         ------------------
Utilities
Public Service Enterprise Group 10.25%                                          2,400               139,920
TNP Enterprises PIK 14.50%                                                          1                   938
                                                                                         ------------------
                                                                                                    140,858
                                                                                         ------------------
TOTAL PREFERRED STOCK                                                                             6,889,022
                                                                                         ------------------

EXCHANGE TRADED FUNDS

DELAWARE DIVIDEND INCOME FUND
PRO FORMA COMBINED
PORTFOLIO OF INVESTMENTS(A)
AS OF NOVEMBER 30, 2004
(UNAUDITED)

                                                                          DELAWARE DIVIDEND INCOME FUND
                                                         % OF NET    --------------------------------------
                                                          ASSETS     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                         --------    ----------------    ------------------
iShares Dow Jones U.S. Real Estate Index Fund                                  14,600             1,726,888
                                                                                         ------------------
TOTAL EXCHANGE TRADED FUNDS                                                                       1,726,888
                                                                                         ------------------

WARRANT                                                      0.00%
+#Solutia144A                                                                      12                     -
                                                                                         ------------------
TOTAL WARRANT                                                                                             -
                                                                                         ------------------

COMMERCIAL PAPER                                             0.91%
^Eiffel Funding 2.08% 12/1/04                                                       -                     -
^Steamboat Funding 2.03% 12/3/04                                                    -                     -
                                                                                         ------------------
TOTAL COMMERCIAL PAPER                                                                                    -
                                                                                         ------------------

REPURCHASE AGREEMENTS                                        6.46%
With BNP Paribas 1.94% 12/1/04 (dated 11/30/04, to be
  repurchased at $10,367,559, collateralized
  by $9,383,000 U.S. Treasury Bills due 3/3/05, market
  value $9,331,137 and $1,257,000 U.S. Treasury Bills
  due 5/12/05, market value $1,244,518)                              $     10,367,000            10,367,000
With UBS Warburg 1.94% 12/1/04 (dated 11/30/04, to be
  repurchased at $9,463,510, collateralized
  by $3,154,000 U.S. Treasury Bills due 12/23/04,
  market value $3,150,403 and $6,558,000 U.S. Treasury
  Bills due 4/14/05 market value $6,505,786)                                9,463,000             9,463,000
                                                                                         ------------------
TOTAL REPURCHASE AGREEMENTS                                                                      19,830,000
                                                                                         ------------------
TOTAL INVESTMENTS AT MARKET                                 98.71%                              216,157,667
                                                                                         ------------------
TOTAL INVESTMENTS AT COST                                                                       208,472,081
                                                                                         ------------------


                                                                       LINCOLN CONVERTIBLE SECURITIES FUND
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
iShares Dow Jones U.S. Real Estate Index Fund                                       -                     -
                                                                                         ------------------
TOTAL EXCHANGE TRADED FUNDS                                                                               -
                                                                                         ------------------

WARRANT
+#Solutia144A                                                                       -                     -
                                                                                         ------------------
TOTAL WARRANT                                                                                             -
                                                                                         ------------------

COMMERCIAL PAPER
^Eiffel Funding 2.08% 12/1/04                                               1,300,000             1,300,000
^Steamboat Funding 2.03% 12/3/04                                            1,500,000             1,499,830
                                                                                         ------------------
TOTAL COMMERCIAL PAPER                                                                            2,799,830
                                                                                         ------------------

REPURCHASE AGREEMENTS
With BNP Paribas 1.94% 12/1/04 (dated 11/30/04, to be                               -                     -
  repurchased at $10,367,559, collateralized
  by $9,383,000 U.S. Treasury Bills due 3/3/05, market
  value $9,331,137 and $1,257,000 U.S. Treasury Bills
  due 5/12/05, market value $1,244,518)                                             -                     -
With UBS Warburg 1.94% 12/1/04 (dated 11/30/04, to be
  repurchased at $9,463,510, collateralized
  by $3,154,000 U.S. Treasury Bills due 12/23/04,
  market value $3,150,403 and $6,558,000 U.S. Treasury
  Bills due 4/14/05 market value $6,505,786)                                        -                     -
                                                                                         ------------------
TOTAL REPURCHASE AGREEMENTS                                                                               -
                                                                                         ------------------
TOTAL INVESTMENTS AT MARKET                                                                      86,830,102
                                                                                         ------------------
TOTAL INVESTMENTS AT COST                                                                        82,032,984
                                                                                         ------------------


                                                                         DELAWARE DIVIDEND INCOME FUND
                                                                               PRO FORMA COMBINED
                                                                     --------------------------------------
                                                                     PAR/SHARES (US$)    MARKET VALUE (US$)
                                                                     ----------------    ------------------
iShares Dow Jones U.S. Real Estate Index Fund                                  14,600             1,726,888
                                                                                         ------------------
TOTAL EXCHANGE TRADED FUNDS                                                                       1,726,888
                                                                                         ------------------

WARRANT
+#Solutia144A                                                                      12                     -
                                                                                         ------------------
TOTAL WARRANT                                                                                             -
                                                                                         ------------------

COMMERCIAL PAPER
^Eiffel Funding 2.08% 12/1/04                                               1,300,000             1,300,000
^Steamboat Funding 2.03% 12/3/04                                            1,500,000             1,499,830
                                                                                         ------------------
TOTAL COMMERCIAL PAPER                                                                            2,799,830
                                                                                         ------------------

REPURCHASE AGREEMENTS
With BNP Paribas 1.94% 12/1/04 (dated 11/30/04, to be                               -                     -
  repurchased at $10,367,559, collateralized
  by $9,383,000 U.S. Treasury Bills due 3/3/05, market
  value $9,331,137 and $1,257,000 U.S. Treasury Bills
  due 5/12/05, market value $1,244,518)                              $     10,367,000            10,367,000
With UBS Warburg 1.94% 12/1/04 (dated 11/30/04, to be
  repurchased at $9,463,510, collateralized
  by $3,154,000 U.S. Treasury Bills due 12/23/04,
  market value $3,150,403 and $6,558,000 U.S. Treasury
  Bills due 4/14/05 market value $6,505,786)                                9,463,000             9,463,000
                                                                                         ------------------
TOTAL REPURCHASE AGREEMENTS                                                                      19,830,000
                                                                                         ------------------
TOTAL INVESTMENTS AT MARKET                                                                     302,987,769
                                                                                         ------------------
TOTAL INVESTMENTS AT COST                                                                       290,505,065
                                                                                         ------------------

----------
#Securities exempt from registration under 144A of the Securities Act of 1933. +Non-income producing security for the period ended.
*Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^Zero coupon bond. The interest rate shown is the yield at the time of purchase. +Variable Rate Notes-The interest rate shown is the rate at November 30, 2004.

SUMMARY OF ABBREVIATIONS:
PIK - Pay-in-kind
REIT - Real Estate Investment Trust

(A) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment adviser of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

DELAWARE DIVIDEND INCOME FUND
PRO FORMA NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and related notes pertain to the Delaware Dividend Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B, Class C and Class R shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide high current income and the potential for capital appreciation.

1.   BASIS OF PRO FORMA PRESENTATION
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Lincoln National Convertible Securities Fund, Inc. by the Delaware Dividend Income Fund, as if such acquisition had taken place as of December 1, 2003.

Under the terms of the Plan of Reorganization, the combination of the Delaware Dividend Income Fund and the Lincoln National Convertible Securities Fund, Inc. will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Lincoln National Convertible Securities Fund, Inc, in exchange for shares of the Delaware Dividend Income Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Delaware Dividend Income Fund and the Lincoln National Convertible Securities Fund, Inc. have been combined as of and for the twelve months ended November 30, 2004.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Delaware Dividend Income Fund annual report dated November 30, 2004 and the Lincoln National Convertible Securities Fund, Inc. annual report dated December 31, 2004.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Lincoln National Convertible Securities Fund, Inc. by the Delaware Dividend Income Fund had taken place as of December 1, 2003.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those trades on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events.)

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realize and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $47 for the twelve months ended November 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the twelve months ended November 30, 2004 were approximately $2,082. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

3. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses do not exceed 0.75% of average daily net assets of the Fund for at least one year following the Closing Date.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive the distribution and service fees for at least one year following the Closing Date in order to prevent distribution and service fees from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

4.   LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of November 30, 2004, or at any time during the period.

5.   CREDIT AND MARKET RISK
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk the higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions then investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the 12 months ended November 30, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Agreement and Declaration of Trust, the By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits. The following exhibits are incorporated by reference to the previously filed documents as indicated below, except Exhibit 4(a), 12(a), 14(a) and 16(a):

            (1)     Copies of the charter of the Registrant as now in effect;

                    (a)     Agreement and Declaration of Trust (December 17,
                            1998) is incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 22, 1999.

                    (b) Certificate of Trust (December 17, 1998) is incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 22, 1999.

            (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

                    (a) Amended and Restated By-Laws (August 19, 2004) is incorporated into this filing by reference to Post-Effective Amendment No. 33 filed January 28, 2005.

            (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                    Not Applicable.

            (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                    (a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus contained in Part A of this Registration Statement.

            (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                    (a) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust is incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 22, 1999.

                    (b) Amended and Restated By-Laws. Article II of Amended and Restated By-Laws is incorporated into this filing by reference to Post-Effective Amendment No. 33 filed January 28, 2005.

            (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                    (a) Executed Investment Management Agreement (November 23, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of each Fund is incorporated into this filing by reference to Post-Effective Amendment No. 28 filed March 31, 2001.

            (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                    (a) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund, is incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 30, 2004.

                    (b) Executed Second Amended and Restated Financial Intermediary Distribution Agreement (August 21,
                            2003) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant, is incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 30, 2004.

                    (c) Dealer's Agreement (January 2001) is incorporated into this filing by reference to Post-Effective Amendment No. 28 filed March 31, 2001.

                    (d) Vision Mutual Fund Gateway Agreement (November 2000) is incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 31, 2003.

                    (e)     Registered Investment Advisers Agreement (January
                            2001) is incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 31, 2003.

                    (f) Bank/Trust Agreement (August 2004) is incorporated into this filing by reference to Post-Effective Amendment No. 33 filed January 28, 2005.

            (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                    Not Applicable.

            (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

                    (a) Executed Custodian Agreement (May 1, 1996) between JP Morgan Chase Bank and the Registrant, on behalf of Small Cap Value Fund (formerly known as the Value
                            Fund) is incorporated into this filing by reference to Post-Effective Amendment No. 28 filed March 31, 2001.

                            (i) Executed Amendment to Custodian Agreement (July 1, 2001) between JP Morgan Chase Bank and the Registrant is incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 31, 2003.

                            (ii) Executed Amendment No. 1 to Schedule A (July 17, 2003) of Custodian Agreement between JP Morgan Chase Bank and the Registrant is incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 30, 2004.

                            (iii) Executed Letter (November 29, 1996) to add the Dividend Income Fund (formerly Retirement Income Fund) to the Custodian Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 21 filed October 2, 1998.

                            (iv) Executed Letter (December 1998) to add Small Cap Core Fund (formerly Small Cap Contrarian
                                    Fund) to the Custodian Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.

                    (b)     Executed Securities Lending Agreement (December 22,
                            1998) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 28 filed March 31, 2001.

                            (i) Executed Amendment to Securities Lending Agreement (October 1, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 31, 2003.

                            (ii) Executed Amendment No. 1 to Schedule A (July 17, 2003) of Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 30, 2004.

            (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                    (a) Plans under Rule 12b-1 for Class A (April 19, 2001) is incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.

                    (b) Plans under Rule 12b-1 for Class B (April 19, 2001) is incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.

                    (c) Plans under Rule 12b-1 for Class C (April 19, 2001) is incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.

                    (d) Plan under Rule 12b-1 for Class R (May 1, 2003) is incorporated into this filing by reference to Post-Effective Amendment No. 31 filed May 7, 2003.

                    (f) Plan under Rule 18f-3 is incorporated into this filing by reference to Post-Effective Amendment No. 31 filed May 7, 2003.

            (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                    (a) Opinion of counsel is incorporated into this filing by reference to Post-Effective Amendment No. 24 filed on November 22, 1999.

            (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                    (a) Form of Tax opinion is electronically filed herewith as Exhibit No. EX-99(12)(a).

            (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                    (a)     Executed Shareholder Services Agreement (April 19,
                            2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund is incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.

                            (i) Executed Amendment Letter (August 23, 2002) to the Shareholder Services Agreement incorporated is into this filing by reference to Post-Effective Amendment No. 32 filed January 30, 2004.

                            (ii) Executed Schedule B (December 2, 2004) to the Shareholder Services Agreement is incorporated into this filing by reference to Post-Effective Amendment No. 33 filed January 28, 2005.

                    (b) Executed Delaware Family of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund is incorporated into this filing by reference to Post-Effective Amendment No. 17 filed January 28, 1997.

                            (i) Executed Schedule B (May 16, 2002) to the Delaware Family of Funds Fund Accounting Agreement is incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 31, 2003.

                            (ii) Executed Amendment No. 27 (October 1, 2003) to Schedule A of Delaware Family of Funds Fund Accounting Agreement is incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 30, 2004.

            (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

                    (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm for the Registrant, is electronically filed herewith as Exhibit
                            No. EX-99(14)(a).

            (15)    All financial statements omitted pursuant to Item 14(a)(1);

                    Not Applicable.

            (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                    (a) Powers of Attorney is electronically filed herewith as Exhibit No. EX-99(16)(a).

            (17) Any additional exhibits which the Registrant may wish to file.

                    (a) Code of Ethics for Delaware Investments Family of Funds is incorporated into this filing by reference to Post-Effective Amendment No. 33 filed January 28, 2005.

                    (b) Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P., is incorporated into this filing by reference to Post-Effective Amendment No. 33 filed January 28, 2005.

                    (c) Code of Ethics for Lincoln Financial Distributors, Inc. is incorporated into this filing by reference to Post-Effective Amendment No. 33 filed January 28, 2005.

Item 17.    Undertakings.

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

            (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

        As required by the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 6th day of April, 2005.

                                                  DELAWARE GROUP EQUITY FUNDS V

                                                  By:  /s/ Jude T. Driscoll
                                                       -------------------------
                                                       Jude T. Driscoll
                                                       Chairman

        As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

       Signature                       Title                    Date
------------------------    -----------------------------   -------------

/s/ Jude T. Driscoll        Chairman/President/             April 6, 2005
------------------------    Chief Executive Officer
Jude T. Driscoll            (Principal Executive Officer)
                            and Trustee

/s/ Thomas L. Bennett*      Trustee                         April 6, 2005
------------------------
Thomas L. Bennett

/s/ John A. Fry*            Trustee                         April 6, 2005
------------------------
John A. Fry

/s/ Anthony D. Knerr*       Trustee                         April 6, 2005
------------------------
Anthony D. Knerr

/s/ Lucinda S. Landreth*    Trustee                         April 6, 2005
------------------------
Lucinda S. Landreth

/s/ Ann R. Leven*           Trustee                         April 6, 2005
------------------------
Ann R. Leven

/s/ Thomas F. Madison*      Trustee                         April 6, 2005
------------------------
Thomas F. Madison

/s/ Janet L. Yeomans*       Trustee                         April 6, 2005
------------------------
Janet L. Yeomans

/s/ J. Richard Zecher*      Trustee                         April 6, 2005
------------------------
J. Richard Zecher

/s/ Michael P. Bishof*      Senior Vice President/          April 6, 2005
------------------------    Chief Financial Officer
Michael P. Bishof           (Principal Accounting Officer)

                            * By: /s/ Jude T. Driscoll
                                  --------------------
                                  Jude T. Driscoll
                                  Attorney-in-Fact
                 (Pursuant to Powers of Attorney herewith filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits
                                       to
                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.      Exhibit
-----------      ---------------------------------------------------------------
EX-99.12(a)      Form of Tax Opinion

EX-99.14(a)      Consent of Ernst & Young LLP, Independent Registered Public
                 Accounting Firm

EX-99.16(a)      Powers of Attorney